                                  NORTHWESTERN
                                  MUTUAL LIFE -Registered Trademark-

--------------------------------------------------------------------------------

                      NORTHWESTERN MUTUAL SERIES FUND, INC.
         (Formerly Northwestern Mutual Variable Life Series Fund, Inc.)

                     A Series Fund Offering Nine Portfolios

           INDEX 500 STOCK PORTFOLIO         GROWTH AND INCOME STOCK PORTFOLIO
           SELECT BOND PORTFOLIO             GROWTH STOCK PORTFOLIO
           MONEY MARKET PORTFOLIO            AGGRESSIVE GROWTH STOCK PORTFOLIO
           BALANCED PORTFOLIO                HIGH YIELD BOND PORTFOLIO
                         INTERNATIONAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------

     THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION ABOUT THE FUND THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. ADDITIONAL INFORMATION ABOUT THE FUND HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION WHICH IS INCORPORATED HEREIN BY REFERENCE. THE STATEMENT OF ADDITIONAL INFORMATION IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE FROM THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY, 720 EAST WISCONSIN AVENUE, MILWAUKEE, WISCONSIN 53202, TELEPHONE NUMBER (414) 271-1444.

     SHARES OF THE FUND ARE OFFERED WITHOUT FEES OR CHARGES FOR SALES EXPENSES, BUT THE SHARES ARE AVAILABLE ONLY FOR PURCHASE BY VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE SEPARATE ACCOUNTS OF THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY. ALL FEES AND CHARGES ASSOCIATED WITH THE VARIABLE ANNUITY CONTRACTS OR VARIABLE LIFE INSURANCE POLICIES, INCLUDING CHARGES FOR SALES EXPENSES, ARE DESCRIBED IN THE ATTACHED SEPARATE ACCOUNT PROSPECTUS.

     AN INVESTMENT IN THE MONEY MARKET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

--------------------------------------------------------------------------------

        THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                  The Date of this Prospectus is April 30, 1997
      The Date of the Statement of Additional Information is April 30, 1997

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION.


                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

Synopsis . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      2
Condensed Financial Information. . . . . . . . . . . . . . . . . . . . .      3
Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . .      3
Investment Objectives and Policies . . . . . . . . . . . . . . . . . . .      5
Index 500 Stock Portfolio. . . . . . . . . . . . . . . . . . . . . . . .      5
Select Bond Portfolio. . . . . . . . . . . . . . . . . . . . . . . . . .      5
Money Market Portfolio . . . . . . . . . . . . . . . . . . . . . . . . .      6
Balanced Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . . .      7
Growth and Income Stock Portfolio. . . . . . . . . . . . . . . . . . . .      8
Growth Stock Portfolio . . . . . . . . . . . . . . . . . . . . . . . . .      9
Aggressive Growth Stock Portfolio. . . . . . . . . . . . . . . . . . . .      9
High Yield Bond Portfolio. . . . . . . . . . . . . . . . . . . . . . . .     10
International Equity Portfolio . . . . . . . . . . . . . . . . . . . . .     11
Financial Futures Contracts. . . . . . . . . . . . . . . . . . . . . . .     12
Eurodollar Certificates of Deposit . . . . . . . . . . . . . . . . . . .     12
Repurchase Agreements and Warrants . . . . . . . . . . . . . . . . . . .     12
Investment Restrictions. . . . . . . . . . . . . . . . . . . . . . . . .     12
Management of the Fund . . . . . . . . . . . . . . . . . . . . . . . . .     13
Portfolio Managers . . . . . . . . . . . . . . . . . . . . . . . . . . .     13
Investment Advisory Fees and Other Expenses. . . . . . . . . . . . . . .     14
Portfolio Transactions . . . . . . . . . . . . . . . . . . . . . . . . .     15
Capital Stock. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     15
Taxes and Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . .     16
Offering and Redemption of Shares. . . . . . . . . . . . . . . . . . . .     16


--------------------------------------------------------------------------------
SYNOPSIS

     Northwestern Mutual Series Fund, Inc. ("Fund") is an open-end diversified management investment company. The Fund is composed of nine separate portfolios which operate as separate mutual funds. The portfolios are the Index 500 Stock Portfolio, the Select Bond Portfolio, the Money Market Portfolio, the Balanced Portfolio, the Growth and Income Stock Portfolio, the Growth Stock Portfolio, the Aggressive Growth Stock Portfolio, the High Yield Bond Portfolio and the International Equity Portfolio ("Portfolios").

     The investment objective of the Index 500 Stock Portfolio is to achieve investment results that approximate the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The Portfolio will attempt to meet this objective by investing in stocks included in the S&P 500 Index.

     The primary investment objective of the Select Bond Portfolio is to provide as high a level of long-term total rate of return as is consistent with prudent investment risk. Total rate of return consists of current income, including interest and discount accruals, and capital appreciation. A secondary objective is to seek preservation of shareholders' capital. The Select Bond Portfolio's assets will be invested primarily in bonds and other debt securities with maturities generally exceeding one year.

     The investment objective of the Money Market Portfolio is to realize maximum current income consistent with liquidity and stability of capital. The assets of the Money Market Portfolio will be invested in money market instruments and other debt securities with maturities generally not exceeding one year.

     The investment objective of the Balanced Portfolio is to realize as high a level of long-term total rate of return as is consistent with prudent investment risk. Total rate of return consists of current income, including dividends, interest and discount accruals, and capital appreciation. The assets of the Balanced Portfolio will be invested in the stock, bond and money market sectors as described above for the other Portfolios and the mix of investments among the three market sectors will be adjusted continuously.

     The investment objectives of the Growth and Income Stock Portfolio are long-term growth of capital and income. Ordinarily the Portfolio pursues its investment objectives by investing primarily in dividend-paying common stock.

     The investment objective of the Growth Stock Portfolio is long-term growth of capital; current income is secondary. The Portfolio will seek to achieve this objective by selecting investments in companies which have above average earnings growth potential.

     The investment objective of the Aggressive Growth Stock Portfolio is to achieve long-term appreciation of capital primarily by investing in the common stocks of companies which can reasonably be expected to increase their sales and earnings at a pace which will exceed the growth rate of the nation's economy over an extended period.

     The investment objective of the High Yield Bond Portfolio is to achieve high current income and capital appreciation by investing primarily in fixed income securities that are rated below investment grade by the major rating agencies. High yield fixed income securities are commonly known as "junk bonds".

     The investment objective of the International Equity Portfolio is long-term capital growth. It pursues its objective through a flexible policy of investing in stocks and debt securities of companies and governments outside the United States.

     There can be no assurance that the investment objectives of any of the Portfolios will be realized. See "Investment Objectives and Policies", p. 5.

     The Fund issues a separate class of common stock for each Portfolio. Shares of the Fund are presently offered only to The Northwestern Mutual Life Insurance Company ("Northwestern Mutual Life") and its separate investment accounts created (or to be created in the future) pursuant to Wisconsin insurance laws. Shares of each Portfolio are both offered and redeemed at their net asset value without the addition of any sales load or redemption charge. See "Offering and Redemption of Shares", p. 16.

     The investment adviser to the Fund is Northwestern Mutual Investment Services, Inc. ("NMIS"), a wholly-owned subsidiary of Northwestern Mutual Life. Northwestern Mutual Life provides personnel and facilities utilized by NMIS in performing its investment advisory functions, and is a party to the investment advisory agreement between NMIS and the Fund. NMIS is paid a monthly investment advisory fee based on the average daily net asset value of each Portfolio. The Fund also pays all interest charges, brokerage commissions, taxes, and extraordinary expenses incurred in connection with the operation of the Fund. Six of the Portfolios bear their own expenses for audit and custodial services. See "Management of the Fund", p. 13.


--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION


     The following information on financial highlights as it relates to each of the years in the five-year period ended December 31, 1996 has been audited by Price Waterhouse LLP, independent accountants. This information should be read in conjunction with the financial statements and notes thereto which appear in the Statement of Additional Information. Further information about the performance of the Fund is contained in the Fund's annual report to shareholders which may be obtained without charge.


FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)



                                                        NET REALIZED
                               NET                           AND                                     DISTRIBUTIONS       NET
                              ASSET                      UNREALIZED        TOTAL        DIVIDENDS      FROM NET         ASSET
                             VALUE,           NET           GAIN           FROM         FROM NET       REALIZED        VALUE,
                            BEGINNING     INVESTMENT      (LOSS) ON     INVESTMENT     INVESTMENT       GAIN ON          END
                             OF YEAR        INCOME       INVESTMENTS    OPERATIONS       INCOME       INVESTMENTS      OF YEAR
------------------------------------------------------------------------------------------------------------------------------

Index 500 Stock Portfolio
*1987 . . .                    1.31            .04            .08            .12           (.08)          (.35)          1.00
*1988 . . .                    1.00            .04            .05            .09           (.04)             -           1.05
*1989 . . .                    1.05            .04            .14            .18           (.04)          (.07)          1.12
*1990 . . .                    1.12            .04           (.08)          (.04)          (.04)             -           1.04
*1991 . . .                    1.04            .03            .27            .30           (.03)             -           1.31
 1992 . . .                    1.31            .03            .03            .06           (.03)          (.01)          1.33
 1993 . . .                    1.33            .04            .09            .13           (.03)          (.14)          1.29
 1994 . . .                    1.29            .03           (.01)           .02           (.03)          (.01)          1.27
 1995 . . .                    1.27            .04            .42            .46           (.01)             -           1.72
 1996 . . .                    1.72            .04            .35            .39           (.02)          (.03)          2.06


                                                            RATIO
                                                           OF NET
                                           RATIO OF      INVESTMENT
                                           EXPENSES        INCOME                          NET
                                              TO          (LOSS) TO      PORTFOLIO       ASSETS,        AVERAGE
                              TOTAL         AVERAGE        AVERAGE       TURNOVER      END OF YEAR    COMMISSION
                             RETURN+      NET ASSETS     NET ASSETS        RATE        (THOUSANDS)       RATE
----------------------------------------------------------------------------------------------------------------

Index 500 Stock Portfolio
*1987 . . .                    8.21           0.30           3.24          99.72          9,712         $    -
*1988 . . .                    8.83           0.30           3.76         106.31         11,414              -
*1989 . . .                   18.39           0.30           3.34         152.13          9,833              -
*1990 . . .                   (4.32)          0.30           3.70          80.07          9,516              -
*1991 . . .                   29.78           0.30           2.88          40.16         14,115              -
 1992 . . .                    4.54           0.30           2.61          39.93         17,288              -
 1993 . . .                    9.90           0.30           2.55          62.69         25,479              -
 1994 . . .                    1.21           0.24           3.10           5.59        316,123              -
 1995 . . .                   37.25           0.21           2.51           3.19        495,133              -
 1996 . . .                   22.75           0.21           2.27           3.45        740,066          .0306




*Not covered by current report of independent accountants.
+Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees.

FINANCIAL HIGHLIGHTS . . . CONTINUED
(FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)



                                                        NET REALIZED
                               NET                           AND                                     DISTRIBUTIONS       NET
                              ASSET                      UNREALIZED        TOTAL        DIVIDENDS      FROM NET         ASSET
                             VALUE,           NET           GAIN           FROM         FROM NET       REALIZED        VALUE,
                            BEGINNING     INVESTMENT      (LOSS) ON     INVESTMENT     INVESTMENT       GAIN ON          END
                             OF YEAR        INCOME       INVESTMENTS    OPERATIONS       INCOME       INVESTMENTS      OF YEAR
------------------------------------------------------------------------------------------------------------------------------

Select Bond Portfolio
*1987 . . .                    1.32            .10           (.10)             -           (.20)          (.05)          1.07
*1988 . . .                    1.07            .09              -            .09           (.09)             -           1.07
*1989 . . .                    1.07            .10            .05            .15           (.09)          (.02)          1.11
*1990 . . .                    1.11            .09           (.01)           .08           (.09)          (.01)          1.09
*1991 . . .                    1.09            .09            .09            .18           (.09)             -           1.18
 1992 . . .                    1.18            .09              -            .09           (.09)          (.04)          1.14
 1993 . . .                    1.14            .08            .05            .13           (.08)          (.04)          1.15
 1994 . . .                    1.15            .06           (.09)          (.03)          (.06)             -           1.06
 1995 . . .                    1.06            .07            .13            .20           (.03)             -           1.23
 1996 . . .                    1.23            .07           (.04)           .03           (.04)             -           1.22


                                                            RATIO
                                                           OF NET
                                           RATIO OF      INVESTMENT
                                           EXPENSES        INCOME                          NET
                                              TO          (LOSS) TO      PORTFOLIO       ASSETS,        AVERAGE
                              TOTAL         AVERAGE        AVERAGE       TURNOVER      END OF YEAR    COMMISSION
                             RETURN+      NET ASSETS     NET ASSETS        RATE        (THOUSANDS)       RATE
----------------------------------------------------------------------------------------------------------------

Select Bond Portfolio
*1987 . . .                   (1.05)          0.30           8.66          91.92          8,205         $    -
*1988 . . .                    8.22           0.30           8.35         113.31          9,208              -
*1989 . . .                   14.16           0.30           8.51         131.41         11,203              -
*1990 . . .                    8.10           0.30           8.50          33.14         12,124              -
*1991 . . .                   17.32           0.30           8.11          60.88         14,703              -
 1992 . . .                    7.74           0.30           7.52          63.29         15,851              -
 1993 . . .                   10.81           0.30           6.40          67.69         17,485              -
 1994 . . .                   (2.28)          0.30           7.02         108.00        158,508              -
 1995 . . .                   19.10           0.30           6.61          69.06        198,142              -
 1996 . . .                    3.31           0.30           6.48         195.98        214,333              -


                                                        NET REALIZED
                               NET                           AND                                     DISTRIBUTIONS       NET
                              ASSET                      UNREALIZED        TOTAL        DIVIDENDS      FROM NET         ASSET
                             VALUE,           NET           GAIN           FROM         FROM NET       REALIZED        VALUE,
                            BEGINNING     INVESTMENT      (LOSS) ON     INVESTMENT     INVESTMENT       GAIN ON          END
                             OF YEAR        INCOME       INVESTMENTS    OPERATIONS       INCOME       INVESTMENTS      OF YEAR
------------------------------------------------------------------------------------------------------------------------------

Money Market Portfolio
*1987 . . .                    1.00            .06              -            .06           (.06)             -           1.00
*1988 . . .                    1.00            .07              -            .07           (.07)             -           1.00
*1989 . . .                    1.00            .09              -            .09           (.09)             -           1.00
*1990 . . .                    1.00            .08              -            .08           (.08)             -           1.00
*1991 . . .                    1.00            .06              -            .06           (.06)             -           1.00
 1992 . . .                    1.00            .03              -            .03           (.03)             -           1.00
 1993 . . .                    1.00            .03              -            .03           (.03)             -           1.00
 1994 . . .                    1.00            .05              -            .05           (.05)             -           1.00
 1995 . . .                    1.00            .06              -            .06           (.06)             -           1.00
 1996 . . .                    1.00            .05              -            .05           (.05)             -           1.00


                                                            RATIO
                                                           OF NET
                                           RATIO OF      INVESTMENT
                                           EXPENSES        INCOME                          NET
                                              TO          (LOSS) TO      PORTFOLIO       ASSETS,        AVERAGE
                              TOTAL         AVERAGE        AVERAGE       TURNOVER      END OF YEAR    COMMISSION
                             RETURN+      NET ASSETS     NET ASSETS        RATE        (THOUSANDS)       RATE
----------------------------------------------------------------------------------------------------------------

Money Market Portfolio
*1987 . . .                    6.64           0.30           6.46              -         11,800         $    -
*1988 . . .                    7.47           0.30           7.24              -         12,958              -
*1989 . . .                    9.18           0.30           8.82              -         12,888              -
*1990 . . .                    8.23           0.30           7.93              -         13,362              -
*1991 . . .                    5.85           0.30           5.71              -         12,787              -
 1992 . . .                    3.49           0.30           3.40              -         14,091              -
 1993 . . .                    2.88           0.30           2.87              -         12,657              -
 1994 . . .                    4.06           0.30           4.64              -        104,217              -
 1995 . . .                    5.82           0.30           5.61              -        132,572              -
 1996 . . .                    5.29           0.30           5.13              -        176,298              -


                                                        NET REALIZED
                               NET                           AND                                     DISTRIBUTIONS       NET
                              ASSET                      UNREALIZED        TOTAL        DIVIDENDS      FROM NET         ASSET
                             VALUE,           NET           GAIN           FROM         FROM NET       REALIZED        VALUE,
                            BEGINNING     INVESTMENT      (LOSS) ON     INVESTMENT     INVESTMENT       GAIN ON          END
                             OF YEAR        INCOME       INVESTMENTS    OPERATIONS       INCOME       INVESTMENTS      OF YEAR
------------------------------------------------------------------------------------------------------------------------------

Balanced Portfolio
*1987 . . .                    1.35            .07            .03            .10           (.11)          (.19)          1.15
*1988 . . .                    1.15            .07            .02            .09           (.07)             -           1.17
*1989 . . .                    1.17            .07            .12            .19           (.08)          (.04)          1.24
*1990 . . .                    1.24            .07           (.05)           .02           (.07)             -           1.19
*1991 . . .                    1.19            .07            .21            .28           (.07)             -           1.40
 1992 . . .                    1.40            .06            .01            .07           (.06)          (.02)          1.39
 1993 . . .                    1.39            .06            .09            .15           (.07)          (.14)          1.33
 1994 . . .                    1.33            .04           (.05)          (.01)             -           (.01)          1.31
 1995 . . .                    1.31            .07            .27            .34           (.04)          (.01)          1.60
 1996 . . .                    1.60            .06            .15            .21           (.06)          (.03)          1.72


                                                            RATIO
                                                           OF NET
                                           RATIO OF      INVESTMENT
                                           EXPENSES        INCOME                          NET
                                              TO          (LOSS) TO      PORTFOLIO       ASSETS,        AVERAGE
                              TOTAL         AVERAGE        AVERAGE       TURNOVER      END OF YEAR    COMMISSION
                             RETURN+      NET ASSETS     NET ASSETS        RATE        (THOUSANDS)       RATE
----------------------------------------------------------------------------------------------------------------

Balanced Portfolio
*1987 . . .                    7.15           0.30           5.06          77.97         32,880         $    -
*1988 . . .                    8.08           0.30           5.80          74.51         39,156              -
*1989 . . .                   15.66           0.30           5.87         140.55         41,226              -
*1990 . . .                    1.53           0.30           6.07          72.89         42,839              -
*1991 . . .                   23.33           0.30           5.11          55.46         57,269              -
 1992 . . .                    5.61           0.30           4.45          43.28         66,006              -
 1993 . . .                    9.91           0.30           4.24          70.91         68,910              -
 1994 . . .                    0.16           0.30           4.78          42.35      1,727,127              -
 1995 . . .                   26.39           0.30           4.40          37.28      2,083,289              -
 1996 . . .                   13.45           0.30           3.95          67.66      2,326,234          .0320


                                                        NET REALIZED
                               NET                           AND                                     DISTRIBUTIONS       NET
                              ASSET                      UNREALIZED        TOTAL        DIVIDENDS      FROM NET         ASSET
                             VALUE,           NET           GAIN           FROM         FROM NET       REALIZED        VALUE,
                            BEGINNING     INVESTMENT      (LOSS) ON     INVESTMENT     INVESTMENT       GAIN ON          END
                             OF YEAR        INCOME       INVESTMENTS    OPERATIONS       INCOME       INVESTMENTS      OF YEAR
------------------------------------------------------------------------------------------------------------------------------

Growth and Income Stock Portfolio
**1994 . . .                  $1.00           $.01          $(.01)        $    -          $(.01)         $(.01)         $0.98
  1995 . . .                   0.98            .02            .29            .31           (.02)          (.06)          1.21
  1996 . . .                   1.21            .02            .23            .25           (.02)          (.12)          1.32


                                                            RATIO
                                                           OF NET
                                           RATIO OF      INVESTMENT
                                           EXPENSES        INCOME                          NET
                                              TO          (LOSS) TO      PORTFOLIO       ASSETS,        AVERAGE
                              TOTAL         AVERAGE        AVERAGE       TURNOVER      END OF YEAR    COMMISSION
                             RETURN+      NET ASSETS     NET ASSETS        RATE        (THOUSANDS)       RATE
----------------------------------------------------------------------------------------------------------------

Growth and Income Stock Portfolio
**1994 . . .                   0.34%++        0.78%#         1.93%#        54.18%        64,700         $    -
  1995 . . .                  31.12           0.69           1.68          80.00        136,923              -
  1996 . . .                  19.97           0.62           1.44          93.92        234,184          .0515


                                                        NET REALIZED
                               NET                           AND                                     DISTRIBUTIONS       NET
                              ASSET                      UNREALIZED        TOTAL        DIVIDENDS      FROM NET         ASSET
                             VALUE,           NET           GAIN           FROM         FROM NET       REALIZED        VALUE,
                            BEGINNING     INVESTMENT      (LOSS) ON     INVESTMENT     INVESTMENT       GAIN ON          END
                             OF YEAR        INCOME       INVESTMENTS    OPERATIONS       INCOME       INVESTMENTS      OF YEAR
------------------------------------------------------------------------------------------------------------------------------

Growth Stock Portfolio
**1994 . . .                  $1.00           $.01           $  -           $.01          $(.01)         $   -          $1.00
  1995 . . .                   1.00            .02            .28            .30           (.02)          (.02)          1.26
  1996 . . .                   1.26            .02            .25            .27           (.02)          (.05)          1.46


                                                            RATIO
                                                           OF NET
                                           RATIO OF      INVESTMENT
                                           EXPENSES        INCOME                          NET
                                              TO          (LOSS) TO      PORTFOLIO       ASSETS,        AVERAGE
                              TOTAL         AVERAGE        AVERAGE       TURNOVER      END OF YEAR    COMMISSION
                             RETURN+      NET ASSETS     NET ASSETS        RATE        (THOUSANDS)       RATE
----------------------------------------------------------------------------------------------------------------

Growth Stock Portfolio
**1994 . . .                   1.55%++        0.71%#         2.30%#        16.51%        41,868         $    -
  1995 . . .                  30.82           0.61           1.77          46.83         85,557              -
  1996 . . .                  20.91           0.57           1.41          37.61        170,482          .0629


                                                        NET REALIZED
                               NET                           AND                                     DISTRIBUTIONS       NET
                              ASSET                      UNREALIZED        TOTAL        DIVIDENDS      FROM NET         ASSET
                             VALUE,           NET           GAIN           FROM         FROM NET       REALIZED        VALUE,
                            BEGINNING     INVESTMENT      (LOSS) ON     INVESTMENT     INVESTMENT       GAIN ON          END
                             OF YEAR        INCOME       INVESTMENTS    OPERATIONS       INCOME       INVESTMENTS      OF YEAR
------------------------------------------------------------------------------------------------------------------------------

Aggressive Growth Stock Portfolio
 *1990 . . .                  $1.00           $.01           $.01           $.02          $(.01)         $   -          $1.01
 *1991 . . .                   1.01            .01            .56            .57           (.01)          (.02)          1.55
 *1992 . . .                   1.55            .01            .09            .10           (.01)             -           1.64
 *1993 . . .                   1.64              -            .31            .31              -           (.03)          1.92
**1994 . . .                   1.91              -            .09            .09              -              -           2.00
  1995 . . .                   2.00              -            .78            .78              -           (.01)          2.77
  1996 . . .                   2.77              -            .49            .49              -           (.11)          3.15


                                                            RATIO
                                                           OF NET
                                           RATIO OF      INVESTMENT
                                           EXPENSES        INCOME                          NET
                                              TO          (LOSS) TO      PORTFOLIO       ASSETS,        AVERAGE
                              TOTAL         AVERAGE        AVERAGE       TURNOVER      END OF YEAR    COMMISSION
                             RETURN+      NET ASSETS     NET ASSETS        RATE        (THOUSANDS)       RATE
----------------------------------------------------------------------------------------------------------------

Aggressive Growth Stock Portfolio
 *1990 . . .                   1.89%++        0.07%          0.50%            - %        10,516           $  -
 *1991 . . .                  56.00           0.84           0.69          44.28         53,828              -
 *1992 . . .                   5.95           0.75           0.39          81.96        127,964              -
 *1993 . . .                  19.11           0.66           0.05          63.63        195,810              -
**1994 . . .                   4.47++         0.58#          0.29#         21.54        327,096              -
  1995 . . .                  39.29           0.56           0.13          37.84        577,014              -
  1996 . . .                  17.70           0.54          (0.03)         47.25        871,926          .0513


                                                        NET REALIZED
                               NET                           AND                                     DISTRIBUTIONS       NET
                              ASSET                      UNREALIZED        TOTAL        DIVIDENDS      FROM NET         ASSET
                             VALUE,           NET           GAIN           FROM         FROM NET       REALIZED        VALUE,
                            BEGINNING     INVESTMENT      (LOSS) ON     INVESTMENT     INVESTMENT       GAIN ON          END
                             OF YEAR        INCOME       INVESTMENTS    OPERATIONS       INCOME       INVESTMENTS      OF YEAR
------------------------------------------------------------------------------------------------------------------------------

High Yield Bond Portfolio
**1994 . . .                  $1.00           $.06          $(.03)          $.03          $(.06)         $   -          $0.97
  1995 . . .                   0.97            .10            .07            .17           (.10)          (.01)          1.03
  1996 . . .                   1.03            .09            .10            .19           (.09)          (.03)          1.10


                                                            RATIO
                                                           OF NET
                                           RATIO OF      INVESTMENT
                                           EXPENSES        INCOME                          NET
                                              TO          (LOSS) TO      PORTFOLIO       ASSETS,        AVERAGE
                              TOTAL         AVERAGE        AVERAGE       TURNOVER      END OF YEAR    COMMISSION
                             RETURN+      NET ASSETS     NET ASSETS        RATE        (THOUSANDS)       RATE
----------------------------------------------------------------------------------------------------------------

High Yield Bond Portfolio
**1994 . . .                   3.02%++        0.73%#         9.40%#       119.48%        35,537         $    -
  1995 . . .                  16.78           0.65           9.90         116.57         55,974              -
  1996 . . .                  19.77           0.60           9.54         143.92         93,878              -


                                                        NET REALIZED
                               NET                           AND                                     DISTRIBUTIONS       NET
                              ASSET                      UNREALIZED        TOTAL        DIVIDENDS      FROM NET         ASSET
                             VALUE,           NET           GAIN           FROM         FROM NET       REALIZED        VALUE,
                            BEGINNING     INVESTMENT      (LOSS) ON     INVESTMENT     INVESTMENT       GAIN ON          END
                             OF YEAR        INCOME       INVESTMENTS    OPERATIONS       INCOME       INVESTMENTS      OF YEAR
------------------------------------------------------------------------------------------------------------------------------

International Equity Portfolio
 *1993 . . .                  $1.00           $.01           $.23           $.24          $(.01)         $   -          $1.23
**1994 . . .                   1.22            .02           (.02)             -           (.02)          (.01)          1.19
  1995 . . .                   1.19            .04            .13            .17              -           (.01)          1.35
  1996 . . .                   1.35            .04            .24            .28           (.03)          (.04)          1.56


                                                            RATIO
                                                           OF NET
                                           RATIO OF      INVESTMENT
                                           EXPENSES        INCOME                          NET
                                              TO          (LOSS) TO      PORTFOLIO       ASSETS,        AVERAGE
                              TOTAL         AVERAGE        AVERAGE       TURNOVER      END OF YEAR    COMMISSION
                             RETURN+      NET ASSETS     NET ASSETS        RATE        (THOUSANDS)       RATE
----------------------------------------------------------------------------------------------------------------

International Equity Portfolio
 *1993 . . .                  24.64%++        0.70%          1.14%          3.62%       140,410         $    -
**1994 . . .                   0.11++         0.87#          2.28#         10.97        292,533              -
  1995 . . .                  14.57           0.85           2.68          26.71        342,127              -
  1996 . . .                  21.01           0.81           3.02          17.07        505,189          .0515


*    Not covered by current report of independent accountants.
** For the period of May 3, 1994 (commencement of operations) through December 31, 1994.
 + Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees.
++   Reflects total return for the period; not annualized.
 #   Computed on an annualized basis

     For the seven-day period ended on January 31, 1997, the Money Market Portfolio's yield was 5.20% and was equivalent to a compound effective yield of 5.34%. This yield does not reflect charges imposed by Northwestern Mutual Life under variable annuity contracts and variable life insurance policies and, therefore, may be of limited comparative value. An explanation of the calculation of the yield is included in the Statement of Additional Information.


--------------------------------------------------------------------------------
INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives and policies of each Portfolio are described below. The investment objective of a Portfolio may be changed only with the approval of the majority of the Portfolio's shares outstanding. The details of the investment policies of a Portfolio may be changed by the Fund's Board of Directors without a vote of the shareholders. For example, such details include investments in new types of debt instruments which may be devised in the future or which are presently in disuse but may become more prominent in the future and minor changes in investment policies which may be made in response to changes in regulatory requirements which are reflected in the Portfolio's present policies.

     There can be no assurance that the objectives of the Portfolios will be realized. Investment in equity securities inherently involves the risks associated with the affairs of each issuer of the securities as well as general market risks. The same is true of investment in debt securities. Debt securities tend to decline in value when interest rates rise; this effect is greater for longer term bonds and relatively minor for short term cash instruments which are about to mature. Investment in the Balanced Portfolio necessarily involves the risks inherent in stocks and debt securities of varying maturities, including the risk that the Balanced Portfolio may invest too much or too little of its assets in each type of security at any particular time. Investment in the International Portfolio involves an array of special risk considerations. Some of these are briefly described below. A longer description is included in the Statement of Additional Information.

INDEX 500 STOCK PORTFOLIO

     The investment objective of the Index 500 Stock Portfolio is to achieve investment results that approximate the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The Portfolio will attempt to meet this objective by investing in stocks included in the S&P 500 Index in proportion to their weighting in the index.


     The S&P 500 Index is composed of 500 common stocks representing more than 70% of the total market value of all publicly-traded common stocks. "Standard & Poor's-Registered Trademark-", "S&P-Registered Trademark-", "S&P 500-Registered Trademark-", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Northwestern Mutual Life. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.


     The Index 500 Stock Portfolio will not be managed in the traditional sense using economic, financial and market analysis. A computer program will be used to determine which stocks are to be purchased or sold to achieve the Portfolio's objective. The Portfolio will, to the extent feasible, remain fully invested and will normally hold at least 450 of the 500 issues that comprise the S&P 500 Index.

     The Index 500 Stock Portfolio's ability to match the performance of the S&P 500 Index will be affected to some extent by the size and timing of cash flows into and out of the Index 500 Stock Portfolio. The Portfolio will be managed with a view to reducing such effects. A portion of the assets may at times be invested in investment grade debt securities, short term commercial paper and United States Treasury obligations, as well as option contracts, stock index futures contracts, and repurchase agreements. See "Financial Futures Contracts", p. 12 and "Repurchase Agreements and Warrants", p. 12.

SELECT BOND PORTFOLIO

     The primary investment objective of the Select Bond Portfolio is to provide as high a level of long-term total rate of return as is consistent with prudent investment risk. Total rate of return consists of current income, including interest and discount accruals, and capital appreciation. A secondary objective is to seek preservation of shareholders' capital.

     The Select Bond Portfolio's assets will be invested in the following types of securities:

     1. publicly offered straight debt securities having a rating within the four highest grades as determined by Moody's Investors Service, Inc. (Aaa, Aa, A or Baa) or Standard & Poor's (AAA, AA, A or BBB);

     2. obligations of or guaranteed by the United States Government or its agencies;

     3. obligations (payable in U.S. dollars) of or guaranteed by the Government of Canada or of a Province of Canada or any instrumentality or political subdivision thereof, provided such obligations have a rating within the three highest grades as determined by Moody's Investors Service, Inc. or Standard & Poor's and do not exceed 10% of the Portfolio's total assets;

     4. publicly offered straight debt securities issued or guaranteed by a national or state bank or bank holding company (as defined in the Federal Bank Holding Company Act, as amended) having a rating within the two highest grades as determined by Fitch's Investor's Service, Inc. (AAA or AA), and certificates of deposit of such banks or bank holding companies;

     5. commercial paper having a rating within the two highest investment grades, as determined by Moody's Investors Service, Inc. (P-1 or P-2) or Standard & Poor's (A-1 or A-2);

     6. straight debt securities acquired directly from the issuers in private placement transactions, which securities, in the judgment of the Fund's Board of Directors, are of investment quality comparable to publicly offered straight debt securities rated Baa by Moody's Investors Service, Inc. or BBB by Standard & Poor's, or better;

     7.   cash or cash equivalents; and

     8. preferred stocks and obligations not described above, including convertible securities, securities carrying warrants to purchase equity securities and securities acquired directly from the issuers in private placement transactions other than those securities described above.

     A description of the ratings provided by Moody's Investors Service, Inc., Standard & Poor's and Fitch's Investor's Service, Inc. is included in the Statement of Additional Information.

     The Select Bond Portfolio will not invest in common stocks directly, but may retain up to 10% of its total assets in common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities.

     At least 70% of the Select Bond Portfolio's total assets will normally be invested in bonds and debentures which have maturities of at least one year. However, during periods of particular volatility or when an unusual decline in the value of long-term obligations is anticipated, for temporary defensive purposes the Select Bond Portfolio may place a larger portion of its assets in cash and short-term obligations. During such periods the Select Bond Portfolio's holdings of short-term obligations and equity securities may temporarily exceed an aggregate total of 30% of the Select Bond Portfolio's total assets.

     The Select Bond Portfolio invests in obligations of a number of U.S. Government agencies. Obligations of some agencies are supported by the full faith and credit of the U.S. Treasury, others are supported only by the credit of the agency. No assurance can be given that the U.S. Government would provide financial support to any agency if it is not obligated to do so by law. The Select Bond Portfolio will invest in the securities of a particular agency only when the investment adviser is satisfied that the credit risk with respect to such agency is minimal.


     The Select Bond Portfolio may invest up to 10% of its total assets in high yield/high risk securities and up to 10% of its total assets in foreign securities, consistent with its investment objectives. See the description of the High Yield Bond Portfolio, p. 10, for a discussion of high yield/high risk securities. Some of the risks associated with investments in foreign securities are briefly set forth in the description of the International Equity Portfolio,
p. 11.


     The Select Bond Portfolio may also invest in interest rate futures contracts and repurchase agreements. See "Financial Futures Contracts", p. 12 and "Repurchase Agreements and Warrants", p. 12.

MONEY MARKET PORTFOLIO

     The investment objective of the Money Market Portfolio is to realize maximum current income to the extent consistent with liquidity and stability of capital.

     The assets of the Money Market Portfolio will be invested in money market instruments and other debt securities with maturities generally not exceeding one year. Such instruments may include the following:

     1. U.S. Treasury Bills and other obligations of or guaranteed by the U.S. Government or its agencies;

     2. obligations of or guaranteed by the Government of Canada or of a Province of Canada or any instrumentality or political subdivision thereof, provided such obligations do not exceed 10% of the Money Market Portfolio's total assets;

     3. obligations (including certificates of deposit, time deposits, or bankers' acceptances) of U.S. or Canadian chartered banks having total assets in excess of $1,000,000,000, U.S. branches of foreign banks where said foreign banks have total assets in excess of $10,000,000,000, and U.S. savings and loan associations having total assets in excess of $1,000,000,000, and Eurodollar certificates of deposit issued by foreign branches of U.S. banks where said banks have total assets in excess of $1,000,000,000 (see "Eurodollar Certificates of Deposit");

     4. commercial paper, including variable amount master notes, having a rating at the time of purchase within the two highest grades as determined by Moody's Investors Service, Inc. (P-1 or P-2) or Standard & Poor's (A-1 or A-2), or commercial paper or notes issued by companies with an unsecured debt issue outstanding having a rating at the time of purchase within the three highest grades as determined by Moody's Investors Service, Inc. (Aaa, Aa, or A) or Standard & Poor's (AAA, AA or A); and

     5. publicly traded bonds, debentures and notes having a rating within the four highest grades as determined by Moody's Investors Service, Inc. (Aaa, Aa, A or Baa) or Standard & Poor's (AAA, AA, A or BBB).

     A glossary of the following terms is included in the Statement of Additional Information: certificates of deposit, Eurodollar certificates of deposit, time deposits, bankers' acceptances, variable amount master notes and commercial paper. A description of the ratings provided by Moody's Investors Service, Inc. and Standard & Poor's is also included in the Statement of Additional Information.

     The Money Market Portfolio will attempt to maximize its return by trading to take advantage of changing money market conditions and trends. The Money Market Portfolio will also trade to take advantage of what are believed to be disparities in yield relationships between different money market instruments. This procedure may increase or decrease the Portfolio's yield depending upon management's ability to correctly time and execute such transactions. The Money Market Portfolio intends to purchase only securities that mature within a year except for securities which are subject to repurchase agreements. Accordingly, the level of purchases will be relatively high. However, as transaction costs on Money Market Portfolio investments are generally not substantial, the high level of purchases will not adversely affect the Portfolio's net asset value or net income.

     U.S. Government and agency obligations held by the Money Market Portfolio consist primarily of discounted or interest-bearing notes with average maturities of ninety days or less. The Money Market Portfolio invests most frequently in obligations of the following agencies of the U.S. Government: Farm Credit System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Obligations of some agencies are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, others, such as those of the Federal National Mortgage Association, a private corporation, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations and others are supported only by the credit of the agency. No assurance can be given that the U.S. Government would provide financial support to any agency if it is not obligated to do so by law. The Money Market Portfolio will invest in the securities of a particular agency only when the investment adviser is satisfied that the credit risk with respect to such agency is minimal.

     The Money Market Portfolio may also invest in repurchase agreements. See "Repurchase Agreements and Warrants", p. 12.

BALANCED PORTFOLIO

     The investment objective of the Balanced Portfolio is to realize as high a level of long-term total rate of return as is consistent with prudent investment risk. Total rate of return consists of current income including dividends, interest and discount accruals and appreciation.

     The assets of the Balanced Portfolio will be invested in the following three market sectors:

     1. Common stock and other equity securities including the securities in which the Index 500 Stock Portfolio invests.

     2. Bonds and other debt securities with maturities generally exceeding one year including the securities in which the Select Bond Portfolio invests.

     3. Money market instruments and other debt securities with maturities generally not exceeding one year including the securities in which the Money Market Portfolio invests.

     The Balanced Portfolio will continuously adjust the mix of investments among the three market sectors to capitalize on perceived variations in return potential produced by the interaction of changing financial markets and economic conditions. Not more than 75% of the Balanced Portfolio's net assets may be invested in either the stock sector or the bond sector. Up to 100% of the Balanced Portfolio's net assets may be invested in money market instruments. No minimum percentage has been established for any of the sectors. Major changes in investment mix may occur several times within a year or over several years depending upon market and economic conditions. The Balanced Portfolio's investment objective is supplemented by investment objectives and policies for the stock, bond and money market sectors. These are presently substantially identical to those which have been established for the Index 500 Stock, Select Bond and Money Market Portfolios.

GROWTH AND INCOME STOCK PORTFOLIO

     The investment objectives of the Growth and Income Stock Portfolio are long-term growth of capital and income. The Portfolio seeks to achieve these objectives consistent with reasonable investment risk. Ordinarily, the Portfolio pursues its investment objectives by investing primarily in dividend-paying common stock. The Portfolio may also invest in other equity securities, consisting of, among other things, nondividend-paying common stock, preferred stock, and securities convertible into common stock, such as convertible preferred stock and convertible bonds, and warrants. The Portfolio may also invest in American Depository Receipts (ADRs).

     The Portfolio is not subject to any limit on the size of companies in which it may invest, but intends, under normal circumstances, to be fully invested to the extent practicable in the large- and medium-sized companies primarily included in the S&P 500 Index. The Portfolio is designed for investors who want an actively managed equity portfolio of selected equity securities that seeks to outperform the total return of the S&P 500 Index. In managing the Portfolio, the potential for appreciation and dividend growth is given more weight than current dividends. Nonetheless, the manager of the Portfolio will normally strive for gross income for the Portfolio at a level not less than 75% of the dividend income generated on the stocks included in the S&P 500 Index, although this income level is merely a guideline and there can be no certainty that this income level will be achieved.

     The Portfolio does not seek to achieve its objective with any individual investment security, but rather it aims to manage all of its assets in such a way as to achieve its objective. The Portfolio attempts to reduce risk by investing in many different economic sectors, industries and companies. The manager of the Portfolio may under- or over-weight selected economic sectors against the sector weightings of the S&P 500 Index to seek to enhance the Portfolio's total return or reduce fluctuations in market value relative to the S&P 500 Index. In selecting securities, the manager may emphasize securities that it believes to be undervalued. Securities of a company may be undervalued for a variety of reasons such as an overreaction by investors to unfavorable news about a company, an industry or the stock markets in general; or as a result of a market decline, poor economic conditions, tax-loss selling, or actual or anticipated unfavorable developments affecting a company.

     During ordinary market conditions, the Portfolio will be as fully invested as practicable in the equity securities described above. The Portfolio may enter into firm commitment agreements, purchase securities on a "when-issued" basis, and invest in various foreign securities if U.S. exchange-listed. The Portfolio may also invest in money market instruments, including U.S. Government securities, short term bank obligations that are rated in the highest two rating categories by Moody's Investors Service, Inc. or Standard & Poor's, or, if unrated, are determined to be of equal quality by the manager of the Portfolio, certificates of deposit, time deposits and banker's acceptances issued by U.S. and foreign banks and savings and loan institutions with assets of at least $500 million as of the end of their most recent fiscal year; and commercial paper and corporate obligations, including variable rate demand notes, that are issued by U.S. and foreign issuers and that are rated in the highest two rating categories by Moody's Investors Service, Inc. or Standard & Poor's, or if unrated, are determined to be of equal quality by the manager of the Portfolio. A description of these ratings is included in the Statement of Additional Information. Under normal circumstances, the Portfolio will invest in such money market instruments to invest temporary cash balances or to maintain liquidity to meet redemptions or expenses. The Portfolio may also, however, invest in these instruments, without limitation, as a temporary defensive measure taken during, or in anticipation of, adverse market conditions.

     Convertible bonds and other fixed income securities (other than money market instruments) in which the Portfolio may invest will, at the time of investment, be rated Baa or better by Moody's Investors Service, Inc. or BBB or better by Standard & Poor's or, if not so rated, will be of comparable quality as determined by the manager of the Portfolio. A description of these ratings is included in the Statement of Additional Information. In the event that an existing holding is downgraded below these ratings, the Portfolio may nonetheless retain the security.

     In pursuing its investment objective, the Portfolio may engage in the purchase and writing of put and call options on securities and stock indexes and may purchase or sell stock index futures contracts and options thereon. These investment techniques may involve a greater degree of risk than those inherent in more conservative investment approaches. See "Financial Futures Contracts",
p. 12 and the Statement of Additional Information for a description of these techniques and their attendant risks.

GROWTH STOCK PORTFOLIO

     The investment objective of the Growth Stock Portfolio is long-term growth of capital; current income is secondary. The Portfolio will seek to achieve this objective by selecting investments in companies which have above average earnings growth potential.

     The Growth Stock Portfolio invests primarily in common stocks of well-established companies, with emphasis placed on high quality companies with strong financial characteristics. The investment process is initiated with a fundamental economic outlook. Further study of economic sectors leads to the identification of growth-oriented industries, and to detailed studies of individual companies. In evaluating individual companies, factors such as the company management team, product outlook, global exposure, industry leadership position, and financial characteristics are important variables used in the analysis.

     The market capitalization of companies the Portfolio may invest in is not limited by size, but the Portfolio will generally invest in large- and medium-sized companies. The aim of the Portfolio is to seek to reduce overall risk by diversifying its assets in an appropriate manner. This diversification will span economic sectors, industry groups, and companies, while emphasizing high quality investments.

     The Portfolio may invest in any of the securities in which the Growth and Income Stock Portfolio or the Aggressive Growth Stock Portfolio may invest, including, but not limited to, preferred stock, convertible bonds, short-term commercial paper, and covered call options.

     Portfolios emphasizing growth-oriented investments may experience above average price volatility. An investment in the Growth Stock Portfolio can present more risk than an investment in the Index 500 Stock Portfolio. The Growth Stock Portfolio is designed for long-term investors seeking capital appreciation.

AGGRESSIVE GROWTH STOCK PORTFOLIO

     The investment objective of the Aggressive Growth Stock Portfolio is to achieve long-term appreciation of capital primarily by investing in the common stocks of companies which can reasonably be expected to increase their sales and earnings at a pace which will exceed the growth rate of the nation's economy over an extended period.

     The assets of the Aggressive Growth Stock Portfolio will be invested primarily in common stocks and other equity securities such as preferred stocks and debt securities with conversion privileges or warrants. From time to time assets may be invested in investment grade debt securities, short-term commercial paper and United States Treasury obligations, or temporarily held in cash uninvested for periods when the manager determines that economic conditions call for such action. The Aggressive Growth Stock Portfolio may also invest in covered call option contracts, stock index futures contracts, including indexes on specific industries, repurchase agreements and warrants. See "Financial Futures Contracts", p. 12 and "Repurchase Agreements and Warrants", p. 12. A description of covered call options is included in the Statement of Additional Information. Because the Aggressive Growth Stock Portfolio will, for the most part, be investing in stocks which possess substantial price volatility, an investment in the Aggressive Growth Stock Portfolio will present more risk than an investment in the Growth Stock Portfolio.

HIGH YIELD BOND PORTFOLIO

     The investment objective of the High Yield Bond Portfolio is to achieve high current income and capital appreciation.

     The High Yield Bond Portfolio seeks to achieve its objective by investing primarily in a diversified selection of fixed income securities rated Ba1 or lower by Moody's Investors Service, Inc. or BB+ or lower by Standard & Poor's. A description of the ratings provided by the major rating agencies is included in the Statement of Additional Information. The Portfolio may also invest in nonrated securities.

     The securities in which the High Yield Bond Portfolio will invest are considered speculative and are sometimes known as "junk bonds". These securities tend to offer higher yields than higher rated securities of comparable maturities because the historical financial condition of the issuers of these securities is usually not so strong as that of other issuers. High yield fixed income securities usually present greater risk of loss of income and principal than higher rated securities. Investors in these securities should carefully consider these risks and should understand that high yield fixed income securities are not appropriate for short-term investment purposes.

     The primary investment strategy of the High Yield Bond Portfolio is to invest in industries or individual companies which have stable or improving fundamental financial characteristics. The success of this strategy depends on the manager's analytical and portfolio management skills. These skills are more important in the selection of high yield/high risk securities than would be the case with a portfolio of high quality bonds. In selecting securities for the High Yield Bond Portfolio the manager will consider the ratings assigned by the major rating agencies, but primary reliance will be placed on the manager's evaluation of credit and market risk in relationship to the expected rate of return.

     The risk that the issuer of a fixed income security may fail to pay principal and interest when due is referred to as "credit risk". Price volatility caused by such factors as interest rate fluctuation, market perceptions of an issuer's creditworthiness and general liquidity in the financial market is "market risk". The value of the securities held by the High Yield Bond Portfolio will be directly affected by the market perception of the creditworthiness of the securities' issuers and will fluctuate inversely with changes in interest rates. Lower rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. For example, because investors generally perceive that there are greater risks associated with investing in medium or lower rated securities, the yields and prices of such securities may tend to fluctuate more than those of higher rated securities. Moreover, in the lower quality segments of the fixed income securities market, changes in perception of the creditworthiness of individual issuers tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed income securities market. The yield and price of medium to lower rated securities therefore may experience greater volatility than is the case with higher rated securities. The manager of the Portfolio seeks to reduce volatility through careful evaluation of credit risk and market risk and diversification of the Portfolio's investments.

     The secondary market for high yield/high risk securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. Under adverse market or economic conditions, the secondary market for high yield/high risk securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the High Yield Bond Portfolio could find it more difficult to sell such securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated securities therefore may be less than the prices used in calculating the Portfolio's net asset value. In the absence of readily available market quotations, high yield/high risk securities will be valued by the Fund's Directors using a method that, in the good faith belief of the Directors, accurately reflects fair value. Valuing such securities in an illiquid market is a difficult task. The Directors' judgment plays a more significant role in valuing such securities than those securities for which more objective market data are available.

     In addition to notes and bonds, the High Yield Bond Portfolio may invest in preferred stocks and convertible securities, including warrants or other equity securities issued as part of a fixed income offering. The Portfolio may purchase put and call options, on individual securities as well as indexes, and may write covered call and secured put options. A description of put and call options is included in the Statement of Additional Information. The Portfolio may invest available temporary cash in short-term obligations, including those in which the Money Market Portfolio may invest. The Portfolio may invest more substantially in such short-term obligations or in investment grade securities (rated Baa3 or higher by Moody's Investors Service, Inc. or BBB- or higher by Standard & Poor's) when market conditions warrant a more defensive investment posture.

     The High Yield Bond Portfolio may invest in foreign securities consistent with its investment objective. Some of the risks associated with investments in foreign securities are briefly set forth in the description of the International Equity Portfolio below. Such investments may be in United States currency denominated debt issues or in debt securities in the currency of other nations. The Portfolio may, but will not necessarily, attempt to hedge its exposures by engaging in transactions in foreign currency futures contracts. For a discussion of the risks involved in these contracts see "Financial Futures Contracts", p. 12.

INTERNATIONAL EQUITY PORTFOLIO

     The International Equity Portfolio seeks long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. In pursuit of its investment objective, the Portfolio will invest at least 65% of its assets in securities of issuers in at least three countries outside the United States. Any income realized will be incidental. Although the Portfolio generally invests in common stocks, it may also invest in preferred stocks and certain debt securities such as convertible bonds which are rated in any category by Moody's Investors Service, Inc. or Standard & Poor's or which are unrated by any rating agency. See Appendix in the Statement of Additional Information for a description of the ratings presented by Moody's Investors Service, Inc. and Standard & Poor's.

     For temporary defensive purposes, the Portfolio may invest without limit in commercial paper, certificates of deposit, bank time deposits in the currency of any nation, bankers acceptances, U.S. Government securities, corporate debt obligations, and repurchase agreements with respect to these securities.

     The International Equity Portfolio may purchase and sell financial futures contracts, stock index futures contracts, and foreign currency futures contracts for hedging purposes only and not for speculation. It may engage in such transactions only if the total contract value of the futures contracts does not exceed 20% of the Portfolio's total assets. See "Financial Futures Contracts",
p. 12.

     The International Equity Portfolio has an unlimited right to purchase securities in any foreign country, developed or underdeveloped. An investor should consider carefully the risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including withholding taxes) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities or issuers in those nations. These considerations generally are more of a concern in developing countries, where the possibility of political instability (including revolution) and dependence on foreign economic assistance may be greater than in developed countries. Investments in companies domiciled in developing countries therefore may be subject to potentially higher risks than investments in developed countries.

     In many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. It may be more difficult to obtain or enforce judgments obtained against foreign entities. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets. In many foreign countries there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. Foreign securities transactions may be subject to higher brokerage costs than domestic securities transactions. Foreign securities often trade with less frequency and volume than domestic securities and are therefore less liquid and more volatile than securities of comparable domestic issuers. The International Equity Portfolio may invest in Eastern Europe. This involves special risks that are described in the Statement of Additional Information.

FINANCIAL FUTURES CONTRACTS

     Each of the Portfolios (except the Select Bond, High Yield Bond and Money Market Portfolios) may enter into stock index futures contracts, including indexes on specific securities, as a hedge against changes in the market values of common stocks. The Select Bond, High Yield Bond, Balanced and International Equity Portfolios may enter into interest rate futures contracts as a hedge against changes in prevailing levels of interest rates. In both cases, the purpose is to establish more definitely the effective return on securities held or intended to be acquired by the Portfolios. The Portfolios' hedging may include sales of futures as an offset against the effect of expected decreases in stock values or increases in interest rates, and purchases of futures as an offset against the effect of expected increases in stock values or decreases in interest rates.

     A Portfolio will not enter into a futures contract if, as a result thereof,
(i) the aggregate market value of all open futures positions would exceed one-third of the Portfolio's total assets or (ii) the sum of the initial margin deposits of all open futures positions (other than an offsetting transaction) would be more than 5% of the Portfolio's total assets. More than 5% of the Portfolio's total assets may be committed to the aggregate of initial and variation margin payments however. Furthermore, in order to be certain that the Portfolio has sufficient assets to satisfy its obligations under a futures contract, the Portfolio deposits cash or cash equivalents equal in value to the market value of the futures contract in a segregated account for the Portfolio with the Fund's custodian.

     Financial futures prices are volatile and difficult to forecast and the correlation between changes in prices of futures contracts and the securities being hedged can be only approximate. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected stock market or interest rate trends.

     Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. A relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

     A description of financial futures contracts is included in the Statement of Additional Information.

EURODOLLAR CERTIFICATES OF DEPOSIT

     The Money Market, Balanced, Growth and Income Stock, Growth Stock and High Yield Bond Portfolios may purchase Eurodollar certificates of deposit issued by foreign branches of U.S. banks, but consideration will be given to their marketability and possible restrictions on the flow of international currency transactions. Investment in such securities involves considerations which are not ordinarily associated with investing in domestic instruments, including currency exchange control regulations, the possibility of expropriation, seizure, or nationalization of foreign deposits, less liquidity and increased volatility in foreign securities markets, and the impact of political, social or diplomatic developments or the adoption of other foreign government restrictions that might adversely affect the payment of principal and interest. If the Fund were to invoke legal processes, it might encounter greater difficulties abroad than in the United States.

REPURCHASE AGREEMENTS AND WARRANTS

     Certain securities of each Portfolio may be subject to repurchase agreements. Each of the Portfolios (except the Select Bond and Money Market Portfolios) may also invest in warrants. A description of repurchase agreements and warrants is included in the Statement of Additional Information.


--------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS

     The significant investment restrictions common to all the Portfolios are described below. The investment restrictions of a Portfolio may be changed only with the approval of the majority of the Portfolio's shares outstanding. These investment restrictions provide that each Portfolio will not:

     1. Acquire more than 25% of any class of equity securities of any one issuer.

     2. With respect to at least 75% of the value of the total assets of the Portfolio, invest more than 5% of the value of such assets in the securities of any one issuer (except securities issued or guaranteed by the U.S.

          Government or its agencies), or invest in more than 10% of the outstanding voting securities of any one issuer.

     3. Purchase the securities of any other investment company, except in open-market transactions involving no commission or profit to a dealer (other than the customary broker's commission) or in connection with mergers, consolidations or acquisitions of assets, in amounts not exceeding 10% of the total assets of the Portfolio.

     4. Invest more than 15% of the value of the total assets of the Portfolio in securities which are restricted as to disposition under federal securities laws and in other illiquid assets. For the Money Market Portfolio the limit is 10%.

     5. Invest more than 25% of the value of the total assets of the Portfolio in securities of issuers in any one industry except for investments by the Money Market Portfolio and the Balanced Portfolio in U.S. Treasury Bills, other obligations of or guaranteed by the U.S. Government or its agencies, certificates of deposit or bankers' acceptances.

     6. Make loans aggregating more than 10% of the total assets of the Portfolio at any one time, provided that neither the purchase of a portion of an issue of publicly distributed bonds, debentures, or other debt securities, nor the purchase of short-term debt securities, is to be considered as a loan.

     Additional investment restrictions are included in the Statement of Additional Information.


--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

     The Board of Directors of the Fund is responsible for the administration of the affairs of the Fund. The Fund's investment adviser is NMIS, a wholly-owned subsidiary of Northwestern Mutual Life. NMIS' address is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. NMIS has served as investment adviser to each of the mutual funds sponsored by Northwestern Mutual Life, subject to the supervision and control of the boards of directors of the funds, since their incorporation. NMIS provides investment advice and recommendations regarding the purchase and sale of securities for the Fund's Portfolios.

     Northwestern Mutual Life employs a full staff of investment personnel to manage its investment assets. Northwestern Mutual Life's personnel and related facilities are utilized by NMIS in performing its investment advisory functions.

     J. P. Morgan Investment Management, Inc. ("J. P. Morgan Investment"), a Delaware corporation with principal offices at 522 Fifth Avenue, New York, New York 10036, a wholly-owned subsidiary of J. P. Morgan & Co., is the sub-adviser for the Growth and Income Stock Portfolio. Templeton Investment Counsel, Inc., a Florida corporation with principal offices at 500 East Broward Boulevard, Ft. Lauderdale, Florida 33394, a wholly-owned indirect subsidiary of Franklin Resources, Inc., is the sub-adviser for the International Equity Portfolio.
Each of the sub-advisers has been retained by Northwestern Mutual Life and the Fund pursuant to an investment sub-advisory agreement to provide investment advice and, in general, to conduct the management investment program of the Portfolio, subject to the general control of the Board of Directors of the Fund.

PORTFOLIO MANAGERS

     Mark G. Doll, Senior Vice President of Northwestern Mutual Life, joined Northwestern Mutual Life in 1972 and holds B.A. and M.B.A. degrees from the University of Wisconsin-Milwaukee. He is a Chartered Financial Analyst. Mr. Doll is responsible for the publicly traded investments of Northwestern Mutual Life and for investment management of the Balanced Portfolio.

     Patricia L. Van Kampen, Vice President of Common Stocks of Northwestern Mutual Life, joined Northwestern Mutual Life in 1974. She holds a B.A. degree from St. Norbert College and an M.B.A. from Marquette University, and is a Chartered Financial Analyst. Ms. Van Kampen is responsible for all common stock investments of Northwestern Mutual Life, and for investment management of the Balanced Portfolio.

     William R. Walker, Director of Common Stocks of Northwestern Mutual Life, joined Northwestern Mutual Life in 1984. Prior to this, he worked for the Chicago Board Options Exchange, the Milwaukee Company, and Armco Insurance. Mr. Walker is a Chartered Financial Analyst, and holds a B.S. degree from Marquette

University and an M.B.A. from Miami of Ohio. He has primary responsibility for the management of the Aggressive Growth Stock Portfolio, as well as the small company portfolio of Northwestern Mutual Life.

     Julie M. Van Cleave, Director of Common Stocks of Northwestern Mutual Life, joined Northwestern Mutual Life in 1984 and holds B.A. and M.B.A. degrees from the University of Wisconsin-Madison. Ms. Van Cleave is a Chartered Financial Analyst and has primary responsibility for the Growth Stock Portfolio and the large company portfolio of Northwestern Mutual Life.

     Steven P. Swanson, Vice President of Securities of Northwestern Mutual Life, joined Northwestern Mutual Life in 1981. He received a B.A. degree from Lawrence University and an M.B.A. from the University of Michigan. Mr. Swanson is responsible for the High Yield Bond Portfolio and also manages the high yield bond portfolio of Northwestern Mutual Life.

     Varun Mehta, Investment Officer - Public Fixed-Income of Northwestern Mutual Life, joined Northwestern Mutual Life in March, 1997. From 1993 through March 1997, Mr. Mehta was with the Ameritech Investment Management Department serving as Portfolio Research Manager - Fixed Income and Portfolio Manager - Fixed Income. Mr. Mehta has his undergraduate degree from the University of Bombay. He received a Masters degree in Business Management from the Indian Institute of Management and an M.B.A. from the University of Chicago Graduate School of Business. Mr. Mehta is a Chartered Financial Analyst. He has primary responsibility for the Select Bond Portfolio and the fixed income securities of the Balanced Portfolio.

     Henry D. Cavanna, Managing Director of J.P. Morgan Investment, joined J.P. Morgan in 1971. Mr. Cavanna is a senior U.S. equity portfolio manager in the U.S. Equity and Balanced Accounts Group. He received his B.A. degree from Boston College and L.L.B. degree from the University of Pennsylvania. Mr. Cavanna is responsible for the Growth and Income Stock Portfolio.

     Michael J. Kelly, Vice President of J.P. Morgan Investment, joined J.P. Morgan in 1985. Mr. Kelly has an undergraduate degree from Gettysburg College and an M.B.A. from The Wharton School. Mr. Kelly is a Chartered Financial Analyst. Mr. Kelly shares responsibility for the Growth and Income Stock Portfolio with Mr. Cavanna.

     Marc S. Joseph, Vice President/Portfolio Manager of Templeton Investment Counsel, Inc. ("Templeton"), joined Templeton in September of 1993. Prior to this, Mr. Joseph served as Vice President of Pacific Financial Research from May of 1990 through August of 1993. He holds a BS degree in Computer Science from the College of William & Mary, an MBA from Harvard Business School, and a JD from Harvard Law School. He has primary responsibility for the International Equity Portfolio, and manages several other unaffiliated mutual funds. Mr. Joseph also has various research responsibilities at Templeton.


INVESTMENT ADVISORY FEES AND OTHER EXPENSES

     Each Portfolio pays a monthly fee for investment advisory services at an annual rate based on the aggregate average daily net asset values of the Portfolio. For the Index 500 Stock Portfolio the rate is .20%, and for the Select Bond, Money Market and Balanced Portfolios the rate is .30%. For the other Portfolios the rate for the investment advisory fee is graded by the asset size of the Portfolio according to the following schedule:

Portfolio                  First $50 Million    Next $50 Million    Excess
---------                  -----------------    ----------------    ------
Growth and Income Stock           .70%                .60%           .55%
Growth Stock                      .60%                .50%           .40%
Aggressive Growth Stock           .80%                .65%           .50%
High Yield Bond                   .60%                .50%           .40%
International Equity              .85%                .65%           .65%

     Of the amounts received by NMIS from the Fund, the sub-adviser for the Growth and Income Stock Portfolio will be paid by NMIS at the annual rate of
 .45% on the first $100 million of the Portfolio's assets, .40% on the next $100 million, .35% on the next $200 million and .30% on assets in excess of $400 million. For the International Equity Portfolio the sub-adviser will be paid by NMIS at the annual rate of .50% of the Portfolio's assets, reduced to .40% on assets in excess of $100 million.


     The following table shows the annual expenses for each of the Portfolios, as a percentage of the average net assets of the Portfolio, based on 1996 operations for the Portfolios and their predecessors:

Portfolio               Investment Advisory Fee  Other Expenses   Total Expenses
---------               ----------------------- ---------------   --------------
Index 500 Stock                   .20%                .01%             .21%
Select Bond                       .30%                .00%             .30%
Money Market                      .30%                .00%             .30%
Balanced                          .30%                .00%             .30%
Growth and Income Stock           .61%                .01%             .62%
Growth Stock                      .52%                .05%             .57%
Aggressive Growth Stock           .53%                .01%             .54%
High Yield Bond                   .57%                .03%             .60%
International Equity              .67%                .14%             .81%

PORTFOLIO TRANSACTIONS

     The investment adviser and the sub-advisers place all orders for the purchase and sale of securities, options and futures contracts for the Portfolios. Orders may be placed with Robert W. Baird & Co. Incorporated, a broker-dealer firm which is a corporate affiliate of Northwestern Mutual Life, subject to all applicable legal requirements, when the investment adviser or sub-adviser believes that the combination of price and execution are comparable to that of other broker-dealers. Additional information about portfolio transactions and brokerage allocation is included in the Statement of Additional Information.



--------------------------------------------------------------------------------
CAPITAL STOCK

     The Fund was incorporated in Maryland on December 22, 1983.

     The Fund issues a separate class of capital stock for each Portfolio. Each share of capital stock issued with respect to a Portfolio has a pro rata interest in the assets of that Portfolio and has no interest in the assets of any other Portfolio. Each share of capital stock is entitled to one vote on all matters submitted to a vote of shareholders. Shares of a Portfolio will be voted separately, however, on matters affecting only that Portfolio, including approval of the Investment Advisory Agreement and changes in fundamental investment policies of a Portfolio. The assets of each Portfolio are charged with the liabilities of the Portfolio and their proportionate share of the general liabilities of the Fund based on the relative asset size of the Portfolios at the time the liabilities are incurred. All shares may be redeemed for cash at any time.

     All of the outstanding shares of each Portfolio are owned of record by Northwestern Mutual Life. Shares of each Portfolio are presently being offered only to Northwestern Mutual Life and its separate investment accounts used for
variable annuity contracts and variable life insurance policies.   The shares
held in connection with certain of the separate investment accounts are voted by Northwestern Mutual Life in accordance with instructions received from the owners of the variable annuity contracts and variable life insurance policies. The shares held by Northwestern Mutual Life as general assets are voted by Northwestern Mutual Life in the same proportions as the shares held in connection with these separate investment accounts. If applicable laws, regulations or interpretations change so as to permit Northwestern Mutual Life to vote the Fund shares in its own discretion, it may elect to do so.

     As stated above, the shares of the Fund are offered to separate investment accounts to fund both variable life insurance policies and variable annuity contracts. Because of differences in tax treatment or other considerations it is possible that the interests of variable life insurance policyowners, owners of variable annuity contracts or owners of other contracts that may participate in the Fund in the future might at some time be in conflict. The Board of Directors of the Fund will monitor for any material conflicts and determine what action, if any, should be taken. Northwestern Mutual Life has agreed to be responsible, at its cost, to remedy or eliminate any irreconcilable material conflict up to and including establishing a new registered management investment company and segregating the assets underlying the variable annuity contracts and variable life insurance policies.

     There are no material pending legal proceedings to which the Fund is a party.

TAXES AND DIVIDENDS

     Each Portfolio is qualified or intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. It is the Fund's policy to comply with the provisions of the Code regarding distribution of investment income and capital gains so as to relieve each Portfolio from all, or substantially all, Federal taxes. Each Portfolio expects to distribute all or substantially all net investment income and net capital gains, if any, from the sale of investments.

     Shareholders of each Portfolio are entitled to receive such dividends from net investment income and distributions of net capital gains as the Directors of the Fund may declare. Dividends from net investment income and net capital gains will be declared for the Index 500 Stock, Select Bond, Balanced, Growth and Income Stock, Growth Stock, Aggressive Growth Stock, High Yield Bond and International Equity Portfolios annually, and for the Money Market Portfolio on each business day.

     Net investment income of each Portfolio will be determined at the close of trading on the New York Stock Exchange on each day during which the Exchange is open for trading. Net investment income of each Portfolio consists of:
     1. all dividends, interest income and discount earned by the Portfolio (including original issue and market discount) and

     2.   net short-term capital gain less

     3.   all expenses of the Portfolio.


--------------------------------------------------------------------------------
OFFERING AND REDEMPTION OF SHARES

     Shares of capital stock of each Portfolio of the Fund are offered and redeemed at their net asset value as next determined following receipt of a purchase order or tender for redemption without the addition of any selling commission or "sales load" or any redemption charge. The redemption price may be more or less than the shareholder's cost.

     Equity securities listed on a stock exchange are valued at the closing sale price or, if no sale took place, the closing bid price. Stock index futures contracts and interest rate futures contracts are valued at the closing settlement price on the commodities exchange. Debt securities with maturities generally exceeding one year are valued on the basis of valuations furnished by Interactive Data Corporation. Money market instruments with maturities exceeding 60 days but generally not exceeding one year are valued by marking to market, except for the Money Market Portfolio. Debt securities with remaining maturities of 60 days or less, and all debt securities of the Money Market Portfolio, are valued on an amortized cost basis or, if the current market value differs substantially from the amortized cost, by marking to market. All other assets are valued at their fair value as determined in good faith by the Directors. Net asset value is determined as of the close of trading on the New York Stock Exchange on each day during which the Exchange is open for trading. In accordance with the requirements of the Investment Company Act of 1940 the Portfolios will also determine the net asset value of their shares on any other day on which there is sufficient trading to materially affect the value of their securities.

     A more detailed discussion of asset valuation methods is included in the Statement of Additional Information.

                               NORTHWESTERN MUTUAL
                                SERIES FUND, INC.

                   ------------------------------------------


                              CROSS REFERENCE SHEET

     Cross reference sheet showing location in Statement of Additional Information required by the Items in Part B of Form N-1A.

                                         Heading in Statement
     Item Number                       of Additional Information
     -----------                       -------------------------

        10                              Cover Page

        11                              Table of Contents

        12                              Name Change of the Fund

        13                              Investment Policies

        14                              Management of the Fund

        15                              Ownership of Shares of the Fund

        16                              Investment Advisory and
                                          Other Services

        17                              Portfolio Transactions and
                                          Brokerage Allocation and Other
                                          Practices

        18                              Capital Stock

        19                              Purchase, Redemption and
                                          Pricing of Shares

        20                              Taxes and Dividends

        21                              *

        22                              Calculation of Yield Quota-
                                          tions of Money Market Portfolio

        23                              Report of Independent Accountants,
                                          Financial Statements and
                                          Schedules of Investments

-------------------------------------------------------------
* Indicates inapplicable or negative

--------------------------------------------------------------------------------
                               NORTHWESTERN MUTUAL
                                SERIES FUND, INC.
                                  Consisting of
                            Index 500 Stock Portfolio
                              Select Bond Portfolio
                             Money Market Portfolio
                               Balanced Portfolio
                        Growth and Income Stock Portfolio
                             Growth Stock Portfolio
                        Aggressive Growth Stock Portfolio
                            High Yield Bond Portfolio
                         International Equity Portfolio
--------------------------------------------------------------------------------

               This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the Prospectus for the Fund. A copy of the Prospectus may be obtained from The Northwestern Mutual Life Insurance Company, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, telephone number (414) 271-1444.

--------------------------------------------------------------------------------

              The date of the Prospectus to which this Statement of Additional Information Relates is April 30, 1997.

              The date of this Statement of Additional Information is April 30, 1997.

TABLE OF CONTENTS


                                                          CROSS-REFERENCE TO
                                                  PAGE    PAGE IN PROSPECTUS
                                                  ----    ------------------

Investment Policies                               B-3                 5
Investment Restrictions                           B-3                 12
Repurchase Agreements                             B-4                 12
Financial Futures Contracts                       B-4                 12
Covered Call Option Contracts                     B-12                -
Reverse Repurchase Agreements                     B-12                -
Warrants                                          B-13                12
Asset-Backed and Variable Rate Securities         B-13                -
Short-Term Trading                                B-14                -
Firm Commitment Agreements and "When-Issued"      B-14                -
  Securities
Private Placement Transactions                    B-14                13
  and Illiquid Assets
Risk Factors for the International
  Equity Portfolio                                B-15                11
Portfolio Turnover                                B-17                -
Management of the Fund                            B-18                13
Ownership of Shares of the Fund                   B-20                15
Investment Advisory and Other Services            B-22                13
Portfolio Transactions and                        B-25                15
  Brokerage Allocation and Other Practices
Capital Stock                                     B-26                15
Purchase, Redemption and Pricing of               B-27                16
  Shares
Taxes and Dividends                               B-30                16
Calculation of Yield Quotations of                B-30                5
  the Money Market Portfolio
Name Change of the Fund                           B-31                -
Appendix A                                        B-32                6
Appendix B                                        B-38                7
Report of Independent Accountants                 B-39                3
Financial Statements and Schedules                B-40                3
  of Investments

INVESTMENT POLICIES

INVESTMENT RESTRICTIONS

     The investment restrictions not listed in the Prospectus and generally common to the Index 500 Stock, Select Bond, Money Market, Balanced, Growth and Income Stock, Growth Stock, Aggressive Growth Stock, High Yield Bond and International Equity Portfolios of the Fund ("Portfolios") are described below. The investment restrictions of the Portfolios numbered 1-8 below are "fundamental policies" and may be changed only with the approval of the majority of the Portfolio's shares outstanding. These investment restrictions provide that each Portfolio will not:

     1. Invest for the purpose of influencing management or exercising control, but freedom of action is reserved with respect to exercise of voting rights in respect of each Portfolio's securities.

     2. Purchase any security on margin, but each Portfolio may obtain such short-term credits as are necessary for the clearance of purchases and sales of securities.

     3.   Make short sales of securities.

     4. Act as a securities underwriter for other issuers, but each Portfolio may purchase securities under circumstances where, if the securities are later publicly offered or sold by the Portfolio, it might be deemed to be an underwriter for purposes of the Securities Act of 1933.

     5. Purchase or sell real estate. However, each Portfolio may invest in securities issued by companies, including real estate investment trusts, which invest in real estate or interests therein.

     6. Invest in commodities or commodity contracts. However, each Portfolio (except the Select Bond, Money Market and High Yield Bond Portfolios) may invest in stock index futures contracts, including indexes on specific industries, and the Select Bond, High Yield Bond, International Equity and Balanced Portfolios may invest in interest rate futures contracts in accordance with their investment objectives and policies. The International Equity and High Yield Bond Portfolios may invest in foreign currency futures contracts.

     7. Issue senior securities or borrow money except for short-term credits as may be necessary for the clearing of transactions and except for temporary purposes to the extent of 5% of the total assets of the Portfolio. Reverse repurchase agreements and financial futures contracts are not considered to be "senior securities" or "borrowing money" for the purpose of this restriction.

     8. Make loans to persons who intend to use the proceeds for non-business purposes or to companies which (including predecessors) have been in business for less than three years.

          Repurchase agreements are not considered to be "loans" for the purpose of this restriction.

     As a non-fundamental investment policy, which may be changed by the Board of Directors without shareholder approval, the International Equity Portfolio will not invest more than 15% of its total assets in securities of foreign issuers which are not listed on a recognized United States or foreign securities exchange.

REPURCHASE AGREEMENTS

     Each of the Portfolios may invest in repurchase agreements. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon time and price. The total amount received on repurchase would be calculated to exceed the price paid by the Portfolio, reflecting an agreed upon market rate of interest for the period from the time of the repurchase agreement to the settlement date, and would not necessarily be related to the interest rate on the underlying securities. The differences between the total amount to be received upon repurchase of the securities and the price which was paid by the Portfolio upon their acquisition is accrued as interest and is included in the Portfolio's net income declared as dividends. Each Portfolio intends to limit repurchase agreements to transactions with financial institutions having total assets in excess of $1,000,000,000 and with broker-dealers. Securities subject to repurchase agreements shall be limited to obligations of or guaranteed by the U.S. Government or its agencies or by the Government of Canada or of a Province of Canada or any instrumentality or political subdivision thereof, certificates of deposit of banks or commercial paper which meets the criteria for other commercial paper in which the Portfolio may invest. A Portfolio will not invest more than 10% of its total assets in repurchase agreements which have maturities of more than seven days and will not invest in repurchase agreements with maturities of over 30 days. Under no circumstances will a Portfolio enter into a repurchase agreement with The Northwestern Mutual Life Insurance Company ("Northwestern Mutual Life").

     Each Portfolio has the right to sell securities subject to repurchase agreements but would be required to deliver identical securities upon maturity of the repurchase agreement unless the seller fails to pay the repurchase price. It is each Portfolio's intention not to sell securities subject to repurchase agreements prior to the agreement's maturity. To the extent that the proceeds from any sale upon a default in the obligation to repurchase were less than the repurchase price, the Portfolio would suffer a loss. The Portfolio might also incur disposition costs in connection with liquidating its collateral and, if bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by the Portfolio may be delayed or limited and a loss may be incurred if the collateral securing the repurchase agreement declines in value during the bankruptcy proceedings. To minimize the possibility of losses due to the default or bankruptcy of the seller, the Fund has adopted standards of creditworthiness for all broker-dealers with which the Fund enters into repurchase agreements and will review compliance by such broker-dealers periodically.

FINANCIAL FUTURES CONTRACTS

     The Index 500 Stock, Balanced, Growth and Income Stock, Growth Stock, Aggressive Growth Stock, and International Equity Portfolios may invest in stock index futures contracts, including indexes on specific industries, and the Select Bond, High Yield Bond, International Equity and Balanced Portfolios may invest in interest rate futures contracts. The following describes the stock index and interest rate futures markets and the manner in which the Portfolios will implement the policy.

     USE. The Portfolios, as identified above, may enter into stock index futures contracts as a hedge against changes in the market values of common stocks and may enter into interest rate futures contracts as a hedge against changes in prevailing levels of interest rates. In both cases, the purpose is to establish more definitely the effective return on securities held or intended to be acquired by the Portfolios. The Portfolios' hedging may include sales of futures as an offset against the effect of expected decreases in stock values or increases in interest rates, and purchases of futures as an offset against the effect of expected increases in stock values or decreases in interest rates.

     The Portfolios will not enter into financial futures contracts for speculation, and will only enter into futures contracts that are traded on national futures exchanges and are standardized as to maturity date and underlying securities. Currently, stock index futures contracts can be purchased or sold with respect to the Standard and Poor's 500 Stock Index on the Chicago Mercantile Exchange, the New York Stock Exchange Composite Index on the New York Futures Exchange and the Value Line Stock Index on the Kansas City Board of Trade. The principal interest rate futures exchanges in the United States are the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission.

     A Portfolio will not enter into a futures contract if, as a result thereof,
(i) the aggregate market value of all open futures positions would exceed one-third of the Portfolio's total assets or (ii) the sum of the initial margin deposits of all open futures positions (other than an offsetting transaction) would be more than 5% of the Portfolio's total assets. More than 5% of the Portfolio's total assets may be committed to the aggregate of initial and variation margin payments however.

     The Portfolios will incur brokerage commissions in connection with transactions in futures contracts.

     DESCRIPTION. A stock index futures contract is an agreement whereby one party agrees to take and another party agrees to make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index assigns relative values to the common stocks included in the index, and the index fluctuates with changes in the market values of the common stocks included. No physical delivery of the underlying stocks in the index is made.

     Currently, stock index futures contracts covering the stock market as a whole and covering certain industries are being traded. It is expected that futures contracts covering stock indexes of additional industries will eventually be traded.

     An interest rate futures contract is an agreement whereby one party agrees to sell and another party agrees to purchase a specified amount of a specified financial instrument (debt security) at a specified price at a specified date, time and place. Although interest rate futures contracts typically require actual future delivery of and payment for financial instruments, the contracts are usually closed out before the delivery date.

     A public market exists in interest rate futures contracts covering primarily the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association (GNMA) modified pass-through mortgage-backed securities; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. It is expected that futures contracts trading in additional financial instruments will be authorized. The standard contract size is $100,000 for futures contracts in U.S. Treasury bonds, U.S. Treasury notes and GNMA pass-through securities and $1,000,000 for the other designated contracts.

     It is each Portfolio's policy to close out open futures contracts before delivery. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the stock index or the financial instrument and the same delivery date. If the offsetting purchase price is less than the original sale price, the Portfolio realizes a gain, and if it is more, the Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Portfolio realizes a gain, and if it is less, the Portfolio realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Portfolio will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Portfolio is not able to enter into an offsetting transaction, the Portfolio will continue to be required to maintain the margin deposits on the contract.

     As an example of an offsetting transaction, the contractual obligations arising from the sale of one contract of September Treasury Bills on an exchange may be fulfilled at any time before delivery of the contract is required (i.e., on a specified date in September, the "delivery month") by the purchase of one contract of September Treasury Bills on the same exchange. In such instance the difference between the price at which the futures contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Portfolio.

     Persons who trade in futures contracts may be broadly classified as "hedgers" and "speculators." Hedgers, such as the Portfolios, whose business activity involves investment or other commitment in equity and debt securities or other obligations, use the financial futures markets primarily to offset unfavorable changes in value that may occur because of fluctuations in the value of the securities or obligations held or expected to be acquired by them.

     The speculator, like the hedger, generally expects neither to deliver nor to receive the security underlying the futures contract, but unlike the hedger, hopes to profit from fluctuations in prevailing stock market values or interest rates.

     Each Portfolio's futures transactions will be entered into for traditional hedging purposes--that is, futures contracts will be sold to protect against a decline in the price of securities that the Portfolio owns, or futures contracts will be purchased to protect the Portfolio against an increase in the price of securities it intends to purchase. As evidence of this hedging intent, each Portfolio expects that approximately 75% of such futures contract purchases will be "completed"; that is, upon sale (offsetting) of these long contracts, equivalent amounts of related securities will have been or are then being purchased by the Portfolio in the cash market.

     MARGIN. Initial margin is the amount of funds that must be deposited by a Portfolio with its broker in order to initiate futures trading. An initial margin deposit is intended to assure the Portfolio's performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may range upward from less than 5% of the value of the contract being traded.

     Variation margin is the amount of subsequent payments that must be made to and from the broker to maintain the Portfolio's open position in the futures contracts. Variation margin payments are made on a daily basis as the price of the underlying stock index or financial instrument fluctuates. If the value of the open futures position changes (by increase, in the case of a sale, or by decrease, in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require the Portfolio to make a variation margin payment in the amount of the insufficiency. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the Portfolio will promptly demand payment by the broker of variation margin in the amount of the excess. All variation margin payments received by the Portfolio will be held by the Fund's custodian in a separate account for the Portfolio.

     In computing net asset value daily each Portfolio will mark to market the current value of its open futures contracts. Each Portfolio expects to earn interest income on its initial margin deposits.

     EXAMPLE OF PURCHASE OF STOCK INDEX FUTURES CONTRACT. A Portfolio might purchase a stock index futures contract when it anticipates a significant market or market sector advance and wishes to participate in such advance at a time when the Portfolio is not fully invested, for example, because the Portfolio has not selected the individual stocks which it wishes to purchase. The Portfolio would be endeavoring to eliminate the effect of all or part of an expected increase in the market price of the stocks that the Portfolio may purchase at a later date.

     For example, assume that the prices of certain stocks that the Portfolio may later purchase tend to move in concert with the Standard and Poor's 500 Stock Index. The Portfolio wishes to attempt to fix the purchase price of its anticipated stock investment until the time (three months in this example) when it may purchase the stock. Assume the stock has a market price of 125 and the Portfolio believes that, because of an anticipated advance in the stock market, the price will have risen in three months. The Portfolio might enter into futures contract purchases of the Standard and Poor's 500 Stock Index for a price of 125. If the market price of the stock should increase from 125 to 130, the futures market price for the Standard and Poor's 500 Stock Index might also increase, e.g., from 125 to 130. In that case, the five-point increase in the price that the Portfolio would have to pay for the stock would be offset by the five-point gain realized by closing out the futures contract purchase.

     If the Portfolio should be mistaken in its forecast of market values, and the stock index should decline below 125, the market value of the stocks being hedged would presumably decline. Unless the Portfolio would purchase the stocks for the decreased price, the Portfolio would realize a loss on the sale of the futures contract which would not be offset by the price decrease.

     EXAMPLE OF SALE OF STOCK INDEX FUTURES CONTRACT. The Portfolio might sell stock index futures contracts in anticipation of a general market or market sector decline that may adversely affect the market values of the stocks held by the Portfolio. The Portfolio would be endeavoring to substantially reduce the risk of a decline in the value of its stocks without selling the stocks with resultant transaction costs.

     For example, assume that the market price of certain stocks held by the Portfolio tend to move in concert with the Standard and Poor's 500 Stock Index. The stock currently has a market value of 125, which the Portfolio believes will decline because of an anticipated decline in the stock market. The Portfolio wishes to attempt to fix the current market value of the stock until some time in the future. The Portfolio might enter into a futures contract sale of the Standard and Poor's 500 Stock Index at a price of 125. If the market price of the stock should decline from 125 to 120, the futures market price of the Standard and Poor's 500 Stock Index might also decline, e.g. from 125 to 120.
In that case the five-point loss in the market value of the stock would be offset by the five-point gain realized by closing out the futures contract. The futures market price of the Standard and Poor's 500 Stock Index might decline to more or less than 120 because of the imperfect correlation with the prices of the stocks hedged.

     If the Portfolio should be mistaken in its forecast of the stock market, and the futures market price of the Standard and Poor's 500 Stock Index should increase above 125, the market price of the stock would increase. The benefit of this increase would be offset by the loss realized on closing out the futures contract sale.

     EXAMPLE OF PURCHASE OF INTEREST RATE FUTURES CONTRACT. The Portfolio might purchase an interest rate futures contract when it wishes to defer for a time a fully invested position in longer term securities, for example, in order to continue holding shorter term securities with higher yields. The Portfolio would be endeavoring to eliminate the effect of all or part of an expected increase in market price of the longer term bonds that the Portfolio may wish to purchase at a later date.

     For example, assume that the market price of a type of longer term bonds that the Portfolio may later purchase, currently yielding 10%, tends to move in concert with futures market prices of long-term U.S. Treasury bonds. The Portfolio wishes to attempt to fix the purchase price (and thus the 10% yield) of its anticipated longer term bond investment until the time (four months away in this example) when it may purchase the bond. Assume the longer term bond has a market price of 100, and the Portfolio believes that, because of an anticipated decline in interest rates, the price will have risen (and correspondingly the yield will have declined) in four months. The Portfolio might enter into futures contract purchases of Treasury bonds for a price of 98. At the same time, the Portfolio would purchase, for example at 100, or continue to hold, shorter term securities that are either maturing in four months or are earmarked by the Portfolio for sale in four months. Assume these short-term securities are yielding 15%. If the market price of the longer term bond should increase from 100 to 105, the futures market price for Treasury bonds might also increase, e.g., from 98 to 103. In that case, the five-point increase in the price that the Portfolio would have to pay for the longer term bond would be offset by the five-point gain realized by closing out the futures contract purchase.

     If the Portfolio should be mistaken in its forecast of interest rates, and the futures market price of the U.S. Treasury obligation should decline below 98, the market price of the security being hedged would presumably decline. If short-term rates at the same time fall to 10% or below, it is likely that the Portfolio would follow through with its anticipated purchases of longer term bonds, as the market price of available longer term bonds would have decreased. The benefit of this price decrease, and thus the yield increase, would be offset by the loss realized on closing out the futures contract purchase.

     EXAMPLE OF SALE OF INTEREST RATE FUTURES CONTRACT. The Portfolio might sell an interest rate futures contract in order to maintain the income derived from its continued holding of a long-term security while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in prices of longer term securities because of an increase in prevailing interest rates.

     For example, assume that the market price of a certain longer term security held by the Portfolio tends to move in concert with the futures market prices of long-term U.S. Treasury bonds. The security has a current market price of 100, which the Portfolio believes will decline because of an anticipated rise in interest rates. The Portfolio wishes to attempt to fix the current market value of this security until some point in the future. The Portfolio might enter into a futures contract sale of Treasury bonds at a price of 98. If the market value of the security should decline from 100 to 95, the futures market price of Treasury bonds might also decline, e.g., from 98 to 93. In that case, the five-point loss in the market value of the security would be offset by the five-point gain realized by closing out the futures contract sale. The futures market price of Treasury bonds might decline to more or less than 93 because of the imperfect correlation with the prices of the securities hedged.

     If the Portfolio should be mistaken in its forecast of interest rates, and the futures market price of the U.S. Treasury obligation should increase above 98, the market price of the securities, including the security being hedged, would increase. The benefit of this increase would be offset by the loss realized on closing out the futures contract sale.

     RISKS. Financial futures prices are volatile and difficult to forecast. Stock index futures prices reflect the market values of the stocks included in the index, while interest rate futures contracts are influenced, among other things, by changes in prevailing interest rates and anticipation of future interest rate changes. The factors influencing interest rate futures prices are in turn affected by government fiscal and monetary policies and actions, and national and international political and economic events, while stock market values are also influenced by corporate management policies, consumer demand, competition, sources of raw materials and supplies and government regulation.

     At best, the correlation between changes in prices of futures contracts and the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances, such as: variations in speculative market demand for futures and for equity or debt securities, including technical influences in futures trading, and differences between the securities being hedged and the instruments underlying the standard futures contracts available for trading. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected stock market or interest rate trends.

     Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as initial margin, a 10% decrease in the value of the futures contract would result in a total loss of the initial margin deposit before any deduction for the transaction costs, if the account were then closed out, and 15% decrease would result in a loss equal to 150% of the initial margin deposit. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, the Portfolio would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying security. Furthermore, in order to be certain that the Portfolio has sufficient assets to satisfy its obligations when it purchases a futures contract, the Portfolio deposits cash or cash equivalents equal in value to the market value of the futures contract in a segregated account for the Portfolio with the Fund's custodian.

     Most United States interest rate futures exchanges and the Chicago Mercantile Exchange limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

     FOREIGN CURRENCY FUTURES. The International Equity and High Yield Bond Portfolios have the authority to deal in forward foreign exchange between currencies of the different countries in which the Portfolio will invest as a hedge against possible variations in the foreign exchange rate between these currencies. This is accomplished through contractual agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. The Portfolios' dealings in forward foreign exchange will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward foreign currency with respect to specific receivables or payables of the Portfolio arising from the purchase and sale of portfolio securities, the sale and redemption of shares of the Portfolio, or the payment of dividends and distributions by the Portfolio. Position hedging is the sale of forward foreign currency with respect to portfolio security positions denominated or quoted in such foreign currency. The International Equity and High Yield Bond Portfolios will not speculate in forward foreign exchange.

     RISKS. Financial futures prices are volatile and difficult to forecast. Stock index futures prices reflect the market values of the stocks included in the index, while interest rate futures contracts are influenced, among other things, by changes in prevailing interest rates and anticipation of future interest rate changes. The factors influencing interest rate futures prices are in turn affected by government fiscal and monetary policies and actions, and national and international political and economic events, while stock market values are also influenced by corporate management policies, consumer demand, competition, sources of raw materials and supplies and government regulation.

     At best, the correlation between changes in prices of futures contracts and the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances, such as: variations in speculative market demand for futures and for equity or debt securities, including technical influences in futures trading, and differences between the securities being hedged and the instruments underlying the standard futures contracts available for trading. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected stock market or interest rate trends.

     Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as initial margin, a 10% decrease in the value of the futures contract would result in a total loss of the initial margin deposit before any deduction for the transaction costs, if the account were then closed out, and a 15% decrease would result in a loss equal to 150% of the initial margin deposit. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, the Portfolio would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying security. Furthermore, in order to be certain that the Portfolio has sufficient assets to satisfy its obligations when it purchases a futures contract, the Portfolio deposits cash or cash equivalents equal in value to the market value of the futures contract in a segregated account with the Fund's custodian.

     Most United States interest rate futures exchanges and the Chicago Mercantile Exchange limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

     FEDERAL INCOME TAX TREATMENT. For Federal income tax purposes, each Portfolio is required to recognize as income for each taxable year its net unrealized gains and losses on futures contracts as of the end of the year as well as those actually realized during the year. Any gain or loss recognized with respect to a futures contract is considered to be 60% long-term and 40% short-term, without regard to the holding period of the contract. In the case of a futures transaction classified as a "mixed straddle," the recognition of losses may be deferred to a later taxable year.

     In order for each Portfolio to continue to qualify for Federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities. Any net gain realized from the closing out of futures contracts, for purposes of the 90% requirement, is considered gain from the sale of securities and therefore is qualifying income. In addition, gains realized on the sale or other disposition of securities held for less than three months must be limited to less than 30% of the Portfolio's annual gross income. Consequently, in order for the Portfolio to avoid realizing a gain within a three-month period, the Portfolio may be required to defer the closing out of a contract beyond the time when it would otherwise be advantageous to do so.

COVERED CALL OPTION CONTRACTS

     The Index 500 Stock, Balanced, Growth and Income Stock, Growth Stock, Aggressive Growth Stock and High Yield Bond Portfolios may engage in writing covered call option contracts--options on securities owned by the Portfolios-- and may purchase call options only to close out a position acquired through the writing of such options. Any option written or purchased by a Portfolio must be listed on a domestic exchange. A covered call option gives the purchaser of the option the right to purchase the underlying security at a fixed exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. As consideration for the option the purchaser pays the Portfolio a premium which the Portfolio retains whether or not the option is exercised. A covered call option will benefit a Portfolio if, over the option period, the underlying security declines in value or does not appreciate above the aggregate value of the exercise price and the premium. However, a Portfolio risks a loss of profits if the underlying security appreciates above the aggregate value of the exercise price and the premium.

     The Portfolios may also close out a position acquired through writing a call option by purchasing a call option on the same security with the same exercise price and expiration date as the call option which it has previously written on the security. Thus, when a security subject to a call option is sold from a Portfolio (i.e., to protect the Portfolio from possible depreciation of the security), the Portfolio will purchase a call option on the security to close out the existing call option. Depending on the premium of the contract, a Portfolio will realize a profit or a loss on the transaction. Option transactions may increase a Portfolio's transaction costs and turnover rate and will be initiated only where appropriate to achieve a Portfolio's investment objectives.

REVERSE REPURCHASE AGREEMENTS

     The Money Market and Balanced Portfolios may enter into reverse repurchase agreements with banks and broker-dealers. Such agreements involve the sale of money market securities held by a Portfolio pursuant to an agreement to repurchase the securities at an agreed upon price, date and interest payment. The Portfolio will use the proceeds of reverse repurchase agreements to purchase other money market securities which either mature, or can be sold under an agreement to resell, at or prior to the expiration of the reverse repurchase agreement. A Portfolio will utilize reverse repurchase agreements when the interest income to be earned from the investment of proceeds from the transaction is greater than the interest expense of the reverse repurchase transaction. When effecting reverse repurchase transactions, a Portfolio will hold securities of a dollar amount equal in value to the securities subject to the reverse repurchase agreement in a segregated account. Amounts subject to reverse repurchase agreements are also subject to a 300% asset coverage requirement. If such amounts in the aggregate exceed this asset coverage requirement, the Portfolio would be obligated within three days to reduce such amounts to meet the requirement. Under no circumstances will a Portfolio enter into a reverse repurchase agreement with Northwestern Mutual Life.

WARRANTS

     The Index 500 Stock, Balanced, Growth and Income Stock, Growth Stock, Aggressive Growth Stock and High Yield Bond Portfolios may invest in warrants. No Portfolio intends to invest more than 2% of its net assets in warrants that are not listed on a national securities exchange. In no event will a Portfolio's investment in warrants exceed 5% of its net assets. (A warrant is a right to buy a certain security at a set price during a certain time period.)

ASSET-BACKED AND VARIABLE RATE SECURITIES

     Consistent with its investment objectives and policies, the Money Market Portfolio may invest in asset-backed and variable rate securities.

     Asset-backed securities represent fractional interests in pools of retail installment loans or revolving credit receivables. These assets are generally held by a special purpose trust and payments of principal and interest, or interest only, are passed through or paid through monthly or quarterly to certificate holders. Payments may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust. Underlying receivables are generally subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, for asset-backed securities, principal repayment rates tend not to vary much with interest rates and the short-term nature of the underlying loans or other receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying sales contracts or other receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts, or because of depreciation or damage to the collateral securing certain contracts, or other factors.

     Variable rate securities bear rates of interest that are adjusted periodically or which "float" continuously according to formulae intended to minimize fluctuations in values of the instruments. For the Money Market Portfolio, the Fund determines the maturity of variable rate securities in accordance with Securities and Exchange Commission rules that allow the Fund to consider certain of such instruments as having maturities less than the maturity date on the instrument.

SHORT-TERM TRADING

     Each Portfolio will generally not engage in short-term trading (purchases and sales within seven days).

FIRM COMMITMENT AGREEMENTS AND "WHEN-ISSUED" SECURITIES

     Each Portfolio may enter into firm commitment agreements for the purchase of securities at an agreed upon price on a specified future date. A Portfolio may purchase new issues of securities on a "when-issued" basis, whereby the payment obligation and interest rate on the instruments are fixed at the time of the transaction. Such transactions might be entered into, for example, when the manager of a Portfolio anticipates a decline in the yield of securities of a given issuer and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued or delivered later.

     A Portfolio will not enter into such a transaction for the purpose of investment leverage. Liability for the purchase price - and all the rights and risks of ownership of the securities - accrue to the Portfolio at the time it becomes obligated to purchase such securities, although delivery and payment occur at a later date. Accordingly, if the market price of the security should decline, the effect of the agreement would be to obligate the Portfolio to purchase the security at a price above the current market price on the date of delivery and payment. During the time the Portfolio is obligated to purchase such securities it will maintain in a segregated account U.S. Government securities, high-grade debt obligations, or cash or cash equivalents of an aggregate current value sufficient to make payment for the securities.

PRIVATE PLACEMENT TRANSACTIONS AND ILLIQUID ASSETS

     Each Portfolio may invest up to 15% of its total assets in securities acquired in private placement transactions and other illiquid assets. For the Money Market Portfolio the limit is 10%. For the purpose of determining each Portfolio's net asset value, these assets will be valued at their fair value as determined in good faith by the Fund's Directors. If a Portfolio should have occasion to sell an investment in restricted securities at a time when the market for such investments is unfavorable, a considerable period may elapse between the time when the decision to sell it is made and the time when the Portfolio will be able to sell the investment, with a possible adverse effect upon the amount to be realized from the sale.

     Notwithstanding these limitations a Portfolio may purchase securities which, though not registered under the Securities Act of 1933 (the "1933 Act"), are eligible for purchase and sale pursuant to Rule 144A under the 1933 Act. Rule 144A permits unregistered securities to be traded among qualified institutional investors, including the Portfolios. Rule 144A securities that are determined to be liquid are not subject to the limitations on illiquid assets. The Fund's investment adviser, Northwestern Mutual Investment Services, Inc., determines and monitors the liquidity status of each Rule 144A security in which a Portfolio invests, subject to supervision and oversight by the Board of Directors of the Fund. The investment adviser takes into account all of the factors which may have a material bearing on the ability of the Portfolio to dispose of the security in seven days or less, at a price reasonably consistent with the value used to determine the Portfolio's net asset value per share, including the following factors: (1) the frequency and volume of trades, (2) the number and sources of price quotes, (3) the number, and identity, of dealers willing to purchase or sell the issue, and the number and identity of other potential purchasers, (4) any dealer undertakings to make a market in the security, (5) the nature of the security, and (6) the nature of the market in which the issue is traded, including the time typically required to make trades, the methods of soliciting offers and the mechanics of transfer.

RISK FACTORS FOR THE INTERNATIONAL EQUITY PORTFOLIO

     The International Equity Portfolio has an unlimited right to purchase securities in any foreign country, developed or developing, if they are listed on an exchange, as well as a limited right to purchase such securities if they are unlisted. Investors should consider carefully the risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.

     Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Portfolio's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.

     Despite the dissolution of the Soviet Union, the Communist Party may continue to exercise a significant role in certain Eastern European countries. To the extent of the Communist Party's influence, investments in such countries may involve risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of Eastern European countries expropriated a large amount of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the International Equity Portfolio could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to the Portfolio's shareholders.

     There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Foreign markets have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies.

Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers and listed companies than in the United States.

     The International Equity Portfolio endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when the Portfolio changes investment from one country to another or when proceeds of the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent the Portfolio from transferring cash out of the country or withhold portions of interest and dividends at the source, or impose other taxes with respect to the Portfolio's investments in securities of issuers of that country. There is the possibility of expropriation, nationalization or confiscatory taxation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations.

     The International Equity Portfolio may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Through the Portfolio's flexible policy, the Portfolio's manager endeavors to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where from time to time it places the Portfolio's investments. The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

     The Directors of the Fund consider at least annually the likelihood of the imposition by any foreign government of exchange control restrictions which would affect the liquidity of the Portfolio's assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. They also consider the degree of risk involved through the holding of portfolio securities in domestic and foreign securities depositories. However, in the absence of willful misfeasance, bad faith or gross negligence on the part of the Portfolio's investment adviser, or reckless disregard of its obligations and duties under the Investment Advisory Agreement, any losses resulting from the holding of the Portfolio's portfolio securities in foreign countries and/or with securities depositories will be at risk of the shareholders. No assurance can be given that the Directors' appraisal of the risks will always be correct or that such exchange control restrictions or political acts of foreign governments might not occur.

     The International Equity Portfolio may enter into a contract for the purchase or sale of a security denominated in a foreign currency and may enter into a forward foreign currency contract ("forward contract") in order to "lock in" the U.S. dollar price of the security. In addition, when the Portfolio's manager believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the Portfolio's portfolio securities denominated in such foreign currency. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

     It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for the Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver.

     If the Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Portfolio entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

PORTFOLIO TURNOVER

     Portfolio turnover may vary from year to year or within a year depending upon economic, market and business conditions. The annual portfolio turnover rates of the Portfolios cannot be accurately predicted. It is anticipated that the annual portfolio turnover rate for the Index 500 Stock Portfolio will not exceed 2% and that the rate for the High Yield Bond Portfolio will generally not exceed 140%. For the other Portfolios, it is anticipated that the rate will generally not exceed 100%. In 1996, the portfolio turnover rates for the Select Bond Portfolio and the fixed income securities of the Balanced Portfolio were higher than usual because of a change in the portfolio managers. Short-term debt securities are excluded in the calculation of portfolio turnover rates. U.S. Government securities are included in the calculation of portfolio turnover rates.


     For years 1995 and 1996, the portfolio turnover rates were:

          Portfolio Turnover Rate                  1996           1995
          -----------------------                  ----           ----

          Index 500 Stock Portfolio                3.45%          3.19%
          Select Bond Portfolio                  195.98%         69.06%
          Balanced Portfolio                      67.66%         37.28%
          Growth and Income Stock Portfolio       93.92%         80.00%
          Growth Stock Portfolio                  37.61%         46.83%
          Aggressive Growth Stock Portfolio       47.25%         37.84%
          High Yield Bond Portfolio              143.92%        116.57%
          International Equity Portfolio          17.07%         26.71%

     The annual portfolio turnover rate of each Portfolio is the lesser of purchases or sales of the Portfolio's securities for the year stated as a percentage of the average value of the Portfolio's assets.

MANAGEMENT OF THE FUND

     The following is a list of the Directors and Officers of the Fund together with a brief description of their principal occupations during the past five years.

     James D. Ericson, President and Director*
     720 East Wisconsin Avenue
     Milwaukee, WI  53202

          Trustee of Northwestern Mutual Life; President and Chief Executive Officer of Northwestern Mutual Life since 1993; President and Chief Operating Officer from 1991 to 1993; prior thereto, President

     Stephen N. Graff, Director*
     805 Lone Tree Road
     Elm Grove, WI  53122

          Retired Partner, Arthur Andersen LLP (Public Accountants) since 1994; Senior Partner, 1993-1994; prior thereto, Managing Partner - Milwaukee, WI office; Trustee of Northwestern Mutual Life since 1996



     Martin F. Stein, Director
     1800 East Capitol Drive
     Milwaukee, WI  53211

          Chairman of the Board of EyeCare One Corporation (retail sales of eyewear)

     John K. MacIver, Director
     100 East Wisconsin Avenue
     Milwaukee, WI  53202

          Partner, Michael Best & Friedrich, Attorneys at Law

     William J. Blake, Director
     1105 North Waverly Place
     Milwaukee, WI  53202

          Chairman, Blake Financial Corporation (real estate investments and venture capital)

     Mark G. Doll, Vice President and Treasurer
     720 East Wisconsin Avenue
     Milwaukee, WI  53202


          Senior Vice President of Northwestern Mutual Life since 1996; Senior Vice President and Treasurer, 1995; prior thereto, Vice President and Treasurer. Executive Vice President, Investment Advisory Services of Northwestern Mutual Investment Services, Inc. since 1996; prior thereto, President


     Patricia L. Van Kampen, Vice President-Investments
     720 East Wisconsin Avenue
     Milwaukee, WI  53202

          Vice President-Common Stocks of Northwestern Mutual Life; Vice President-Common Stocks of Northwestern Mutual Investment Services, Inc.


     William R. Walker, Vice President-Investments
     720 East Wisconsin Avenue
     Milwaukee, Wisconsin  53202


          Director of Common Stocks of Northwestern Mutual Life since 1993; Associate Director of Common Stocks from 1992 to 1993; prior thereto, Investment Officer; Vice President of Northwestern Mutual Investment Services, Inc.


     Julie M. Van Cleave, Vice President-Investments
     720 East Wisconsin Avenue
     Milwaukee, Wisconsin  53202


          Director of Common Stocks of Northwestern Mutual Life since 1993; Associate Director of Common Stocks from 1992 to 1993; prior thereto, Investment Officer; Vice President-Common Stocks of Northwestern Mutual Investment Services since 1993


     Steven P. Swanson, Vice President-Investments
     720 East Wisconsin Avenue
     Milwaukee, Wisconsin  53202


          Vice President-Securities of Northwestern Mutual Life since 1994; prior thereto, Director-Securities; Vice President of Northwestern Mutual Investment Services, Inc. since 1994


     Varun Mehta, Vice President-Investments
     720 East Wisconsin Avenue
     Milwaukee, WI  53202

          Investment Officer-Public Fixed Income of Northwestern Mutual Life since March of 1997; Portfolio Research Manager-Fixed Income and Portfolio Manager-Fixed Income of the Ameritech Investment Management Department from 1993 to 1997.

     Merrill C. Lundberg, Secretary
     720 East Wisconsin Avenue
     Milwaukee, WI  53202

          Assistant General Counsel of Northwestern Mutual Life; Secretary of Northwestern Mutual Investment Services, Inc.


     Barbara E. Courtney, Controller
     720 East Wisconsin Avenue
     Milwaukee, WI  53202

          Associate Director of Mutual Fund Accounting of Northwestern Mutual Life since 1996; prior thereto, Assistant Director of Investment Accounting; Assistant Treasurer of Northwestern Mutual Investment Services, Inc.


* Directors identified with an asterisk are "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940.

John K. MacIver has served as a Director since February 2, 1984. William J. Blake has served as a Director since March 9, 1988. James D. Ericson has served as a Director since April 27, 1994. Stephen N. Graff and Martin F. Stein have served as Directors since March 29, 1995.

OWNERSHIP OF SHARES OF THE FUND

     All of the outstanding shares of the Fund are held by Northwestern Mutual Life for its General Account and for its separate investment accounts used for variable annuity contracts and variable life income policies. Additional shares are being offered only to Northwestern Mutual Life and the separate investment accounts.


     The following tables show the allocation of shares of the Portfolios of the Fund among the General Account and the separate investment accounts as of March 31, 1997.


                            INDEX 500 STOCK PORTFOLIO

NML Variable Annuity Account A              40,040,389  shares        ( 10.50%)
NML Variable Annuity Account B             261,890,229  shares        ( 69.00%)
NML Variable Annuity Account C              46,849,655  shares        ( 12.30%)
Northwestern Mutual Variable Life Account   30,944,457  shares        (  8.20%)
General Account                                      0  shares        (  0.00%)
     Total                                 379,724,730  shares        (100.00%)

                              SELECT BOND PORTFOLIO

NML Variable Annuity Account A              21,337,659  shares        ( 12.30%)
NML Variable Annuity Account B             132,610,872  shares        ( 76.70%)
NML Variable Annuity Account C              13,540,232  shares        (  7.80%)
Northwestern Mutual Variable Life Account    5,503,841  shares        (  3.20%)
General Account                                      0  shares        (  0.00%)
     Total                                 172,992,604  shares        (100.00%)

                             MONEY MARKET PORTFOLIO

NML Variable Annuity Account A               23,764,709  shares        ( 13.20%)
NML Variable Annuity Account B              127,246,283  shares        ( 70.60%)
NML Variable Annuity Account C               12,796,578  shares        (  7.10%)
Northwestern Mutual Variable Life Account    16,501,624  shares        (  9.10%)
General Account                                       0  shares        (  0.00%)
     Total                                  180,309,194  shares        (100.00%)

                               BALANCED PORTFOLIO

NML Variable Annuity Account A              154,108,389  shares        ( 11.50%)
NML Variable Annuity Account B            1,056,127,023  shares        ( 78.50%
NML Variable Annuity Account C               75,468,742  shares        (  5.60%)
Northwestern Mutual Variable Life Account    59,052,200  shares        (  4.40%)
General Account                                       0  shares        (  0.00%)
     Total                                1,344,756,354  shares        (100.00%)

                        GROWTH AND INCOME STOCK PORTFOLIO

NML Variable Annuity Account A               10,755,959  shares        (  5.50%)
NML Variable Annuity Account B              128,129,137  shares        ( 66.00%)
NML Variable Annuity Account C               11,192,602  shares        (  5.80%)
Northwestern Mutual Variable Life Account    14,262,583  shares        (  7.30%)
General Account                              29,832,628  shares        ( 15.40%)
     Total                                  194,172,908  shares        (100.00%)

                             GROWTH STOCK PORTFOLIO

NML Variable Annuity Account A                7,127,161  shares        (  5.60%)
NML Variable Annuity Account B               74,969,499  shares        ( 58.50%)
NML Variable Annuity Account C                7,025,356  shares        (  5.50%)
Northwestern Mutual Variable Life Account    11,714,489  shares        (  9.10%)
General Account                              27,334,590  shares        ( 21.30%)
     Total                                  128,171,095  shares        (100.00%)

                        AGGRESSIVE GROWTH STOCK PORTFOLIO

NML Variable Annuity Account A               24,784,454  shares        (  8.80%)
NML Variable Annuity Account B              211,134,847  shares        ( 75.00%)
NML Variable Annuity Account C               30,156,177  shares        ( 10.70%)
Northwestern Mutual Variable Life Account    15,579,942  shares        (  5.50%)
General Account                                       0  shares        (  0.00%)
     Total                                  281,655,420  shares        (100.00%)

                              HIGH YIELD PORTFOLIO

NML Variable Annuity Account A                5,996,332  shares        (  6.00%)
NML Variable Annuity Account B               52,844,052  shares        ( 53.30%)
NML Variable Annuity Account C                3,502,102  shares        (  3.50%)
Northwestern Mutual Variable Life Account     4,222,249  shares        (  4.30%)
General Account                              32,681,513  shares        ( 32.90%)
     Total                                   99,246,247  shares        (100.00%)

                         INTERNATIONAL EQUITY PORTFOLIO

NML Variable Annuity Account A               27,735,348  shares        (  8.10%)
NML Variable Annuity Account B              261,798,029  shares        ( 76.20%)
NML Variable Annuity Account C               33,174,176  shares        (  9.70%)
Northwestern Mutual Variable Life Account    21,082,114  shares        (  6.00%)
General Account                                       0  shares        (  0.00%)
     Total                                  343,789,667  shares        (100.00%)


     The shares held in connection with certain of the separate investment accounts are voted by Northwestern Mutual Life in accordance with instructions received from owners of variable annuity contracts and variable life insurance policies. The shares held in its General Account are voted by Northwestern Mutual Life in the same proportions as the shares held in connection with these separate investment accounts. If applicable laws or regulations change so as to permit Northwestern Mutual Life to vote the Fund shares in its own discretion, it may elect to do so.

INVESTMENT ADVISORY AND OTHER SERVICES

     The Fund's investment adviser, Northwestern Mutual Investment Services, Inc. ("NMIS"), is a wholly-owned subsidiary of Northwestern Mutual Life. The adviser provides investment advice and recommendations regarding the purchase and sale of securities for the Portfolios and the selection of brokers pursuant to Investment Advisory Agreements (the "Agreements"). Each Agreement provides that the adviser will also provide certain services and pay the expenses of the Fund for certain other administrative services, office space and facilities and the services of all directors, officers and employees of the Fund. Each Portfolio (except the Select Bond, Money Market and Balanced Portfolios) pays its own expenses for fees for services rendered by the custodian, legal counsel and auditors; costs of Federal registrations of Fund shares; expenses of meetings and reports; taxes; and brokerage and other expenses directly related to portfolio transactions.

     For acting as investment adviser and for providing such services and paying such expenses the adviser is paid a monthly fee at the annual rates set forth in the prospectus for the respective Portfolios. The Fund also pays all interest charges, brokerage commissions, taxes and extraordinary expenses incurred in connection with the operation of the Fund. Expenses paid by the Fund are charged to the Portfolios to which the expenses relate.


     For the fiscal years ended December 31, 1995 and 1996, NMIS received $13,247,019 and $17,368,648, respectively, for its services as investment adviser to the Fund.


     Northwestern Mutual Life employs a full staff of investment personnel to manage its investment assets. Northwestern Mutual Life's personnel and related facilities are utilized by NMIS in performing its obligations under the Agreements and Northwestern Mutual Life is a party to each Agreement.

     "Northwestern Mutual Life" is the name and service mark of The Northwestern Mutual Life Insurance Company and the right of the Fund to use the name and mark is subject to the consent of Northwestern Mutual Life. Under the Agreement providing such consent, the Fund recognizes the prior rights of Northwestern Mutual Life in the name and mark, agrees that use of the name and mark by the Fund will inure to the benefit of Northwestern Mutual Life and agrees that its right to use the name and mark can be terminated by

Northwestern Mutual Life and will automatically be terminated if at any time NMIS ceases to be the investment adviser to the Fund or if NMIS ceases to be a subsidiary of Northwestern Mutual Life.

     Templeton Investment Counsel, Inc. ("Templeton Counsel"), a Florida corporation with principal offices at 500 East Broward Boulevard, Ft. Lauderdale, Florida 33394 has been retained under an investment sub-advisory agreement to provide investment advice and, in general, to conduct the management investment program of the International Equity Portfolio, subject to the general control of the Board of Directors of the Fund. Templeton Counsel is a wholly-owned indirect subsidiary of Franklin Resources, Inc. Certain clients of Templeton Counsel may have investment objectives and policies similar to those of the International Equity Portfolio. Templeton Counsel may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with the International Equity Portfolio. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. It is the policy of Templeton Counsel to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by Templeton Counsel to the accounts involved, including the International Equity Portfolio. When two or more of the clients of Templeton Counsel (including the International Equity Portfolio) are purchasing the same security on a given day from the same broker-dealer, such transactions may be averaged as to price. For its services pursuant to the sub-advisory agreement, Templeton Counsel is paid, by NMIS, compensation at the annual rate of .50% of the average net assets of the International Equity Portfolio, reduced to .40% on assets in excess of $100 million.

     J.P. Morgan Investment Management Inc. ("J.P. Morgan Investment"), 522 Fifth Avenue, New York, New York 10036, provides investment advisory services to the Growth and Income Stock Portfolio, pursuant to an investment sub-advisory agreement. For the services provided, NMIS pays J.P. Morgan Investment a fee at the annual rate of .45% on the first $100 million of the Portfolio's assets,
 .40% on the next $100 million, .35% on the next $200 million and .30% on assets in excess of $400 million.

     J.P. Morgan Investment is an investment manager for corporate, public, and union employee benefit funds, foundations, endowments, insurance companies, government agencies and the accounts of other institutional investors. A wholly owned subsidiary of J.P. Morgan & Co. Inc., J.P. Morgan Investment was incorporated in the state of Delaware on February 7, 1984 and commenced operations on July 2, 1984. It was formed from the Institutional Investment Group of Morgan Guaranty Trust Company of New York, also a subsidiary of J.P. Morgan & Co. Inc.

     Morgan acquired its first tax-exempt client in 1913 and its first pension account in 1940. Assets under management have grown to over $112 billion. With offices in London and Singapore, J.P. Morgan Investment draws from a worldwide resources base to provide comprehensive service to an international group of clients. Investment management activities in Japan, Australia, and Germany are carried out by affiliates, Morgan Trust Bank in Tokyo, J.P. Morgan Investment Management Australia Limited in Melbourne, and J.P. Morgan Investment GmbH in Frankfurt.

     J.P. Morgan Investment currently provide investment advisory services to the following investment companies: Global Money Fund, International Growth

Fund, and Growth and Income Fund of Sierra Trust Funds, Global Money Fund and International Growth Fund of The Sierra Variable Trust, Frank Russell Equity Q Fund and Frank Russell Quantitative Equity Fund of Frank Russell Investment Co., Preferred Fixed Income Fund and Preferred Money Market Fund of Caterpillar Investment Management Ltd., AST Money Market Fund of American Skandia Life Investment Management Inc., Benham European Government Bond Fund, and Equity Income Series and Multi-Strategy Series of Pacific Select Fund.


     Northwestern Mutual Life is the licensee under a License Agreement with Standard & Poor's, dated as of November 30, 1990, relating to the Fund as well as certain other mutual funds sponsored by Northwestern Mutual Life. The following disclaimers and limitations are included in accordance with the requirements of the License Agreement:

          The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P"), a division of The McGraw-Hill Companies, Inc. Corporation, and none of the Portfolios of the Fund is so sponsored, endorsed, sold or promoted. S&P makes no representation or warranty, express or implied, to the owners of the Fund or any of its Portfolios or any member of the public regarding the advisability of investing in securities generally or in the Fund or any of its Portfolios particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the Fund. S&P has no obligation to take the needs of the Licensee or the owners of the Fund or any of its Portfolios into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund or any of its Portfolio to be issued or in the determination or calculation of the equation by which the Fund or any of its Portfolios is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.


          S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OR MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

     The custodian for the Index 500 Stock, Aggressive Growth Stock and Balanced Portfolio is The Chase Manhattan Bank, N.A., One Chase Manhattan Plaza, New York, New York 10081. The custodian for the Select Bond, High Yield Bond, Money Market, Growth Stock and Growth and Income Stock Portfolios is Bankers Trust Company, 16 Wall Street, New York, New York 10015. The custodian for the International Equity Portfolio is Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109. The custodians maintain custody of securities and other assets of the respective Portfolios and perform certain services in connection with the purchase, sale, exchange and pledge of securities of the Portfolios. Canadian Imperial Bank of Commerce, Commerce Court, Ontario, Canada M5L 1A2 provides custodial services for the Fund in Canada.

     Price Waterhouse LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202, is the independent public accountant of the Fund and performs auditing services for the Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION AND OTHER PRACTICES

     There is generally no stated commission in the case of fixed-income securities, which are traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. In the case of securities traded on some foreign stock exchanges, brokerage commissions may be fixed and the investment adviser or sub-adviser may be unable to negotiate commission rates for these transactions.

     The investment adviser, or sub-adviser in the case of the Growth and Income Stock and International Equity Portfolios, places all orders for the purchase and sale of portfolio securities, options, and futures contracts for each Portfolio through a substantial number of brokers and dealers or futures commission merchants. In executing transactions, the investment adviser or sub-adviser will attempt to obtain the best net results for the Portfolio, taking into account such factors as price (including the applicable brokerage commission or dollar spread), size of order, the nature of the market for the security, the timing of the transaction, the reputation, experience and financial stability of the broker-dealer involved, the quality of the service, the difficulty of execution and operational facilities of the firms involved, and the firm's risk in positioning a block of securities. In transactions on stock exchanges in the United States, payments of brokerage commissions are negotiated. In effecting purchases and sales of portfolio securities in transactions on United States stock exchanges for the account of the Fund, the investment adviser or sub-adviser may pay higher commission rates than the lowest available when the investment adviser or sub-adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as described below. In the case of securities traded on some foreign stock exchanges, brokerage commissions may be fixed and the investment adviser or sub-adviser may be unable to negotiate commission rates for these transactions. In the case of securities traded on the over-the-counter markets, there is generally no stated commission, but the price includes an undisclosed commission or markup.

     Some securities considered for investment by the Fund's Portfolios may also be appropriate for other clients served by the investment adviser orsub-adviser. If a purchase or sale of securities consistent with the investment policies of a Portfolio and one or more of these clients served by the investment adviser or sub-adviser is considered at or about the same time, transactions in such securities will be allocated among the Portfolios and clients in a manner deemed fair and reasonable by the investment adviser or sub-adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the investment adviser or sub-adviser, and the results of such allocations, are subject to periodic review by the Fund's investment adviser and directors.

     It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the investment adviser or sub-adviser may receive research services from many broker-dealers with which the investment adviser or sub-adviser places portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services may be of value to the investment adviser or sub-adviser in advising its various clients (including the Portfolios), although not all of these services are necessarily useful and of value in managing a Portfolio.

     As permitted by Section 28(e) of the Securities Exchange Act of 1934, the investment adviser or sub-adviser may cause a Portfolio to pay a broker-dealer, which provides "brokerage and research services" (as defined in the Act) to the investment adviser or sub-adviser, an amount of disclosed commission for effecting a securities transaction for the Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction.


     There are no arrangements whatsoever, written or oral, relating to the allocation to specific brokers of orders for Portfolio transactions. Consideration is given to those firms providing statistical and research services to the investment adviser or sub-adviser, but it is not the policy of any Portfolio to pay higher brokerage commissions to a firm solely because it has provided such services. In 1996 all brokerage business was allocated to firms which provided these services. Statistical and research services furnished by brokers typically include: analysts' reports on companies and industries, market forecasts, economic analyses and the like. Such services may tend to reduce the expenses of the adviser or sub-adviser and this has been considered in setting the advisory fee paid by each Portfolio. During the years ended December 31, 1994, 1995, and 1996, the Fund paid brokerage commissions of $845,127, $1,174,651 and $1,859,133, respectively.

     The Directors of the Fund have recently authorized the investment adviser and sub-advisers to place portfolio orders for the Fund with Robert W. Baird & Co. Incorporated, a broker-dealer which is a corporate affiliate of Northwestern Mutual Life. This authorization is subject to all applicable legal requirements, including procedures adopted by the Directors. However, no orders have been placed with that broker-dealer firm or with any other firm which is an affiliate of the Fund, its adviser or Northwestern Mutual Life during the three most recent fiscal years of the Fund.


CAPITAL STOCK

     The capital stock of the Fund is divided into nine classes corresponding to the nine Portfolios of the Fund.

     Each class is preferred over the other classes with respect to the assets of the Portfolio to which the class relates. Dividends and distributions, including distributions in the event of liquidation, are payable only out of assets of the Portfolio to which the class relates. All shares of the Fund are entitled to vote on all matters submitted to a vote of the shareholders except that shares shall be voted by class on matters concerning only that class, to approve an investment advisory agreement, to approve changes in fundamental policies with respect to that class and when otherwise required by the Investment Company Act of 1940. Shares may be redeemed only for cash, except that capital stock of any class may be redeemed in kind with assets of the Portfolio to which the class relates if the Directors deem such action desirable. Each share is nonassessable and shareholders have no preemptive or conversion rights.

PURCHASE, REDEMPTION AND PRICING OF SHARES

     Shares of each Portfolio are offered and redeemed at their net asset value as next determined following receipt of a purchase order or tender for redemption without the addition of any selling commission or "sales load" or any redemption charge. The redemption price may be more or less than the shareholder's cost.

     The net asset value of each share of each Portfolio is the net asset value of the entire Portfolio divided by the number of shares of the Portfolio outstanding. The net asset value of an entire Portfolio is determined by computing the value of all assets of the Portfolio and deducting all liabilities, including reserves and accrued liabilities of the Portfolio. Portfolio securities for which market quotations are readily available are valued at current market value.

     Equity securities listed on a stock exchange and all call options are valued at the closing sale price on the stock or options exchange or, if there has been no such sale, at the closing bid price; stock index futures contracts and interest rate futures contracts are valued at the closing settlement price on the commodities exchange; unlisted equity securities are valued at the closing bid price on the over-the-counter market.

     Debt securities with maturities generally exceeding one year are valued on the basis of valuations furnished by Interactive Data Corporation, a facility which utilizes electronic data processing techniques to report valuations for normal institutional size trading units of debt securities, without regard to exchange or over-the-counter prices, unless the Directors of the Fund determine that in the case of a particular security some other value is fair.

     Money market instruments and debt securities with maturities exceeding sixty days but generally not exceeding one year are valued by marking to market, except for the Money Market Portfolio. Marking to market is based on an average (provided by a communication network) of the most recent bid prices or yields. The marking to market method takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities.

     Securities with remaining maturities of sixty days or less, and all debt securities of the Money Market Portfolio, are valued on an amortized cost basis or, if the current market value differs substantially from the amortized cost, by marking to market. Under the amortized cost method of valuation, the security will initially be valued at the cost on the date of purchase (or, in the case of securities purchased with more than 60 days remaining to maturity the market value on the 61st day prior to maturity); and thereafter the Portfolio will assume a constant proportionate amortization in value until maturity of any discount or premium.

     The value of a foreign security held by the International Equity Portfolio is determined in its national currency as of the close of trading on the foreign exchange on which it is traded, or as of 4:00 p.m., New York time, if that is earlier, and that value is then converted into its U.S. dollar equivalent at foreign exchange rates in effect at 11:00 a.m., New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the mean between the current bid and asked price is used. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange, and will therefore not be reflected in the computation of the Portfolio's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value as determined by the management and approved in good faith by the Directors of the Fund. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business in New York on each day on which the New York Stock Exchange is open. Trading in European or Far Eastern securities generally, or in a particular country or countries, may not take place on every New York business day. Furthermore, trading takes place in various foreign markets on days which are not business days in New York and on which the Fund's net asset value is not calculated. The International Equity Portfolio calculates net asset value per share, and therefore effects sales and redemptions of its shares, as of the close of the New York Stock Exchange once on each day on which that Exchange is open. Such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and if events occur which materially affect the value of these foreign securities, they will be valued at fair market value as determined by the management and approved in good faith by the Directors of the Fund.

     All other assets, including any securities for which market quotations are not readily available, will be valued at their fair value as determined in good faith by the Directors of the Fund. The net asset value is determined as of the close of trading on the New York Stock Exchange on each day during which the Exchange is open for trading. In accordance with the requirements of the Investment Company Act of 1940 the Portfolios will also determine the net asset value of their shares on any other day on which there is sufficient trading to materially affect the value of their securities.

     The Money Market Portfolio will use its best efforts to maintain a constant net asset value per share of $1.00 (computed to an accuracy of $.005); however, the net asset value is subject to fluctuation based upon changes in the value of the Portfolio's securities. Accordingly, if net losses on the Portfolio's securities for a given period exceed income after expenses, the net asset value per share of Money Market Portfolio capital stock will decline. The Board of Directors of the Fund will take such action as it considers appropriate to maintain the stability of the net asset value per share. For example, the Directors may reduce or suspend the payment of dividends if the net asset value per share should decline below $.995 and the Directors may supplement such dividends with other distributions if the net asset value per share should rise above $1.005.

     The total offering price per share for each Portfolio is computed as follows:

                          SPECIMEN PRICE-MAKE-UP SHEET
                            (as of December 31, 1996)

                       INDEX 500     SELECT BOND     MONEY MARKET     BALANCED
                       PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
                       ---------      ---------       ---------       ---------

NET ASSETS           $740,066,437    $214,333,586   $176,298,542  $2,326,233,275

NUMBER OF SHARES
 OUTSTANDING          360,058,793     175,166,354    176,314,115   1,353,952,132

NET ASSET VALUE
 PER SHARE               2.055          $1.224         $1.000         $1.718
(NET ASSETS
DIVIDED BY
NUMBER OF SHARES
 (OUTSTANDING)

OFFERING AND
 REDEMPTION
 PRICE PER SHARE         $2.06           $1.22          $1.00         $1.72



                                                     AGGRESSIVE
                      GROWTH AND     GROWTH STOCK   GROWTH STOCK
                  INCOME PORTFOLIO     PORTFOLIO      PORTFOLIO
                  ----------------     ---------      ---------

NET ASSETS           $234,183,366    $170,481,467   $871,926,094

NUMBER OF SHARES
 OUTSTANDING          177,727,725     116,462,642    277,222,110

NET ASSET VALUE
 PER SHARE
(NET ASSETS
DIVIDED BY
NUMBER OF SHARES
 OUTSTANDING)           $1.318          $1.464         $3.145

OFFERING AND
 REDEMPTION PRICE
 PER SHARE               $1.32           $1.46          $3.15

                                       HIGH YIELD                INTERNATIONAL
                                     BOND PORTFOLIO             EQUITY PORTFOLIO
                                     --------------             ----------------

NET ASSETS                            $93,879,092                  $505,190,404

NUMBER OF SHARES
 OUTSTANDING                          85,420,549                    324,246,353

NET ASSET VALUE
 PER SHARE
(NET ASSETS
DIVIDED BY
NUMBER OF SHARES
OUTSTANDING)                            $1.099                        $1.558

OFFERING AND
 REDEMPTION PRICE
 PER SHARE                               $1.10                         $1.56



     Payment for the shares redeemed must be made within seven days after the evidence of ownership of such shares is tendered to the Fund; however, the right to redeem Fund shares may be suspended, or payment of the redemption value postponed, during any period in which the New York Stock Exchange is closed or trading thereon is restricted, or any period during which an emergency exists, or as otherwise permitted by the Investment Company Act of 1940.

TAXES AND DIVIDENDS


     Each Portfolio is qualified or intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In order to avoid taxation of capital gains under Subchapter M of the Code, each Portfolio, except the Money Market Portfolio, will distribute net capital gains annually. Net capital gains from the sale of investments will be calculated by subtracting any unused capital loss carryforward from net realized gain for the year, as prescribed by the Internal Revenue Code. No distribution of realized capital gains will be made until any capital loss carryforward has been exhausted or expired. At the end of its last fiscal year, the Select Bond Portfolio had a capital loss carryforward of $199,271. The other Portfolios had no capital loss carryforward.


CALCULATION OF YIELD QUOTATIONS OF THE MONEY MARKET PORTFOLIO

     The Money Market Portfolio's yield is its current investment income expressed in annualized terms. The Portfolio's yield is calculated by determining the net change in the value of a pre-existing account having a balance of one share at the beginning of a seven-day base period. The net change in the value of the account is divided by the value of the account at the beginning of the period to obtain the base period return. The result is then multiplied by 365 and divided by seven, with the resulting annualized yield carried to the nearest hundredth of one percent. For purposes of this calculation the net change in the value of the account reflects the value of additional Portfolio shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares. The calculation reflects net investment income of the Portfolio for the period, including accrued interest income plus or minus amortized purchase discount or premium, less all accrued expenses, but does not include realized or unrealized gains or losses.

--------------------------------------------------------------------------------

NAME CHANGE OF THE FUND

     The name of Northwestern Mutual Series Fund, Inc. was changed from Northwestern Mutual Variable Life Series Fund, Inc. on May 1, 1994.
--------------------------------------------------------------------------------

                                   APPENDIX A


Description of Ratings as Provided by the Rating Services

CORPORATE BONDS

     MOODY'S INVESTORS SERVICE, INC.

     Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they compromise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and, thereby, not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the security over any long period of time may be small.

     Caa--Bonds which are rated Caa are of poor standing. Such securities may be in default or there may be present elements of danger with respect to principal or interest.

     Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C--Bonds which are rated C are the lowest rated class of bonds and are regarded as having extremely poor prospects of ever attaining any real investment standing.

     Absence of Rating: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

     Should no rating be assigned, the reason may be one of the following:

     1.   An application for rating was not received or accepted.

     2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

     3.   There is a lack of essential data pertaining to the issue or issuer.

     4. The issue was privately placed, in which case the rating is not published in Moody's publications.

     Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

     Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic ratings classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     STANDARD & POOR'S


     AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB, B, CCC, CC, C--Debt is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of this obligation. "BB" indicates the least degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     BB--Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

     B--Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

     CCC--Debt rated "CCC" has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

     CC--The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

     C--The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     CI--The rating "CI" is reserved for income bonds on which no interest is being paid.

     D--Debt rated "D" is in payment default. The "D" rating is used when interest payments or principal are not made on the date due even if the applicable grace period has not expired, unless S&P believe that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     Plus (+) or Minus (-)--The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     NR--Not rated.

PREFERRED STOCKS

     MOODY'S INVESTORS SERVICE, INC.

     aaa--considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

     aa--considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

     a--considered to be an upper-medium-grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa--considered to be medium-grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

     ba--considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

     b--generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

     caa--likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

     ca--speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

     c--lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers 1, 2 and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


     STANDARD & POOR'S


     "AAA"--This is the highest rating that may be assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

     "AA"--A preferred stock issue rated "AA" also qualifies as a high-quality fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA".

     "A"--An issued rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     "BBB"--An issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for preferred stock in this category than for issues in the "A" category.

     "BB", "B", "CCC"--Preferred stock rated "BB", "B", and "CCC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. "BB" indicates the lowest degree of speculation and "CCC" the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     "CC"--The rating "CC" is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

     "C"--The preferred stock rated "C" is a non-paying issue.

     "D"--A preferred stock rated "D" is a non-paying issue with the issuer in default on debt instruments.

     NR indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

     Plus(+) or Minus(-)--To provide more detailed indications of preferred stock quality, the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

COMMERCIAL PAPER

     MOODY'S INVESTORS SERVICE

     The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of one year.

     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

     Issuers rated PRIME-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. PRIME-1 repayment ability will often be evidenced by the following characteristics:

     --   Leading market positions in well-established industries.

     --   High rates of return on funds employed.

     -- Conservative capitalization structures with moderate reliance on debt and ample asset protection.

     -- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     -- Well-established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated PRIME-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Issuers rated PRIME-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

     Issuers rated NOT PRIME do not fall within any of the Prime rating categories.


     STANDARD & POOR'S


     S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. These categories are as follows:

     A-1 Commercial paper rated "A-1" is regarded as having a very strong degree of safety regarding timely payment. A "+" designation is applied to those issues which possess extremely strong safety characteristics.

     A-2 Commercial paper rated "A-2" is regarded as having a satisfactory capacity for timely payment. However, the relative degree of safety is not as high as for issues designated "A-1"

     A-3 Commercial paper rated "A-3" is regarded as having an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     B Commercial paper rated "B" is regarded as having only speculative capacity for timely payment.

     C Commercial paper rated "C" is regarded as having a doubtful capacity for repayment.

     D Commercial paper rated "D" is in payment default. The "D" rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

                                   APPENDIX B

                                Glossary of Terms


CERTIFICATE OF DEPOSIT
     A certificate of deposit is a short term obligation of a commercial bank.

EURODOLLAR CERTIFICATE OF DEPOSIT
     A Eurodollar certificate of deposit is a short term obligation of a foreign subsidiary of a U.S. bank payable in U.S. dollars.

TIME DEPOSIT
     A time deposit is a deposit in a commercial bank for a specified period of time at a fixed interest rate for which a negotiable certificate is not received.

BANKERS' ACCEPTANCE
     A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions.

VARIABLE AMOUNT MASTER NOTE
     A variable amount master note is a note which fixes a minimum and maximum amount of credit and provides for lending and repayment within those limits at the discretion of the lender.

COMMERCIAL PAPER
     Commercial paper is a short term promissory note issued by a corporation primarily to finance short term credit needs.

ACCOUNTANTS' LETTER

PRICE WATERHOUSE LLP

REPORT OF INDEPENDENT ACCOUNTANTS

To The Shareholders and Board of Directors of
Northwestern Mutual Series Fund, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Index 500 Stock Portfolio, Growth Stock Portfolio, Growth and Income Stock Portfolio, Aggressive Growth Stock Portfolio, International Equity Portfolio, Select Bond Portfolio, High Yield Bond Portfolio, Money Market Portfolio and Balanced Portfolio (constituting Northwestern Mutual Series Fund, Inc., hereafter referred to as the "Fund") at December 31, 1996, the results of each of their operations for the year then ended, the changes in each of their net assets for the two years in the period ended December 31, 1996, and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentations. We believe that our audits, which included confirmations of the securities at December 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedues where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

Milwaukee, Wisconsin
January 24, 1997

GROWTH STOCK PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
GROWTH STOCK PORTFOLIO
FINANCIAL STATEMENTS
(IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

ASSETS
  Common Stocks (cost $121,295)..................  $ 151,134
  Money Market Investments (cost $18,948)........     18,948
                                                   ----------
                                                     170,082
  Cash...........................................        145
  Due from Sale of Fund Shares...................        173
  Due from Sale of Securities....................        165
  Dividends and Interest Receivable..............        158
                                                   ----------
    Total Assets.................................    170,723
                                                   ----------
LIABILITIES
  Futures Variation Margin.......................        146
  Due to Investment Advisor......................         72
  Accrued Expenses...............................         23
                                                   ----------
    Total Liabilities............................        241
                                                   ----------
NET ASSETS.......................................  $ 170,482
                                                   ----------
                                                   ----------
REPRESENTED BY:
  Aggregate Paid in Capital (400,000 shares
   authorized, $.01 par value; 116,463 shares
   outstanding)..................................  $ 139,825
  Undistributed Net Investment Income............         32
  Undistributed Accumulated Net Realized Gain on
   Investments...................................        629
  Net Unrealized Appreciation of:
    Investment Securities........................     29,839
    Index Futures Contracts......................        157
                                                   ----------
  Net Assets for 116,463 Shares Outstanding......  $ 170,482
                                                   ----------
                                                   ----------
  Net Asset Value, Offering and Redemption Price
   per Share.....................................  $    1.46
                                                   ----------
                                                   ----------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME
  Income
    Dividends (less foreign dividend tax of
     $15)........................................  $   1,903
    Interest.....................................        578
                                                   ----------
      Total Income...............................      2,481
                                                   ----------
  Expenses
    Management Fees..............................        653
    Custodian Fees...............................         17
    Other Expenses...............................         61
                                                   ----------
      Total Expenses.............................        731
                                                   ----------
      Less Custodian Fees:
        Paid by Affiliate........................        (14)
        Paid Indirectly..........................         (3)
                                                   ----------
      Total Net Expenses.........................        714
                                                   ----------
  Net Investment Income..........................      1,767
                                                   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
  Net Realized Gain (Loss) on Investments:
    Investment Securities........................      4,929
    Index Futures Contracts......................        123
    Foreign Currency Transactions................        (13)
                                                   ----------
      Net Realized Gain on Investments for the
       Year......................................      5,039
                                                   ----------
  Net Change in Unrealized Appreciation of:
    Investments Securities.......................     16,856
    Index Futures Contracts......................        157
                                                   ----------
      Net Change in Unrealized Appreciation of
       Investments for the Year..................     17,013
                                                   ----------
  Net Gain on Investments........................     22,052
                                                   ----------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS......................................  $  23,819
                                                   ----------
                                                   ----------


    The Accompanying Notes are an Integral Part of the Financial Statements

GROWTH STOCK PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
GROWTH STOCK PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
(IN THOUSANDS)

                                                                                                          FOR THE YEAR
                                                                                                       ENDED DECEMBER 31,
                                                                                                     ----------------------
                                                                                                        1996        1995
                                                                                                     ----------  ----------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income..........................................................................  $   1,767   $   1,109
    Net Realized Gain on Investments...............................................................      5,039       2,321
    Net Change in Unrealized Appreciation of Investments for the Year..............................     17,013      13,078
                                                                                                     ----------  ----------
      Net Increase in Net Assets Resulting from Operations.........................................     23,819      16,508
                                                                                                     ----------  ----------
  Distributions to Shareholders from:
    Net Investment Income..........................................................................     (1,749)     (1,105)
    Net Realized Gain on Investments...............................................................     (5,031)     (1,582)
                                                                                                     ----------  ----------
      Net Decrease in Net Assets Resulting from Distributions to Shareholders......................     (6,780)     (2,687)
                                                                                                     ----------  ----------
  Fund Share Transactions
    Proceeds from Sale of 45,246 and 24,515 Shares.................................................     62,709      28,181
    Proceeds from Shares Issued on Reinvestment of Distributions Paid (4,630 and 2,177 shares,
     respectively).................................................................................      6,780       2,687
    Payments for 1,147 and 866 Shares Redeemed.....................................................     (1,603)     (1,000)
                                                                                                     ----------  ----------
    Net Increase in Net Assets Resulting from Fund Share Transactions (48,729 and 25,826 shares,
     respectively).................................................................................     67,886      29,868
                                                                                                     ----------  ----------
  Total Increase in Net Assets.....................................................................     84,925      43,689
NET ASSETS
  Beginning of Year................................................................................     85,557      41,868
                                                                                                     ----------  ----------
  End of Year (includes undistributed net investment income of $32 and $11, respectively)..........  $ 170,482   $  85,557
                                                                                                     ----------  ----------
                                                                                                     ----------  ----------


    The Accompanying Notes are an Integral Part of the Financial Statements

GROWTH STOCK PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
GROWTH STOCK PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)

                                                                                                            FOR THE PERIOD
                                                                                      FOR THE YEAR ENDED     MAY 3, 1994*
                                                                                         DECEMBER 31,          THROUGH
                                                                                    ----------------------   DECEMBER 31,
                                                                                       1996        1995          1994
                                                                                    ----------  ----------  --------------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of Year..............................................  $    1.26   $    1.00     $    1.00
    Income from Investment Operations:
      Net Investment Income.......................................................       0.02        0.02          0.01
      Net Realized and Unrealized Gain on Investments.............................       0.25        0.28         --
                                                                                    ----------  ----------  --------------
        Total from Investment Operations..........................................       0.27        0.30          0.01
                                                                                    ----------  ----------  --------------
    Less Distributions:
      Distributions from Net Investment Income....................................      (0.02)      (0.02)        (0.01)
      Distributions from Realized Gains on Investments............................      (0.05)      (0.02)        --
                                                                                    ----------  ----------  --------------
        Total Distributions.......................................................      (0.07)      (0.04)        (0.01)
                                                                                    ----------  ----------  --------------
Net Asset Value, End of Year......................................................  $    1.46   $    1.26   $      1.00
                                                                                    ----------  ----------  --------------
                                                                                    ----------  ----------  --------------
Total Return+.....................................................................      20.91%      30.82%         1.55%++
                                                                                    ----------  ----------  --------------
                                                                                    ----------  ----------  --------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year (in thousands)............................................  $ 170,482   $  85,557   $    41,868
                                                                                    ----------  ----------  --------------
                                                                                    ----------  ----------  --------------
Ratio of Expenses to Average Net Assets...........................................       0.57%       0.61%         0.71%**
                                                                                    ----------  ----------  --------------
                                                                                    ----------  ----------  --------------
Ratio of Net Investment Income to Average Net Assets..............................       1.41%       1.77%         2.30%**
                                                                                    ----------  ----------  --------------
                                                                                    ----------  ----------  --------------
Portfolio Turnover Rate...........................................................      37.61%      46.83%        16.51%
                                                                                    ----------  ----------  --------------
                                                                                    ----------  ----------  --------------
Average Commission Rate #.........................................................  $  0.0629
                                                                                    ----------
                                                                                    ----------

 *Commencement of Operations
**Computed on an annualized basis.
 +Total Return includes deductions for management and other fund expenses;
  excludes deductions for sales loads and account fees.
++Reflects total return for the period; not annualized.
# Disclosure required for fiscal years beginning after September 1, 1995.


    The Accompanying Notes are an Integral Part of the Financial Statements

AGGRESSIVE GROWTH STOCK PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
AGGRESSIVE GROWTH STOCK PORTFOLIO
FINANCIAL STATEMENTS
(IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

ASSETS
  Common Stocks (cost $552,974)..................  $ 791,634
  Money Market Investments (cost $79,756)........     79,756
                                                   ----------
                                                     871,390
  Cash...........................................        129
  Due from Sale of Securities....................      5,555
  Due from Sale of Fund Shares...................        441
  Dividends and Interest Receivable..............         84
                                                   ----------
    Total Assets.................................    877,599
                                                   ----------
LIABILITIES
  Due on Purchase of Securities..................      3,823
  Due on Redemption of Fund Shares...............      1,414
  Due to Investment Advisor......................        399
  Accrued Expenses...............................         37
                                                   ----------
    Total Liabilities............................      5,673
                                                   ----------
NET ASSETS.......................................  $ 871,926
                                                   ----------
                                                   ----------
REPRESENTED BY:
  Aggregate Paid in Capital (700,000 shares
   authorized, $.01 par value; 277,222 shares
   outstanding)..................................  $ 581,301
  Undistributed Net Investment Loss..............       (210)
  Undistributed Accumulated Net Realized Gain on
   Investments...................................     52,175
  Net Unrealized Appreciation of Investments.....    238,660
                                                   ----------
  Net Assets for 277,222 Shares Outstanding......  $ 871,926
                                                   ----------
                                                   ----------
  Net Asset Value, Offering and Redemption Price
   per Share.....................................  $    3.15
                                                   ----------
                                                   ----------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME
  Income
    Interest.....................................  $   2,974
    Dividends (less foreign dividend tax of
     $6).........................................        832
                                                   ----------
      Total Income...............................      3,806
                                                   ----------
  Expenses
    Management Fees..............................      3,987
    Custodian Fees...............................         37
    Other Expenses...............................         29
                                                   ----------
      Total Expenses.............................      4,053
                                                   ----------
        Less Custodian Fees:
           Paid by Affiliate.....................        (16)
           Paid Indirectly.......................        (21)
                                                   ----------
      Total Net Expenses.........................      4,016
                                                   ----------
  Net Investment Loss............................       (210)
                                                   ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net Realized Gain on Investments...............     52,175
  Net Change in Unrealized Appreciation of
   Investments for the Year......................     56,387
                                                   ----------
  Net Gain on Investments........................    108,562
                                                   ----------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS.......................  $ 108,352
                                                   ----------
                                                   ----------


    The Accompanying Notes are an Integral Part of the Financial Statements

AGGRESSIVE GROWTH STOCK PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
AGGRESSIVE GROWTH STOCK PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
(IN THOUSANDS)

                                                                                                         FOR THE YEAR
                                                                                                      ENDED DECEMBER 31,
                                                                                                    ----------------------
                                                                                                       1996        1995
                                                                                                    ----------  ----------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income (Loss)..................................................................  $    (210)  $     572
    Net Realized Gain on Investments..............................................................     52,175      24,986
    Net Change in Unrealized Appreciation of Investments for the Year.............................     56,387     124,412
                                                                                                    ----------  ----------
      Net Increase in Net Assets Resulting from Operations........................................    108,352     149,970
                                                                                                    ----------  ----------
  Distributions to Shareholders from:
    Net Investment Income.........................................................................       (572)       (503)
    Net Realized Gain on Investments..............................................................    (24,986)     (1,836)
                                                                                                    ----------  ----------
      Net Decrease in Net Assets Resulting from Distributions to Shareholders.....................    (25,558)     (2,339)
                                                                                                    ----------  ----------
  Fund Share Transactions
    Proceeds from Sale of 64,691 and 50,142 Shares................................................    198,427     115,824
    Proceeds from Shares Issued on Reinvestment of Distributions Paid
     (8,276 and 1,097 shares, respectively).......................................................     25,558       2,339
    Payments for 3,953 and 6,659 Shares Redeemed..................................................    (11,867)    (15,876)
                                                                                                    ----------  ----------
      Net Increase in Net Assets Resulting from Fund Share Transactions
       (69,014 and 44,580 shares, respectively)...................................................    212,118     102,287
                                                                                                    ----------  ----------
  Total Increase in Net Assets....................................................................    294,912     249,918

NET ASSETS
  Beginning of Year...............................................................................    577,014     327,096
                                                                                                    ----------  ----------
  End of Year (includes undistributed net investment
   (loss)/income of ($210) and $572, respectively)................................................  $ 871,926   $ 577,014
                                                                                                    ----------  ----------
                                                                                                    ----------  ----------


    The Accompanying Notes are an Integral Part of the Financial Statements

AGGRESSIVE GROWTH STOCK PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
AGGRESSIVE GROWTH STOCK PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)

                                                                                                              FOR THE
                                                                                                              PERIOD
                                                                                                              MAY 3,
                                                                                        FOR THE YEAR           1994*
                                                                                     ENDED DECEMBER 31,       THROUGH
                                                                                   ----------------------  DECEMBER 31,
                                                                                      1996        1995         1994
                                                                                   ----------  ----------  -------------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of Year.............................................  $    2.77   $    2.00    $     1.91
  Income from Investment Operations:
    Net Investment Income........................................................         --          --            --
    Net Realized and Unrealized Gain on Investments..............................       0.49        0.78          0.09
                                                                                   ----------  ----------  -------------
      Total from Investment Operations...........................................       0.49        0.78          0.09
                                                                                   ----------  ----------  -------------
  Less Distributions:
    Distributions from Net Investment Income.....................................         --          --            --
    Distributions from Realized Gains on Investments.............................      (0.11)      (0.01)           --
                                                                                   ----------  ----------  -------------
      Total Distributions........................................................      (0.11)      (0.01)           --
                                                                                   ----------  ----------  -------------
  Net Asset Value, End of Year...................................................  $    3.15   $    2.77   $      2.00
                                                                                   ----------  ----------  -------------
                                                                                   ----------  ----------  -------------
  Total Return+..................................................................      17.70%      39.29%         4.47%++
                                                                                   ----------  ----------  -------------
                                                                                   ----------  ----------  -------------
RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Year (in thousands).........................................  $ 871,926   $ 577,014   $   327,096
                                                                                   ----------  ----------  -------------
                                                                                   ----------  ----------  -------------
  Ratio of Expenses to Average Net Assets........................................       0.54%       0.56%         0.58%**
                                                                                   ----------  ----------  -------------
                                                                                   ----------  ----------  -------------
  Ratio of Net Investment Income/(Loss) to Average Net Assets....................      (0.03%)      0.13%         0.29%**
                                                                                   ----------  ----------  -------------
                                                                                   ----------  ----------  -------------
  Portfolio Turnover Rate........................................................      47.25%      37.84%        21.54%
                                                                                   ----------  ----------  -------------
                                                                                   ----------  ----------  -------------
  Average Commission Rate #......................................................  $  0.0513
                                                                                   ----------
                                                                                   ----------

 * Commencement of Operations.
** Computed on an annualized basis.
 + Total Return includes deductions for management and other fund expenses;
   excludes deductions for sales loads and account fees.
++ Reflects total return for the period; not annualized.
 # Disclosure required for fiscal years beginning after September 1, 1995.


    The Accompanying Notes are an Integral Part of the Financial Statements

INTERNATIONAL EQUITY PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
INTERNATIONAL EQUITY PORTFOLIO
FINANCIAL STATEMENTS
(IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

ASSETS
  Common Stocks (cost $362,094)..................  $ 450,525
  Money Market Investments (cost $38,031)........     38,031
  Bonds (cost $14,986)...........................     15,125
                                                   ----------
                                                     503,681
  Cash...........................................         16
  Dividends and Interest Receivable..............      1,771
  Due from Sale of Securities....................      1,082
  Due from Purchase of Fund Shares...............        156
                                                   ----------
    Total Assets.................................    506,706
                                                   ----------
LIABILITIES
  Due on Sale of Fund Shares.....................        495
  Accrued Expenses...............................        376
  Due on Purchase of Securities..................        358
  Due to Investment Advisor......................        288
                                                   ----------
    Total Liabilities............................      1,517
                                                   ----------
NET ASSETS.......................................  $ 505,189
                                                   ----------
                                                   ----------
REPRESENTED BY:
  Aggregate Paid in Capital (700,000 shares
   authorized, $.01 par value; 324,246 shares
   outstanding)..................................  $ 396,978
  Undistributed Net Investment Income............     12,699
  Undistributed Accumulated Net Realized Gain on
   Investments...................................      6,939
  Net Unrealized Appreciation of:
    Investment Securities........................     88,570
    Foreign Currency Transactions................          3
                                                   ----------
  Net Assets for 324,246 Shares Outstanding......  $ 505,189
                                                   ----------
                                                   ----------
  Net Asset Value, Offering and Redemption Price
   per Share.....................................  $    1.56
                                                   ----------
                                                   ----------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME
  Income
    Dividends (less foreign dividend tax of
     $690).......................................  $  13,211
    Interest.....................................      2,777
    Other Income.................................         12
                                                   ----------
      Total Income...............................     16,000
                                                   ----------
  Expenses
    Management Fees..............................      2,820
    Custodian Fees...............................        439
    Other Expenses...............................        127
                                                   ----------
      Total Expenses.............................      3,386
                                                   ----------
  Net Investment Income..........................     12,614
                                                   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
  Net Realized Gain (Loss) on:
    Investment Securities........................      7,905
    Foreign Currency Transactions................       (514)
                                                   ----------
      Net Realized Gain For the Year.............      7,391
  Net Change in Unrealized Appreciation of:
    Investment Securities........................     61,337
    Foreign Currency Transactions................        153
                                                   ----------
      Net Change in Unrealized Appreciation for
       the Year..................................     61,490
                                                   ----------
  Net Gain on Investments........................     68,881
                                                   ----------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS......................................  $  81,495
                                                   ----------
                                                   ----------


    The Accompanying Notes are an Integral Part of the Financial Statements

INTERNATIONAL EQUITY PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
(IN THOUSANDS)

                                                                                                         FOR THE YEAR
                                                                                                      ENDED DECEMBER 31,
                                                                                                    ----------------------
                                                                                                       1996        1995
                                                                                                    ----------  ----------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income.........................................................................  $  12,614   $   8,437
    Net Realized Gain on Investments..............................................................      7,391      11,455
    Net Unrealized Appreciation of Investments for the Year.......................................     61,490      22,907
                                                                                                    ----------  ----------
      Net Increase in Net Assets Resulting from Operations........................................     81,495      42,799
                                                                                                    ----------  ----------
  Distributions to Shareholders from:
    Net Investment Income.........................................................................     (8,311)     --
    Net Realized Gain on Investments..............................................................    (11,653)     (2,171)
                                                                                                    ----------  ----------
      Net Decrease in Net Assets Resulting from Distributions to Shareholders.....................    (19,964)     (2,171)
                                                                                                    ----------  ----------
  Fund Share Transactions
    Proceeds from Sale of 64,977 and 28,399 Shares................................................     92,514      35,839
    Proceeds from Shares Issued on Reinvestment of Distributions Paid (14,362 and 1,740 shares,
     respectively)................................................................................     19,964       2,171
    Payments for 7,589 and 23,252 Shares Redeemed.................................................    (10,947)    (29,044)
                                                                                                    ----------  ----------
    Net Increase in Net Assets Resulting from Fund Share Transactions (71,750 and 6,887 shares,
     respectively)................................................................................    101,531       8,966
                                                                                                    ----------  ----------
  Total Increase in Net Assets....................................................................    163,062      49,594
NET ASSETS
  Beginning of Year...............................................................................    342,127     292,533
                                                                                                    ----------  ----------
  End of Year (includes undistributed net investment income of $12,699 and $8,396 respectively)...  $ 505,189   $ 342,127
                                                                                                    ----------  ----------
                                                                                                    ----------  ----------


    The Accompanying Notes are an Integral Part of the Financial Statements

INTERNATIONAL EQUITY PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
INTERNATIONAL EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)

                                                                                                              FOR THE
                                                                                        FOR THE YEAR       PERIOD MAY 3,
                                                                                     ENDED DECEMBER 31,    1994* THROUGH
                                                                                   ----------------------  DECEMBER 31,
                                                                                      1996        1995         1994
                                                                                   ----------  ----------  -------------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of Year.............................................  $    1.35   $    1.19    $     1.22
    Income from Investment Operations:
      Net Investment Income......................................................       0.04        0.04          0.02
      Net Realized and Unrealized Gain (Loss) on Investments.....................       0.24        0.13         (0.02)
                                                                                   ----------  ----------  -------------
        Total from Investment Operations.........................................       0.28        0.17          0.00
                                                                                   ----------  ----------  -------------
    Less Distributions:
      Distributions from Net Investment Income...................................      (0.03)     --             (0.02)
      Distributions from Realized Gains on Investments...........................      (0.04)      (0.01)        (0.01)
                                                                                   ----------  ----------  -------------
        Total Distributions......................................................      (0.07)      (0.01)        (0.03)
                                                                                   ----------  ----------  -------------
Net Asset Value, End of Year.....................................................  $    1.56   $    1.35   $      1.19
                                                                                   ----------  ----------  -------------
                                                                                   ----------  ----------  -------------
Total Return+....................................................................      21.01%      14.57%         0.11%++
                                                                                   ----------  ----------  -------------
                                                                                   ----------  ----------  -------------

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year (in thousands)...........................................  $ 505,189   $ 342,127   $   292,533
                                                                                   ----------  ----------  -------------
                                                                                   ----------  ----------  -------------
Ratio of Expenses to Average Net Assets..........................................       0.81%       0.85%         0.87%**
                                                                                   ----------  ----------  -------------
                                                                                   ----------  ----------  -------------
Ratio of Net Investment Income to Average Net Assets.............................       3.02%       2.68%         2.28%**
                                                                                   ----------  ----------  -------------
                                                                                   ----------  ----------  -------------
Portfolio Turnover Rate..........................................................      17.07%      26.71%        10.97%
                                                                                   ----------  ----------  -------------
                                                                                   ----------  ----------  -------------
Average Commission Rate #........................................................  $  0.0151
                                                                                   ----------
                                                                                   ----------

 *Commencement of Operations
**Computed on an annualized basis.
 +Total Return includes deductions for total net expenses; excludes deductions for sales loads and account fees.
++Reflects total return for the period; not annualized.
# Disclosure required for fiscal years beginning after September 1, 1995.


    The Accompanying Notes are an Integral Part of the Financial Statements

GROWTH AND INCOME STOCK PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
GROWTH AND INCOME STOCK PORTFOLIO
FINANCIAL STATEMENTS
(IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

ASSETS
  Common Stocks (cost $203,377)..................  $ 227,698
  Money Market Investments (cost $5,390).........      5,390
  Bonds (cost $909)..............................        913
                                                   ----------
                                                     234,001
  Cash...........................................         85
  Dividends and Interest Receivable..............        358
  Due from Sale of Securities....................        119
  Due from Sale of Fund Shares...................          7
                                                   ----------
    Total Assets.................................    234,570
                                                   ----------
LIABILITIES
  Due on Redemption of Fund Shares...............        151
  Due to Investment Advisor......................        121
  Due on Purchase of Securities..................         81
  Accrued Expenses...............................         33
                                                   ----------
    Total Liabilities............................        386
                                                   ----------
NET ASSETS.......................................  $ 234,184
                                                   ----------
                                                   ----------
REPRESENTED BY:
  Aggregate Paid in Capital (400,000 shares
   authorized, $.01 par value; 177,728 shares
   outstanding)..................................  $ 203,771
  Undistributed Net Investment Income............         25
  Undistributed Accumulated Net Realized Gain on
   Investments...................................      6,063
  Net Unrealized Appreciation of Investments.....     24,325
                                                   ----------
  Net Assets for 177,728 Shares Outstanding......  $ 234,184
                                                   ----------
                                                   ----------
  Net Asset Value, Offering and Redemption Price
   per Share.....................................  $    1.32
                                                   ----------
                                                   ----------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME
  Income
    Dividends (less foreign dividend tax of
     $27)........................................  $   3,457
    Interest.....................................        342
                                                   ----------
      Total Income...............................      3,799
                                                   ----------
  Expenses
    Management Fees..............................      1,122
    Custodian Fees...............................         24
    Other Expenses...............................         23
                                                   ----------
      Total Expenses.............................      1,169
                                                   ----------
        Less Custodian Fees:
           Paid by Affiliate.....................        (20)
           Paid Indirectly.......................         (4)
                                                   ----------
      Total Net Expenses.........................      1,145
                                                   ----------
  Net Investment Income..........................      2,654
                                                   ----------
REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS
  Net Realized Gain on Investments...............     21,066
  Net Change in Unrealized Appreciation of
   Investments for the Year......................     11,131
                                                   ----------
  Net Gain on Investments........................     32,197
                                                   ----------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS.......................  $  34,851
                                                   ----------
                                                   ----------


    The Accompanying Notes are an Integral Part of the Financial Statements

GROWTH AND INCOME STOCK PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
GROWTH AND INCOME STOCK PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
(IN THOUSANDS)

                                                                                                         FOR THE YEAR
                                                                                                      ENDED DECEMBER 31,
                                                                                                    ----------------------
                                                                                                       1996        1995
                                                                                                    ----------  ----------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income.........................................................................  $   2,654   $   1,680
    Net Realized Gain on Investments..............................................................     21,066       9,722
    Net Change in Unrealized Appreciation of Investments for the Year.............................     11,131      14,711
                                                                                                    ----------  ----------
      Net Increase in Net Assets Resulting from Operations........................................     34,851      26,113
                                                                                                    ----------  ----------
  Distributions to Shareholders from:
    Net Investment Income.........................................................................     (2,646)     (1,667)
    Net Realized Gain on Investments..............................................................    (18,392)     (6,435)
                                                                                                    ----------  ----------
      Net Decrease in Net Assets Resulting from Distributions to Shareholders.....................    (21,038)     (8,102)
                                                                                                    ----------  ----------
  Fund Share Transactions
    Proceeds from Sale of 51,364 and 41,708 Shares................................................     65,912      47,441
    Proceeds from Shares Issued on Reinvestment of Distributions Paid
     (15,944 and 6,769 shares, respectively)......................................................     21,038       8,102
    Payments for 2,670 and 1,144 Shares Redeemed..................................................     (3,502)     (1,331)
                                                                                                    ----------  ----------
      Net Increase in Net Assets Resulting from Fund Share Transactions
       (64,638 and 47,333 shares, respectively)...................................................     83,448      54,212
                                                                                                    ----------  ----------
  Total Increase in Net Assets....................................................................     97,261      72,223

NET ASSETS
  Beginning of Year...............................................................................    136,923      64,700
                                                                                                    ----------  ----------
  End of Year (includes undistributed net investment income of $25 and $17, respectively).........  $ 234,184   $ 136,923
                                                                                                    ----------  ----------
                                                                                                    ----------  ----------


    The Accompanying Notes are an Integral Part of the Financial Statements

GROWTH AND INCOME STOCK PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
GROWTH AND INCOME STOCK PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)

                                                                                                              FOR THE
                                                                                                              PERIOD
                                                                                                              MAY 3,
                                                                                        FOR THE YEAR           1994*
                                                                                     ENDED DECEMBER 31,       THROUGH
                                                                                   ----------------------  DECEMBER 31,
                                                                                      1996        1995         1994
                                                                                   ----------  ----------  -------------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of Year.............................................  $    1.21   $    0.98    $     1.00
  Income from Investment Operations:
    Net Investment Income........................................................       0.02        0.02          0.01
    Net Realized and Unrealized Gain (Loss) on Investments.......................       0.23        0.29         (0.01)
                                                                                   ----------  ----------  -------------
      Total from Investment Operations...........................................       0.25        0.31         (0.00)
                                                                                   ----------  ----------  -------------
  Less Distributions:
    Distributions from Net Investment Income.....................................      (0.02)      (0.02)        (0.01)
    Distributions from Realized Gains on Investments.............................      (0.12)      (0.06)        (0.01)
                                                                                   ----------  ----------  -------------
      Total Distributions........................................................      (0.14)      (0.08)        (0.02)
                                                                                   ----------  ----------  -------------
  Net Asset Value, End of Year...................................................  $    1.32   $    1.21   $      0.98
                                                                                   ----------  ----------  -------------
                                                                                   ----------  ----------  -------------
  Total Return+..................................................................      19.97%      31.12%         0.34%++
                                                                                   ----------  ----------  -------------
                                                                                   ----------  ----------  -------------
RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Year (in thousands).........................................  $ 234,184   $ 136,923   $    64,700
                                                                                   ----------  ----------  -------------
                                                                                   ----------  ----------  -------------
  Ratio of Expenses to Average Net Assets........................................       0.62%       0.69%         0.78%**
                                                                                   ----------  ----------  -------------
                                                                                   ----------  ----------  -------------
  Ratio of Net Investment Income to Average Net Assets...........................       1.44%       1.68%         1.93%**
                                                                                   ----------  ----------  -------------
                                                                                   ----------  ----------  -------------
  Portfolio Turnover Rate........................................................      93.92%      80.00%        54.18%
                                                                                   ----------  ----------  -------------
                                                                                   ----------  ----------  -------------
  Average Commission Rate #......................................................  $  0.0515
                                                                                   ----------
                                                                                   ----------

 * Commencement of Operations.
** Computed on an annualized basis.
 + Total Return includes deductions for management and other fund expenses;
   excludes deductions for sales loads and account fees.
++ Reflects total return for the period; not annualized.
 # Disclosure required for fiscal years beginning after September 1, 1995.


    The Accompanying Notes are an Integral Part of the Financial Statements

INDEX 500 STOCK PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
INDEX 500 STOCK PORTFOLIO
FINANCIAL STATEMENTS
(IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

ASSETS
  Common Stocks (cost $480,349)..................  $ 700,000
  Money Market Investments (cost $39,662)........     39,657
  Preferred Stock (cost $40).....................        104
                                                   ----------
                                                     739,761
  Cash...........................................         97
  Dividends and Interest Receivable..............      1,178
  Due from Sale of Fund Shares...................        259
                                                   ----------
    Total Assets.................................    741,295
                                                   ----------
LIABILITIES
  Futures Variation Margin.......................        745
  Due on Redemption of Fund Shares...............        324
  Due to Investment Advisor......................        130
  Accrued Expenses...............................         30
                                                   ----------
    Total Liabilities............................      1,229
                                                   ----------
NET ASSETS.......................................  $ 740,066
                                                   ----------
                                                   ----------
REPRESENTED BY:
  Aggregate Paid in Capital (500,000 shares
   authorized, $.01 par value; 360,059 shares
   outstanding)..................................  $ 489,109
  Undistributed Net Investment Income............     13,866
  Undistributed Accumulated Net Realized Gain on
   Investments...................................     16,652
  Net Unrealized Appreciation of:
    Investment Securities........................    219,710
    Index Futures Contracts......................        729
                                                   ----------
  Net Assets for 360,059 Shares Outstanding......  $ 740,066
                                                   ----------
                                                   ----------
  Net Asset Value, Offering and Redemption Price
   per Share.....................................  $    2.06
                                                   ----------
                                                   ----------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME
  Income
    Dividends (less foreign dividend tax of
     $75).......................................  $  12,257
    Interest....................................      2,897
                                                  ----------
      Total Income..............................     15,154
                                                  ----------
  Expenses
    Management Fees.............................      1,230
    Custodian Fees..............................         69
    Other Expenses..............................         58
                                                  ----------
      Total Expenses............................      1,357
                                                  ----------
        Less Custodian Fees:
           Paid by Affiliate....................        (62)
           Paid Indirectly......................         (7)
                                                  ----------
      Total Net Expenses........................      1,288
                                                  ----------
  Net Investment Income.........................     13,866
                                                  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net Realized Gain on Investments:
    Investment Securities.......................      8,382
    Index Futures Contracts.....................      8,632
                                                  ----------
      Net Realized Gain on Investments for the
       Year.....................................     17,014
                                                  ----------
  Net Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities.......................     96,293
    Index Futures Contracts.....................        (19)
                                                  ----------
      Net Change in Unrealized Appreciation of
       Investments for the Year.................     96,274
                                                  ----------
    Net Gain on Investments.....................    113,288
                                                  ----------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS.....................................  $ 127,154
                                                  ----------
                                                  ----------


    The Accompanying Notes are an Integral Part of the Financial Statements

INDEX 500 STOCK PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
INDEX 500 STOCK PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
(IN THOUSANDS)

                                                                                                         FOR THE YEAR
                                                                                                      ENDED DECEMBER 31,
                                                                                                    ----------------------
                                                                                                       1996        1995
                                                                                                    ----------  ----------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income.........................................................................  $  13,866   $  10,021
    Net Realized Gain on Investments..............................................................     17,014       8,912
    Net Change in Unrealized Appreciation of Investments for the Year.............................     96,274     105,468
                                                                                                    ----------  ----------
      Net Increase in Net Assets Resulting from Operations........................................    127,154     124,401
                                                                                                    ----------  ----------
  Disributions to Shareholders from:
    Net Investment Income.........................................................................     (6,192)     (3,894)
    Net Realized Gain on Investments..............................................................     (9,632)     --
                                                                                                    ----------  ----------
      Net Decrease in Net Assets Resulting from Distributions to Shareholders.....................    (15,824)     (3,894)
                                                                                                    ----------  ----------
  Fund Share Transactions
    Proceeds from Sale of 72,277 and 47,195 Shares................................................    134,034      72,382
    Proceeds from Shares Issued on Reinvestment of Distributions Paid (9,021 and 2,593 shares,
     respectively)................................................................................     15,824       3,894
    Payments for 8,757 and 11,954 Shares Redeemed.................................................    (16,255)    (17,773)
                                                                                                    ----------  ----------
    Net Increase in Net Assets Resulting from Fund Share Transactions (72,541 and 37,834 shares,
     respectively)................................................................................    133,603      58,503
                                                                                                    ----------  ----------
  Total Increase in Net Assets....................................................................    244,933     179,010
NET ASSETS
  Beginning of Year...............................................................................    495,133     316,123
                                                                                                    ----------  ----------
  End of Year (includes undistributed net investment income of $13,866 and $6,192 respectively)...  $ 740,066   $ 495,133
                                                                                                    ----------  ----------
                                                                                                    ----------  ----------


    The Accompanying Notes are an Integral Part of the Financial Statements

INDEX 500 STOCK PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
INDEX 500 STOCK PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)

                                                                                     FOR THE YEARS ENDED DECEMBER 31,
                                                                        ----------------------------------------------------------
                                                                           1996        1995        1994        1993        1992
                                                                        ----------  ----------  ----------  ----------  ----------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of Year..................................  $    1.72   $    1.27   $    1.29   $    1.33   $    1.31
    Income from Investment Operations:
      Net Investment Income...........................................       0.04        0.04        0.03        0.04        0.03
      Net Realized and Unrealized Gain (Loss) on Investments..........       0.35        0.42       (0.01)       0.09        0.03
                                                                        ----------  ----------  ----------  ----------  ----------
        Total from Investment Operations..............................       0.39        0.46        0.02        0.13        0.06
                                                                        ----------  ----------  ----------  ----------  ----------
    Less Distributions:
      Distributions from Net Investment Income........................      (0.02)      (0.01)      (0.03)      (0.03)      (0.03)
      Distributions from Realized Gains on Investments................      (0.03)         --       (0.01)      (0.14)      (0.01)
                                                                        ----------  ----------  ----------  ----------  ----------
        Total Distributions...........................................      (0.05)      (0.01)      (0.04)      (0.17)      (0.04)
                                                                        ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Year..........................................  $    2.06   $    1.72   $    1.27   $    1.29   $    1.33
                                                                        ----------  ----------  ----------  ----------  ----------
Total Return+.........................................................      22.75%      37.25%       1.21%       9.90%       4.54%
                                                                        ----------  ----------  ----------  ----------  ----------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year (in thousands)................................  $ 740,066   $ 495,133   $ 316,123   $  25,479   $  17,288
                                                                        ----------  ----------  ----------  ----------  ----------
                                                                        ----------  ----------  ----------  ----------  ----------
Ratio of Expenses to Average Net Assets...............................       0.21%       0.21%       0.24%       0.30%       0.30%
                                                                        ----------  ----------  ----------  ----------  ----------
                                                                        ----------  ----------  ----------  ----------  ----------
Ratio of Net Investment Income to Average Net Assets..................       2.27%       2.51%       3.10%       2.55%       2.61%
                                                                        ----------  ----------  ----------  ----------  ----------
                                                                        ----------  ----------  ----------  ----------  ----------
Portfolio Turnover Rate...............................................       3.45%       3.19%       5.59%      62.69%      39.93%
                                                                        ----------  ----------  ----------  ----------  ----------
                                                                        ----------  ----------  ----------  ----------  ----------
Average Commission Rate #.............................................  $  0.0306
                                                                        ----------
                                                                        ----------

+Total Return includes deductions for management and other fund expenses;
 excludes deductions for sales loads and account fees.
#Disclosure required for fiscal years beginning after September 1, 1995.


    The Accompanying Notes are an Integral Part of the Financial Statements

MONEY MARKET PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
MONEY MARKET PORTFOLIO
FINANCIAL STATEMENTS
(IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

ASSETS
  Money Market Investments
   (cost $174,258)...............................  $ 174,258
  Cash...........................................        268
  Due from Sale of Fund Shares...................      1,785
  Interest Receivable............................         31
                                                   ----------
    Total Assets.................................    176,342
                                                   ----------
LIABILITIES
  Due to Investment Advisor......................         44
                                                   ----------
    Total Liabilities............................         44
                                                   ----------
NET ASSETS.......................................  $ 176,298
                                                   ----------
                                                   ----------
REPRESENTED BY:
  Aggregate Paid in Capital (300,000 shares
   authorized, $.01 par value; 176,314 shares
   outstanding)..................................  $ 176,298
                                                   ----------
  Net Assets for 176,314 Shares Outstanding......  $ 176,298
                                                   ----------
                                                   ----------
  Net Asset Value, Offering and Redemption Price
   per Share.....................................  $    1.00
                                                   ----------
                                                   ----------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME
  Income
    Interest.....................................  $   8,018
                                                   ----------
  Expenses
    Management Fees..............................        442
                                                   ----------
  Net Investment Income..........................      7,576
                                                   ----------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS.......................  $   7,576
                                                   ----------
                                                   ----------


    The Accompanying Notes are an Integral Part of the Financial Statements

MONEY MARKET PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
(IN THOUSANDS)

                                                                                                         FOR THE YEAR
                                                                                                      ENDED DECEMBER 31,
                                                                                                    ----------------------
                                                                                                       1996        1995
                                                                                                    ----------  ----------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income.........................................................................  $   7,576   $   6,333
                                                                                                    ----------  ----------
      Net Increase in Net Assets Resulting from Operations........................................      7,576       6,333
                                                                                                    ----------  ----------
  Distributions to Shareholders from:
    Net Investment Income.........................................................................     (7,576)     (6,333)
                                                                                                    ----------  ----------
      Net Decrease in Net Assets Resulting from Distributions to Shareholders.....................     (7,576)     (6,333)
                                                                                                    ----------  ----------
  Fund Share Transactions
    Proceeds from Sale of 122,068 and 74,140 Shares...............................................    122,068      74,140
    Proceeds from Shares Issued on Reinvestment of Distributions Paid
     (7,576 and 6,333 shares, respectively).......................................................      7,576       6,333
    Payments for 85,918 and 52,118 Shares Redeemed................................................    (85,918)    (52,118)
                                                                                                    ----------  ----------
      Net Increase in Net Assets Resulting from Fund Share Transactions
       (43,726 and 28,355 shares, respectively)...................................................     43,726      28,355
                                                                                                    ----------  ----------
  Total Increase in Net Assets....................................................................     43,726      28,355

NET ASSETS
  Beginning of Year...............................................................................    132,572     104,217
                                                                                                    ----------  ----------
  End of Year (includes no undistributed net investment income)                                     $ 176,298   $ 132,572
                                                                                                    ----------  ----------
                                                                                                    ----------  ----------


    The Accompanying Notes are an Integral Part of the Financial Statements

MONEY MARKET PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                 FOR THE YEARS
                                                                               ENDED DECEMBER 31,
                                                           ----------------------------------------------------------
                                                              1996        1995        1994        1993        1992
                                                           ----------  ----------  ----------  ----------  ----------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of Year.....................  $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
    Net Investment Income................................       0.05        0.06        0.05        0.03        0.03
    Less Distributions from Net Investment
     Income..............................................      (0.05)      (0.06)      (0.05)      (0.03)      (0.03)
                                                           ----------  ----------  ----------  ----------  ----------
  Net Asset Value, End of Year...........................  $    1.00   $    1.00        1.00        1.00        1.00
                                                           ----------  ----------  ----------  ----------  ----------
                                                           ----------  ----------  ----------  ----------  ----------
  Total Return+..........................................       5.29%       5.82%       4.06%       2.88%       3.49%
                                                           ----------  ----------  ----------  ----------  ----------
                                                           ----------  ----------  ----------  ----------  ----------
RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Year (in thousands).................  $ 176,298   $ 132,572   $ 104,217   $  12,657      14,091
                                                           ----------  ----------  ----------  ----------  ----------
                                                           ----------  ----------  ----------  ----------  ----------
  Ratio of Expenses to Average Net Assets................       0.30%       0.30%       0.30%       0.30%       0.30%
                                                           ----------  ----------  ----------  ----------  ----------
                                                           ----------  ----------  ----------  ----------  ----------
  Ratio of Net Investment Income to Average Net Assets...       5.13%       5.61%       4.64%       2.87%       3.40%
                                                           ----------  ----------  ----------  ----------  ----------
                                                           ----------  ----------  ----------  ----------  ----------

+ Total Return includes deductions for management expenses; excludes deductions for sales loads and account fees.


    The Accompanying Notes are an Integral Part of the Financial Statements

BALANCED PORTPOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
BALANCED PORTFOLIO
FINANCIAL STATEMENTS
(IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

ASSETS
  Common Stock (cost $767,743).................  $ 1,256,996
  Bonds (cost $690,469)........................      696,110
  Money Market Investments (cost $369,450).....      369,786
  Preferred Stock (cost $79)...................          209
                                                 ------------
                                                   2,323,101
  Cash.........................................           86
  Dividends and Interest Receivable............       12,204
  Due from Sale of Securities..................        1,820
  Due from Sale of Fund Shares.................          168
                                                 ------------
    Total Assets...............................    2,337,379
                                                 ------------
LIABILITIES
  Due on Purchase of Securities................        7,100
  Due on Redemption of Fund Shares.............        3,059
  Due to Investment Advisor....................          614
  Due on Futures Variation Margin..............          372
                                                 ------------
    Total Liabilities..........................       11,145
                                                 ------------
NET ASSETS.....................................  $ 2,326,234
                                                 ------------
REPRESENTED BY:
  Aggregate Paid in Capital
   (2,000,000 shares authorized, $.01 par
   value; 1,353,952 shares outstanding)........  $ 1,712,739
  Undistributed Net Investment Income..........       86,699
  Undistributed Accumulated Net Realized Gain
   on Investments..............................       31,435
  Net Unrealized Appreciation of:
    Investment Securities......................      495,360
    Index Futures Contracts....................            1
                                                 ------------
  Net Assets for 1,353,952 Shares Outstanding..  $ 2,326,234
                                                 ------------
                                                 ------------
  Net Asset Value, Offering and Redemption
   Price per Share.............................  $      1.72
                                                 ------------
                                                 ------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME
  Income
    Interest....................................  $  68,022
    Dividends (less foreign dividend tax of
     $152)......................................     25,205
                                                  ----------
      Total Income..............................     93,227
                                                  ----------
  Expenses
    Management Fees.............................      6,578
                                                  ----------
  Net Investment Income.........................     86,649
                                                  ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net Realized Gain on Investments:
    Investment Securities.......................     25,151
    Index Futures Contracts.....................      2,818
                                                  ----------
      Net Realized Gain on Investments for the
       Year.....................................     27,969
                                                  ----------
  Net Change In Unrealized Appreciation of:
    Investment Securities.......................    163,236
    Index Futures Contracts.....................      1,259
                                                  ----------
      Net Change in Unrealized Appreciation of
       Investments for the Year.................    164,495
                                                  ----------
  Net Gain on Investments.......................    192,464
                                                  ----------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS.....................................  $ 279,113
                                                  ----------
                                                  ----------


     The Accompanying Notes are an Integral Part of the Financial Statement

BALANCED PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
BALANCED PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
(IN THOUSANDS)

                                                                                                        FOR THE YEAR
                                                                                                     ENDED DECEMBER 31,
                                                                                                 --------------------------
                                                                                                     1996          1995
                                                                                                 ------------  ------------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income......................................................................  $    86,649   $    83,546
    Net Realized Gain on Investments...........................................................       27,969        41,518
    Net Change in Unrealized Appreciation of Investments for the Year..........................      164,495       318,046
                                                                                                 ------------  ------------
      Net Increase in Net Assets Resulting from Operations.....................................      279,113       443,110
                                                                                                 ------------  ------------
  Distributions to Shareholders from:
    Net Investment Income......................................................................      (83,501)      (53,160)
    Net Realized Gain on Investments...........................................................      (35,154)       (8,179)
                                                                                                 ------------  ------------
      Net Decrease in Net Assets Resulting from Distributions to Shareholders..................     (118,655)      (61,339)
  Fund Share Transactions
    Proceeds from Sale of 51,923 and 35,282 Shares.............................................       84,008        51,862
    Proceeds from Shares Issued on Reinvestment of Distributions Paid
     (77,149 and 44,352 shares, respectively)..................................................      118,655        61,339
    Payments for 73,638 and 96,890 Shares Redeemed.............................................     (120,176)     (138,810)
                                                                                                 ------------  ------------
    Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions
     (55,434 and (17,256) shares, respectively)................................................       82,487       (25,609)
                                                                                                 ------------  ------------
  Total Increase in Net Assets.................................................................      242,945       356,162
NET ASSETS
    Beginning of Year..........................................................................    2,083,289     1,727,127
                                                                                                 ------------  ------------
    End of Year (includes undistributed net investment income of $86,699 and $83,551
     respectively).............................................................................  $ 2,326,234   $ 2,083,289
                                                                                                 ------------  ------------
                                                                                                 ------------  ------------


    The Accompanying Notes are an Integral Part of the Financial Statements

BALANCED PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)

                                                                                            FOR THE YEARS
                                                                                          ENDED DECEMBER 31,
                                                                   ----------------------------------------------------------------
                                                                       1996          1995          1994         1993        1992
                                                                   ------------  ------------  ------------  ----------  ----------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of Year.............................  $      1.60   $      1.31   $      1.33   $    1.39   $    1.40
    Income from Investment Operations:
      Net Investment Income......................................         0.06          0.07          0.04        0.06        0.06
      Net Realized and Unrealized Gain(Loss) on Investments......         0.15          0.27         (0.05)       0.09        0.01
                                                                   ------------  ------------  ------------  ----------  ----------
        Total from Investment Operations.........................         0.21          0.34         (0.01)       0.15        0.07
                                                                   ------------  ------------  ------------  ----------  ----------
  Less Distributions:
    Distributions from Net Investment Income.....................        (0.06)        (0.04)        (0.00)      (0.07)      (0.06)
    Distributions from Realized Gains on Investments.............        (0.03)        (0.01)        (0.01)      (0.14)      (0.02)
                                                                   ------------  ------------  ------------  ----------  ----------
      Total Distributions........................................        (0.09)        (0.05)        (0.01)      (0.21)      (0.08)
                                                                   ------------  ------------  ------------  ----------  ----------
Net Asset Value, End of Year.....................................  $      1.72   $      1.60   $      1.31   $    1.33   $    1.39
                                                                   ------------  ------------  ------------  ----------  ----------
                                                                   ------------  ------------  ------------  ----------  ----------
Total Return+....................................................        13.45%        26.39%         0.16%       9.91%       5.61%
                                                                   ------------  ------------  ------------  ----------  ----------
                                                                   ------------  ------------  ------------  ----------  ----------
RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Year (in thousands).........................  $ 2,326,234   $ 2,083,289   $ 1,727,127   $  68,910   $  66,006
                                                                   ------------  ------------  ------------  ----------  ----------
                                                                   ------------  ------------  ------------  ----------  ----------
  Ratio of Expenses to Average Net Assets........................         0.30%         0.30%         0.30%       0.30%       0.30%
                                                                   ------------  ------------  ------------  ----------  ----------
                                                                   ------------  ------------  ------------  ----------  ----------
  Ratio of Net Investment Income to Average Net Assets...........         3.95%         4.40%         4.78%       4.24%       4.45%
                                                                   ------------  ------------  ------------  ----------  ----------
                                                                   ------------  ------------  ------------  ----------  ----------
  Portfolio Turnover Rate........................................        67.66%        37.28%        42.35%      70.91%      43.28%
                                                                   ------------  ------------  ------------  ----------  ----------
                                                                   ------------  ------------  ------------  ----------  ----------
  Average Commission Rate #......................................  $    0.0320
                                                                   ------------
                                                                   ------------

+Total Return includes deductions for management expenses; excludes deductions for sales loads and account fees.
#Disclosure required for fiscal years beginning after September 1, 1995.


    The Accompanying Notes are an Integral Part of the Financial Statements

SELECT BOND PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
SELECT BOND PORTFOLIO
FINANCIAL STATEMENTS
(IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

ASSETS
  Bonds (cost $187,645)..........................  $ 189,388
  Money Market Investments (cost $22,375)........     22,416
                                                   ----------
                                                     211,804
  Cash...........................................         67
  Interest Receivable............................      2,816
  Due from Sale of Fund Shares...................         32
                                                   ----------
    Total Assets.................................    214,719
                                                   ----------
LIABILITIES
  Due on Redemption of Fund Shares...............        329
  Due to Investment Advisor......................         57
                                                   ----------
    Total Liabilities............................        386
                                                   ----------
NET ASSETS.......................................  $ 214,333
                                                   ----------
                                                   ----------
REPRESENTED BY:
  Aggregate Paid in Capital
   (400,000 shares authorized, $.01 par value;
   175,166 shares outstanding)...................  $ 200,018
  Undistributed Net Investment Income............     13,300
  Undistributed Accumulated Net Realized Loss on
   Investments...................................       (769)
  Net Unrealized Appreciation of Investments.....      1,784
                                                   ----------
  Net Assets for 175,166 Shares Outstanding......  $ 214,333
                                                   ----------
                                                   ----------
  Net Asset Value, Offering and Redemption Price
   per Share.....................................  $    1.22
                                                   ----------
                                                   ----------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME
  Income
    Interest.....................................  $  13,903
                                                   ----------
  Expenses
    Management Fees..............................        615
                                                   ----------
  Net Investment Income..........................     13,288
                                                   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net Realized Gain on Investments...............        569
  Net Unrealized Depreciation of Investments for
   the Period....................................     (6,987)
                                                   ----------
  Net Loss on Investments........................     (6,418)
                                                   ----------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS......................................  $   6,870
                                                   ----------
                                                   ----------


    The Accompanying Notes are an Integral Part of the Financial Statements

SELECT BOND PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
SELECT BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
(IN THOUSANDS)

                                                                                                         FOR THE YEAR
                                                                                                      ENDED DECEMBER 31,
                                                                                                    ----------------------
                                                                                                       1996        1995
                                                                                                    ----------  ----------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income.........................................................................  $  13,288   $  11,680
    Net Realized Gain on Investments..............................................................        569       1,666
    Net Change in Unrealized Appreciation (Depreciation) of Investments for the Year..............     (6,987)     17,183
                                                                                                    ----------  ----------
      Net Increase in Net Assets Resulting from Operations........................................      6,870      30,529
                                                                                                    ----------  ----------
  Distributions to Shareholders from:
    Net Investment Income.........................................................................     (7,025)     (4,709)
    Net Realized Gain on Investments..............................................................     --          --
                                                                                                    ----------  ----------
      Net Decrease in Net Assets Resulting from Distributions to Shareholders.....................     (7,025)     (4,709)
                                                                                                    ----------  ----------
  Fund Share Transactions
    Proceeds from Sale of 23,808 and 20,151 Shares................................................     28,507      23,377
    Proceeds from Shares Issued on Reinvestment of Distributions Paid (6,130 and 4,071 shares,
     respectively)................................................................................      7,025       4,709
    Payments for 16,109 and 12,511 Shares Redeemed................................................    (19,186)    (14,272)
                                                                                                    ----------  ----------
    Net Increase in Net Assets Resulting from Fund Share Transactions (13,829 and 11,711 shares,
     respectively)................................................................................     16,346      13,814
                                                                                                    ----------  ----------
  Total Increase in Net Assets....................................................................     16,191      39,634
NET ASSETS
  Beginning of Year...............................................................................    198,142     158,508
                                                                                                    ----------  ----------
  End of Year (includes undistributed net investment income of $13,300 and $7,037 respectively)...  $ 214,333   $ 198,142
                                                                                                    ----------  ----------
                                                                                                    ----------  ----------


    The Accompanying Notes are an Integral Part of the Financial Statements

SELECT BOND PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
SELECT BOND PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)

                                                                                   FOR THE YEARS
                                                                                 ENDED DECEMBER 31,
                                                             ----------------------------------------------------------
                                                                1996        1995        1994        1993        1992
                                                             ----------  ----------  ----------  ----------  ----------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of Year.......................  $    1.23   $    1.06   $    1.15   $    1.14   $    1.18
    Income from Investment Operations:
      Net Investment Income................................       0.07        0.07        0.06        0.08        0.09
      Net Realized and Unrealized Gain (Loss) on
       Investments.........................................      (0.04)       0.13       (0.09)       0.05       --
                                                             ----------  ----------  ----------  ----------  ----------
        Total from Investment Operations...................       0.03        0.20       (0.03)       0.13        0.09
                                                             ----------  ----------  ----------  ----------  ----------
    Less Distributions:
      Dividends from Net Investment Income.................      (0.04)      (0.03)      (0.06)      (0.08)      (0.09)
      Distributions from Realized Gains on Investments.....     --          --          --           (0.04)      (0.04)
                                                             ----------  ----------  ----------  ----------  ----------
        Total Distributions................................      (0.04)      (0.03)      (0.06)      (0.12)      (0.13)
                                                             ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Year...............................  $    1.22   $    1.23   $    1.06   $    1.15   $    1.14
                                                             ----------  ----------  ----------  ----------  ----------
                                                             ----------  ----------  ----------  ----------  ----------
Total Return+..............................................       3.31%      19.10%      (2.28%)     10.81%       7.74%
                                                             ----------  ----------  ----------  ----------  ----------
                                                             ----------  ----------  ----------  ----------  ----------

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year (in thousands).....................  $ 214,333   $ 198,142   $ 158,508   $  17,485   $  15,851
                                                             ----------  ----------  ----------  ----------  ----------
                                                             ----------  ----------  ----------  ----------  ----------
Ratio of Expenses to Average Net Assets....................       0.30%       0.30%       0.30%       0.30%       0.30%
                                                             ----------  ----------  ----------  ----------  ----------
                                                             ----------  ----------  ----------  ----------  ----------
Ratio of Net Investment Income to Average Net Assets.......       6.48%       6.61%       7.02%       6.40%       7.52%
                                                             ----------  ----------  ----------  ----------  ----------
                                                             ----------  ----------  ----------  ----------  ----------
Portfolio Turnover Rate....................................     195.98%      69.06%     108.00%      67.69%      63.29%
                                                             ----------  ----------  ----------  ----------  ----------
                                                             ----------  ----------  ----------  ----------  ----------

+Total Return includes deductions for management expenses; excludes deductions for sales loads and account fees.


    The Accompanying Notes are an Integral Part of the Financial Statements

HIGH YIELD BOND PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
HIGH YIELD BOND PORTFOLIO
FINANCIAL STATEMENTS
(IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

ASSETS
  Bonds (cost $79,187)............................  $  81,753
  Money Market Investments (cost $6,097)..........      6,097
  Preferred Stock (cost $4,499)...................      4,830
  Common Stock (cost $1,139)......................      1,271
                                                    ----------
                                                       93,951
  Cash............................................         50
  Dividends and Interest Receivable...............      1,419
  Due from Sale of Fund Shares....................        100
                                                    ----------
    Total Assets..................................     95,520
                                                    ----------
LIABILITIES
  Due on Purchase of Securities...................      1,570
  Due to Investment Advisor.......................         44
  Accrued Expenses................................         28
                                                    ----------
    Total Liabilities.............................      1,642
                                                    ----------
NET ASSETS........................................  $  93,878
                                                    ----------
                                                    ----------
REPRESENTED BY:
  Aggregate Paid in Capital (400,000 shares
   authorized, $.01 par value; 85,421 shares
   outstanding)...................................  $  89,726
  Overdistributed Net Investment Income...........       (297)
  Undistributed Accumulated Net Realized Gain on
   Investments....................................      1,420
  Net Unrealized Appreciation of Investments......      3,029
                                                    ----------
  Net Assets for 85,421 Shares Outstanding........  $  93,878
                                                    ----------
                                                    ----------
  Net Asset Value, Offering and Redemption Price
   per Share......................................  $    1.10
                                                    ----------
                                                    ----------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME
  Income
    Interest.....................................  $   7,134
    Dividends....................................        111
    Other Income.................................         55
                                                   ----------
      Total Income...............................      7,300
                                                   ----------
  Expenses
    Management Fees..............................        409
    Other Expenses...............................         24
    Custodian Fees...............................         12
                                                   ----------
      Total Expenses.............................        445
                                                   ----------
        Less Custodian Fees:.....................
           Paid by Affiliate.....................         (4)
           Paid Indirectly.......................         (8)
                                                   ----------
      Total Net Expenses.........................        433
                                                   ----------
  Net Investment Income..........................      6,867
                                                   ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net Realized Gain on Investments...............      3,638
  Net Change in Unrealized Appreciation of
   Investments for the Year......................      2,795
                                                   ----------
  Net Gain on Investments........................      6,433
                                                   ----------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS......................................  $  13,300
                                                   ----------
                                                   ----------


    The Accompanying Notes are an Integral Part of the Financial Statements

HIGH YIELD BOND PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
HIGH YIELD BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
(IN THOUSANDS)

                                                                                                            FOR THE YEAR
                                                                                                         ENDED DECEMBER 31,
                                                                                                       ----------------------
                                                                                                          1996        1995
                                                                                                       ----------  ----------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income............................................................................  $   6,867   $   4,548
    Net Realized Gain on Investments.................................................................      3,638         970
    Net Change in Unrealized Appreciation of Investments for the Year................................      2,795       1,206
                                                                                                       ----------  ----------
      Net Increase in Net Assets Resulting from Operations...........................................     13,300       6,724
                                                                                                       ----------  ----------
  Distributions to Shareholders from:
    Net Investment Income............................................................................     (7,126)     (4,604)
    Net Realized Gain on Investments.................................................................     (2,541)       (465)
                                                                                                       ----------  ----------
      Net Decrease in Net Assets Resulting from Distributions to Shareholders........................     (9,667)     (5,069)
                                                                                                       ----------  ----------
  Fund Share Transactions
    Proceeds from Sale of 23,742 and 14,751 Shares...................................................     26,454      15,535
    Proceeds from Shares Issued on Reinvestment of Distributions Paid (8,840 and 4,919 shares,
     respectively)...................................................................................      9,667       5,069
    Payments for 1,697 and 1,724 Shares Redeemed.....................................................     (1,850)     (1,822)
                                                                                                       ----------  ----------
    Net Increase in Net Assets Resulting from Fund Share Transactions (30,885 and 17,946 shares,
     respectively)...................................................................................     34,271      18,782
                                                                                                       ----------  ----------
  Total Increase in Net Assets.......................................................................     37,904      20,437
NET ASSETS
  Beginning of Year..................................................................................     55,974      35,537
                                                                                                       ----------  ----------
  End of Year (includes (over)distributed net investment income of $(297) and ($38), respectively)...  $  93,878   $  55,974
                                                                                                       ----------  ----------
                                                                                                       ----------  ----------


    The Accompanying Notes are an Integral Part of the Financial Statements

HIGH YIELD BOND PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
HIGH YIELD BOND PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)

                                                                                                             FOR THE PERIOD
                                                                                          FOR THE YEAR        MAY 3, 1994*
                                                                                       ENDED DECEMBER 31,       THROUGH
                                                                                     ----------------------   DECEMBER 31,
                                                                                        1996        1995          1994
                                                                                     ----------  ----------  --------------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of Year...............................................  $    1.03   $    0.97     $    1.00
    Income from Investment Operations:
      Net Investment Income........................................................       0.09        0.10          0.06
      Net Realized and Unrealized Gain (Loss) on Investments.......................       0.10        0.07         (0.03)
                                                                                     ----------  ----------  --------------
        Total from Investment Operations...........................................       0.19        0.17          0.03
                                                                                     ----------  ----------  --------------
    Less Distributions:
      Distributions from Net Investment Income.....................................      (0.09)      (0.10)        (0.06)
      Distributions from Realized Gains on Investments.............................      (0.03)      (0.01)       --
                                                                                     ----------  ----------  --------------
        Total Distributions........................................................      (0.12)      (0.11)        (0.06)
                                                                                     ----------  ----------  --------------
Net Asset Value, End of Year.......................................................  $    1.10   $    1.03   $      0.97
                                                                                     ----------  ----------  --------------
                                                                                     ----------  ----------  --------------
Total Return+......................................................................      19.77%      16.78%         3.02%++
                                                                                     ----------  ----------  --------------
                                                                                     ----------  ----------  --------------

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year (in thousands).............................................  $  93,878   $  55,974   $    35,537
                                                                                     ----------  ----------  --------------
                                                                                     ----------  ----------  --------------
Ratio of Expenses to Average Net Assets............................................       0.60%       0.65%        0.73%**
                                                                                     ----------  ----------  --------------
                                                                                     ----------  ----------  --------------
Ratio of Net Investment Income to Average Net Assets...............................       9.54%       9.90%        9.40%**
                                                                                     ----------  ----------  --------------
                                                                                     ----------  ----------  --------------
Portfolio Turnover Rate............................................................     143.92%     116.57%       119.48%
                                                                                     ----------  ----------  --------------
                                                                                     ----------  ----------  --------------

 *Commencement of Operations.
**Computed on an annualized basis.
 +Total Return includes deductions for management and other fund expenses;
  excludes deductions for sales loads and account fees.
++Reflects total return for the period; not annualized.


    The Accompanying Notes are an Integral Part of the Financial Statements

NOTES TO FINANCIAL STATEMENTS

NORTHWESTERN MUTUAL SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1996

NOTE 1 -- Northwestern Mutual Series Fund, Inc. (the "Series Fund"), is registered as a diversified open-end investment company under the Investment Company Act of 1940. The Series Fund consists of the Growth Stock Portfolio, Aggressive Growth Stock Portfolio, International Equity Portfolio, Growth and Income Stock Portfolio, Index 500 Stock Portfolio, Money Market Portfolio, Balanced Portfolio, Select Bond Portfolio and the High Yield Bond Portfolio (the "Portfolios"). Shares are presently offered only to The Northwestern Mutual Life Insurance Company ("Northwestern Mutual Life") and its segregated asset accounts.

NOTE 2 -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Principal accounting policies are summarized below.

NOTE 3 -- Bonds are valued on the basis of prices furnished by a service which determines prices for normal institutional size trading units of bonds, without regard to exchange or over-the-counter prices. When quotations are not readily available, bonds are valued at fair market value determined by procedures approved by the Board of Directors. Stocks listed on a national or foreign stock exchange are valued at the final sale price, or final bid price in absence of a sale. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. Money market investments, other than in the Money Market Portfolio, with maturities exceeding sixty days but generally not exceeding one year are valued by marking to market on the basis of an average of the most recent bid prices or yields. Money market investments with maturities of sixty days or less and all securities in the Money Market Portfolio are valued on an amortized cost basis or, if the current market value differs substantially from the amortized cost, by marking to market.

NOTE 4 -- Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated in U.S. dollar amounts on the respective dates of such transactions. When the International Equity Portfolio purchases or sells a foreign security it may enter into a foreign exchange currency contract to minimize market risk from the trade date to the settlement date of such transaction. Such foreign exchange currency contracts are marked to market daily.

The International Equity Portfolio does not separately report the results of operations due to changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and settlement date on security transactions, the differences between the amounts of dividends and foreign withholding taxes recorded on the portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid.

NOTE 5 -- The Growth Stock, Index 500 Stock and Balanced Portfolios invest in futures contracts as an alternative to investing in individual securities. The Growth Stock, Index 500 Stock and Balanced Portfolios could be exposed to market risk due to changes in the value of the underlying securities or due to an illiquid secondary market. Futures contracts are marked to market daily based upon quoted settlement prices. The Portfolios receive from or pay to brokers an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the "variation margin," are recorded by the Portfolios as unrealized gains or losses. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

NOTES TO FINANCIAL STATEMENTS

NORTHWESTERN MUTUAL SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1996

NOTE 6 -- Interest income and discounts earned are recorded daily on the accrual basis and dividend income is recorded on the ex-dividend date or as soon as information from foreign issuers is available. Where applicable, dividends are recorded net of foreign dividend tax. Discounts and premiums on securities purchased are amortized over the life of the respective securities when required for federal income tax purposes using the effective interest method. Securities transactions are accounted for on trade date. The basis for determining cost on sale of securities is identified cost. For the year ended December 31, 1996, transactions in securities other than money market investments were:

                                                                                          U.S. GOVT     TOTAL SECURITY
                                                                      TOTAL SECURITY      SECURITY          SALES/
PORTFOLIOS                                                               PURCHASES        PURCHASES       MATURITIES
--------------------------------------------------------------------  ---------------  ---------------  ---------------
Growth Stock........................................................  $    92,432,695  $     --         $    43,240,855
Aggressive Growth Stock.............................................      473,091,115        --             329,288,685
International Equity................................................      144,514,367        3,350,368       64,158,289
Growth and Income Stock.............................................      232,277,491        --             167,347,713
Index 500 Stock.....................................................      149,838,996        --              19,284,417
Balanced............................................................    1,272,977,928    1,011,352,177    1,249,018,098
Select Bond.........................................................      386,838,980      333,888,847      345,500,480
High Yield Bond.....................................................      125,005,893        --              98,272,325

                                                                        U.S. GOVT
                                                                        SECURITY
                                                                         SALES/
PORTFOLIOS                                                             MATURITIES
--------------------------------------------------------------------  -------------
Growth Stock........................................................  $    --
Aggressive Growth Stock.............................................       --
International Equity................................................      3,450,000
Growth and Income Stock.............................................       --
Index 500 Stock.....................................................       --
Balanced............................................................    939,723,809
Select Bond.........................................................    286,152,657
High Yield Bond.....................................................       --

--------------------------------------------------------------------------------

NOTE 7 -- The Series Fund and its Portfolios are parties to annually renewable contracts pursuant to which each Portfolio pays a charge for investment management and administrative services. Each Portfolio pays a monthly fee for these investment advisory services at an annual rate based on the average daily net asset values of each Portfolio. For the Index 500 Stock Portfolio the rate is .20%, and for the Select Bond, Money Market and Balanced Portfolios the rate is .30%. For the other Portfolios the rate for the investment advisory fee is graded by the asset size of the Portfolio according to the following schedule:

                                    FIRST $50    NEXT $50
PORTFOLIOS                           MILLION      MILLION       EXCESS
---------------------------------  -----------  -----------  -------------
Growth Stock.....................         .60%         .50%          .40%
Aggressive Growth Stock..........         .80%         .65%          .50%
International Equity.............         .85%         .65%          .65%
Growth and Income Stock..........         .70%         .60%          .55%
High Yield Bond..................         .60%         .50%          .40%

These amounts are paid to Northwestern Mutual Investment Services, Inc. ("NMIS") a wholly-owned subsidiary of Northwestern Mutual Life, which is the manager and investment adviser of the Fund. Northwestern Mutual Life is also a party to the agreement. Other costs for each Portfolio are paid either by the Portfolios, Northwestern Mutual Life, or NMIS depending upon the applicable agreement in place.

Certain portfolios pay a portion of their custodian fees indirectly through expense offset arrangements. Custodian fees are reduced for Portfolios that maintain compensating balances in non-interest bearing accounts. The portfolios could have invested the assets used to pay for the custodian fees, had the assets not been used in the expense offset arrangements. As of December 31, 1996, the amounts paid through expense offset arrangements are $6,935 in the Index 500 Portfolio, $2,738 in the Growth Stock Portfolio, $4,443 in the Growth and Income Stock Portfolio, $20,886 in the Aggressive Growth Stock Portfolio and $7,697 in the High Yield Bond Portfolio.

J.P. Morgan Investment Management, Inc. ("J.P. Morgan") and Templeton Investment Counsel, Inc. ("Templeton Counsel") have been retained under an investment sub-advisory agreement to provide investment advice and, in general, to conduct the management investment program of the Growth and Income Stock Portfolio and the International Equity Portfolio, respectively. Of the advisory fees received by NMIS from the Growth and Income Stock Portfolio, .45% on the first $100 million of the Portfolio's net assets, .40% on the next $100 million, .35% on the next $200 million and .30% on the net assets in excess of $400 million will be paid by NMIS to J.P. Morgan. Of the advisory fees received by NMIS from the International Equity Portfolio, .50% on the first $100 million of the Portfolio's net assets and .40% on net assets in excess of $100 million will be paid by NMIS to Templeton Counsel.

NOTES TO FINANCIAL STATEMENTS

NORTHWESTERN MUTUAL SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1996

Note 8 -- The Series Fund has elected to be taxed as a regulated investment company meeting certain requirements under the Internal Revenue Code. Since it expects to distribute all net investment income and net realized capital gains, the Series Fund anticipates incurring no federal income taxes. A net realized capital loss of $768,562 in the Select Bond Portfolio carried forward from 1995 and is available to offset future net realized capital gains. The amount expires in 2002. A capital loss carryforward of $569,291 was utilized in the Select Bond Portfolio during the year ended December 31, 1996. As of December 31, 1996, the federal income tax basis of investments is the same as the cost basis in the financial statements except for the International Equity Portfolio. The federal income tax basis of investments was $416,950,675 for the International Equity Portfolio. The net unrealized appreciation (depreciation) and the gross unrealized appreciation (depreciation) for federal income tax purposes are shown below:

                                                                                           (IN THOUSANDS)
                                                                                      AGGRESSIVE                 GROWTH AND
                                                                           GROWTH       GROWTH     INTERNATIONAL   INCOME
                                                                            STOCK        STOCK        EQUITY        STOCK
                                                                          PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                                         -----------  -----------  ------------  -----------
Gross unrealized appreciation..........................................   $  30,964    $ 250,980    $  106,810    $  28,789
Gross unrealized depreciation..........................................      (1,125)     (12,320)      (20,079)      (4,464)
                                                                         -----------  -----------  ------------  -----------
Net unrealized appreciation............................................   $  29,839    $ 238,660    $   86,731    $  24,325
                                                                         -----------  -----------  ------------  -----------
                                                                         -----------  -----------  ------------  -----------


                                                                          INDEX 500                              HIGH YIELD
                                                                            STOCK      BALANCED    SELECT BOND      BOND
                                                                          PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                                         -----------  -----------  ------------  -----------
Gross unrealized appreciation..........................................   $ 228,673    $ 523,565    $    3,130    $   4,431
Gross unrealized depreciation..........................................      (8,963)     (28,205)       (1,346)      (1,402)
                                                                         -----------  -----------  ------------  -----------
Net unrealized appreciation............................................   $ 219,710    $ 495,360    $    1,784    $   3,029
                                                                         -----------  -----------  ------------  -----------
                                                                         -----------  -----------  ------------  -----------

--------------------------------------------------------------------------------

Taxable distributions from net investment income and realized capital gains in the Portfolios differ from book amounts earned during the period due to differences in the timing of capital recognition and due to the reclassification of certain gains or losses from capital to income.

For Federal income tax purposes, net unrealized appreciation of $157,175, $729,050 and $900 on open futures contracts for the Growth Stock, Index 500 Stock and Balanced Portfolios, respectively, is required to be treated as realized gains.

Note 9 -- Dividends from net investment income and net realized capital gains are declared each year for the Index 500 Stock, Growth Stock, Growth and Income Stock, Aggressive Growth Stock, International Equity, Select Bond, High Yield Bond and Balanced Portfolios and each business day for the Money Market Portfolio. Dividend distributions are described below.

A dividend was declared on May 6, 1996, payable to shareholders of record on May 6, 1996. Dividends paid from 1995 net investment income and 1995 net capital gains were as follows:

                                           NET
                                        INVESTMENT   NET CAPITAL
PORTFOLIOS                                INCOME        GAINS
-------------------------------------  ------------  ------------
Growth Stock.........................  $     10,843  $    621,491
Aggressive Growth Stock..............       571,524    24,985,733
International Equity.................     8,311,009    11,652,962
Growth and Income Stock..............        17,236     3,387,875
Index 500 Stock......................     6,191,044     9,631,529
Balanced.............................    83,501,280    35,153,584
Select Bond..........................     7,024,686       --
High Yield Bond......................        73,082       322,834

A dividend was declared on December 27, 1996, payable to shareholders of record on December 27, 1996. Dividends paid from 1996 net investment income and 1996 net capital gains were as follows:

                                  NET INVESTMENT     NET CAPITAL
PORTFOLIOS                            INCOME            GAINS
--------------------------------  ---------------  ---------------
Growth Stock....................        1,738,492        4,409,792
Growth and Income Stock.........        2,628,599       15,003,715
High Yield Bond.................        7,052,505        2,218,336

Note 10 -- NML voluntarily reimburses the International Equity Portfolio for the benefit NML receives from foreign dividend taxes charged against the Portfolio. The amount reimbursed represents approximately 65% of the foreign dividend tax withheld from the Portfolio. Reimbursements are recorded when foreign dividend taxes are accrued. This voluntary reimbursement began April 1, 1996 and totals $921,388 as of December 31, 1996.

GROWTH STOCK PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996

                                                     MARKET
                                                      VALUE
COMMON STOCK (88.9%)                     SHARES      (000'S)
--------------------------------------------------------------
AEROSPACE (4.4%)
Boeing Company                             24,200  $    2,574
General Motors Class H                     30,000       1,687
Gulfstream Aerospace                       75,000       1,819
Raytheon Company                           28,000       1,347
                                                   -----------
    TOTAL                                               7,427
                                                   -----------
AIRLINES (2.0%)
*AMR Corporation                           16,000       1,410
*Midwest Express Holdings, Inc.            54,000       1,944
                                                   -----------
    TOTAL                                               3,354
                                                   -----------
AUTO & TRUCKS (2.7%)
Chrysler Corporation                       21,600         713
Ford Motor Company                         48,000       1,530
Harley Davidson, Inc.                      48,200       2,265
                                                   -----------
    TOTAL                                               4,508
                                                   -----------
AUTO RELATED (1.8%)
Borg Warner Automotive                     51,400       1,979
Echlin Inc.                                34,300       1,085
                                                   -----------
    TOTAL                                               3,064
                                                   -----------
BANKS (5.3%)
BankAmerica Corporation                    23,500       2,344
Chase Manhattan Corporation                29,940       2,672
Citicorp                                   18,600       1,916
First Union Corporation                    27,500       2,035
                                                   -----------
    TOTAL                                               8,967
                                                   -----------
BEVERAGES (0.7%)
Pepsico Inc.                               40,000       1,170
                                                   -----------
CHEMICALS (2.1%)
E.I. du Pont de Nemours & Co.              10,150         958
PPG Industries Inc.                        23,900       1,341
Union Carbide Corporation                  30,000       1,226
                                                   -----------
    TOTAL                                               3,525
                                                   -----------
CHEMICALS-SPECIALITY (1.5%)
Avery Dennison Corp.                       44,200       1,563
Ecolab, Inc.                               26,000         978
                                                   -----------
    TOTAL                                               2,541
                                                   -----------
COMPUTER RELATED (4.1%)
*Cisco Systems Incorporated                22,800       1,451
Hewlett-Packard Company                    36,800       1,849
International Business Machines            20,600       3,111
3COM Corporation                            7,100         521
                                                   -----------
    TOTAL                                               6,932
                                                   -----------
COMPUTER SOFTWARE (5.2%)
*DST Systems, Inc.                         54,400       1,707
Electronic Data Systems Corporation        27,300       1,181
First Data Corporation                     41,600       1,518
Fiserv                                     67,100       2,466
*Microsoft Corporation                     24,200       2,000
                                                   -----------
    TOTAL                                               8,872
                                                   -----------
CONTAINERS (0.9%)
Tupperware                                 30,000       1,609
                                                   -----------
DIVERSIFIED (2.3%)
Allied Signal Inc.                         40,200       2,693
Dial Corp.                                 78,000       1,151
                                                   -----------
    TOTAL                                               3,844
                                                   -----------
DRUGS (4.0%)
Eli Lilly & Company                        28,700       2,095
Merck & Co., Inc.                          33,300       2,639
Pfizer Inc.                                25,100       2,080
                                                   -----------
    TOTAL                                               6,814
                                                   -----------
ELECTRICAL EQUIPMENT (4.3%)
Emerson Electric Co.                       25,800       2,496
General Electric Company                   31,900       3,154
W.W. Grainger, Inc.                        20,200       1,621
                                                   -----------
    TOTAL                                               7,271
                                                   -----------
FINANCIAL SERVICES (2.9%)
Associates First Capital Corporation       45,000       1,986
Dean Witter, Discover & Co.                 8,000         530
Franklin Resources                         19,600       1,340
Merrill Lynch & Co.                        14,000       1,141
                                                   -----------
    TOTAL                                               4,997
                                                   -----------
FOOD SERVICE/LODGING (1.7%)
McDonald's Corporation                     34,400       1,557
Promus Hotels                              45,000       1,333
                                                   -----------
    TOTAL                                               2,890
                                                   -----------
FOODS (3.1%)
CPC International Corp.                    21,900       1,697
Campbell Soup Company                      21,000       1,685
General Mills, Inc.                        28,800       1,825
                                                   -----------
    TOTAL                                               5,207
                                                   -----------
HOSPITAL SUPPLIES (1.4%)
Guidant Corp.                               4,600         262
Johnson & Johnson                          43,500       2,164
                                                   -----------
    TOTAL                                               2,426
                                                   -----------
HOUSEHOLD PRODUCTS (2.4%)
First Brands Corporation                   71,200       2,020
Newell Co.                                 64,400       2,029
                                                   -----------
    TOTAL                                               4,049
                                                   -----------
INSURANCE (2.1%)
CIGNA Corporation                          11,300       1,544
Everest Reinsurance Holdings Inc.          68,200       1,961
                                                   -----------
    TOTAL                                               3,505
                                                   -----------

GROWTH STOCK PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996

                                                     MARKET
                                                      VALUE
COMMON STOCK (88.9%)                     SHARES      (000'S)
--------------------------------------------------------------
LEISURE RELATED (2.0%)
Walt Disney Company                        22,600  $    1,574
Mattel, Inc.                               63,281       1,756
                                                   -----------
    TOTAL                                               3,330
                                                   -----------
MEDICAL SERVICES (2.2%)
Columbia/HCA Healthcare Corp.              26,850       1,094
United Healthcare Corp.                    59,000       2,655
                                                   -----------
    TOTAL                                               3,749
                                                   -----------
MACHINERY (1.1%)
Deere & Company                            39,700       1,613
Ingersoll-Rand Company                      7,400         329
                                                   -----------
    TOTAL                                               1,942
                                                   -----------
METALS & MINING (1.0%)
AK Steel Holding Corporation               41,000       1,625
                                                   -----------
NATURAL GAS (1.2%)
Sonat Inc.                                 39,900       2,055
                                                   -----------
OIL & GAS-DOMESTIC (1.6%)
Ashland, Inc.                               9,100         399
Tosco Corporation                           5,000         396
Unocal Corp.                               48,600       1,974
                                                   -----------
    TOTAL                                               2,769
                                                   -----------
OIL & GAS-INTERNATIONAL (5.5%)
Amoco Company                              28,300       2,278
British Petroleum Co. Ltd.                 16,600       2,347
Exxon Corporation                          13,200       1,294
Mobil Corporation                          15,000       1,834
Texaco Inc.                                17,000       1,668
                                                   -----------
    TOTAL                                               9,421
                                                   -----------
PRINTING & PUBLISHING (2.5%)
McGraw-Hill Companies Inc.                 26,200       1,208
*Scholastic Corp.                          30,300       2,038
Tribune Company                            13,800       1,088
                                                   -----------
    TOTAL                                               4,334
                                                   -----------
RAILROADS (2.3%)
Burlington Northern Santa Fe Co.           15,000       1,296
Canadian National Railway Co.              70,500       2,679
                                                   -----------
    TOTAL                                               3,975
                                                   -----------
RETAIL-FOOD (0.8%)
Albertson's, Inc.                          36,700       1,307
RETAIL-GENERAL (5.1%)
*Federated Department Stores, Inc.         39,500       1,348
Home Depot, Inc.                           27,200       1,363
*Kohls Department Stores                   49,500       1,943
J.C. Penney Company, Inc.                  13,100         639
OfficeMax, Inc.                            60,400         642
Walgreen Company                           47,300       1,892
Wal-Mart Stores, Inc.                      42,400         970
                                                   -----------
    TOTAL                                               8,797
                                                   -----------

SEMICONDUCTORS (2.7%)
Atmel Corp.                                52,100       1,726
Intel Corp.                                22,300       2,920
                                                   -----------
    TOTAL                                               4,646
                                                   -----------
SOAPS & TOILETRIES (2.3%)
Gillette Company                           19,500       1,516
Procter & Gamble Company                   22,900       2,462
                                                   -----------
    TOTAL                                               3,978
                                                   -----------
TELECOMMUNICATIONS-EQUIPMENT (0.2%)
Lucent Technologies, Inc.                   5,671         262
                                                   -----------
TELECOMMUNICATIONS-LONG DISTANCE (1.8%)
MCI Communications Corporation             34,200       1,118
*WorldCom Inc.                             73,200       1,908
                                                   -----------
    TOTAL                                 107,400       3,026
                                                   -----------
TOBACCO (0.9%)
Philip Morris Companies                    14,200       1,599
                                                   -----------
UTILITY-TELEPHONE (0.8%)
GTE Corporation                            29,600       1,347
                                                   -----------
    TOTAL COMMON STOCK                                151,134
                                                   -----------

                                                     MARKET
                                                      VALUE
MONEY MARKET INVESTMENTS (11.1%)          PAR        (000'S)
--------------------------------------------------------------
AEROSPACE (1.7%)
+Raytheon Company, 5.36%, 1/17/97      $3,000,000  $    2,993
                                                   -----------
CMO & LOAN BACKED CERTIFICATES (2.9%)
+Federal National Mortgage Assoc.,
 5.5%, 1/30/97                          5,000,000       4,978
                                                   -----------
FEDERAL GOVERNMENT & AGENCIES (0.3%)
+U.S. Treasury, 4.98%, 5/1/97             500,000         491
                                                   -----------
FINANCIAL SERVICES (1.8%)
+IBM Credit Corporation, 5.5%, 1/23/97  3,000,000       2,990
                                                   -----------
PRINTING & PUBLISHING (1.8%)
+Gannet Company Inc., 5.35%, 1/8/9      3,000,000       2,997
                                                   -----------
TOBACCO (2.6%)
Philip Morris Companies, 6.5%, 1/2/97   4,500,000       4,499
                                                   -----------
    TOTAL MONEY MARKET
      INVESTMENTS                                      18,948
                                                   -----------
    TOTAL GROWTH STOCK PORTFOLIO                   $  170,082
                                                   -----------

*Non-Income Producing

+Partially held by the custodian in a segregated account as collateral for open futures positions. Information regarding open futures contracts as of December 31, 1996 is summarized below:

                      NUMBER OF    EXPIRATION   APPRECIATION
ISSUER                CONTRACTS       DATE         (000'S)
--------------------  ----------  ------------  -------------
S&P 500 STOCK INDEX       20       MARCH 1997        157


    The Accompanying Notes are an Integral Part of the Financial Statements

AGGRESSIVE GROWTH STOCK PORTFOLIO

NORHTWESTERN MUTUAL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996

                                                     MARKET
                                                      VALUE
COMMON STOCK (90.8%)                    SHARES       (000'S)
--------------------------------------------------------------
AIRLINES (2.1%)
Atlas Air, Inc.                           170,800  $    8,156
Eagle USA Airfreight, Inc.                390,200      10,243
                                                   -----------
    TOTAL                                              18,399
                                                   -----------
APPAREL / TEXTILES (0.1%)
Oakley, Inc.                               85,000         924
                                                   -----------
AUTO PARTS MANUFACTURERS (1.9%)
Dura Automotive Systems, Inc.             105,600       2,376
*O'Reilly Automotive, Inc.                189,900       6,077
*Tower Automotive, Inc.                   252,300       7,884
                                                   -----------
    TOTAL                                              16,337
                                                   -----------
BANKS (0.6%)
*Texas Regional Bankshares Inc.           150,000       5,100
                                                   -----------
BEVERAGES (1.1%)
*Robert Mondavi Corporation               272,100       9,932
                                                   -----------
BUILDING SUPPLIES (1.0%)
*NCI Building Systems                     258,200       8,908
                                                   -----------
CHEMICALS (0.8%)
A. Schulman Inc.                          274,950       6,736
                                                   -----------
CHEMICALS - SPECIALITY (0.8%)
Cambrex Corporation                       215,200       7,048
                                                   -----------
COMPUTER SERVICES (2.3%)
*Ecsoft                                    61,300         589
National Data Corporation                 195,000       8,483
Paychex, Inc.                             221,337      11,385
                                                   -----------
    TOTAL                                              20,457
                                                   -----------
COMPUTER SOFTWARE (11.9%)
American Management Systems, Inc.         410,175      10,049
Computer Horizons Corp.                   130,000       5,005
*DST Systems                              234,100       7,345
First Data Corporation                    235,590       8,599
HBO & Co.                                 150,000       8,906
HCIA Inc.                                 166,400       5,741
*Hyperion Sofware                         225,000       4,781
Infinity Financial Technology              37,000         638
Information Management Resources           13,800         292
*Peoplesoft, Inc.                         170,400       8,169
Saville Systems PLC-ADR                   225,100       9,145
*Sterling Commerce, Inc.                  366,263      12,911
Sterling Software, Inc.                   181,100       5,727
*Transaction Systems Architects           333,200      11,079
*USCS International, Inc.                 296,300       5,000
                                                   -----------
    TOTAL                                             103,387
                                                   -----------
COMPUTER RELATED (2.4%)
*Cambridge Technology Partners            397,400      13,338
*Medic Computer Systems, Inc.             184,600       7,442
                                                   -----------
    TOTAL                                              20,780
                                                   -----------
COSMETICS / TOILETRIES (1.3%)
*Inbrand Corporation                      528,375      11,096
                                                   -----------
ELECTRONICS (6.2%)
*ADC Telecommunication                    300,600       9,356
AVX Corp.                                 212,500       4,569
CBT Group, ADR                             92,000       4,991
*Computer Products, Inc.                  350,000       6,825
Methode Electronics Inc.                  469,500       9,507
*Microchip Technology Inc.                149,000       7,580
Molex Inc.                                184,782       6,583
Trident International, Inc.               300,000       4,875
                                                   -----------
    TOTAL                                              54,286
                                                   -----------
ENVIRONMENTAL (2.1%)
Cuno, Inc.                                 94,100       1,400
Kaydon Corporation                        172,500       8,129
*Tetra Tech Inc.                          464,737       9,179
                                                   -----------
    TOTAL                                              18,708
                                                   -----------
EXPLORATION / DRILLING (3.4%)
BJ Services Company                       135,000       6,885
Pride Petroleum Services                  348,000       8,091
Production Operators Corp.                151,800       7,059
Titan Exploration Inc.                    160,000       1,920
Transocean Offshore, Inc.                  90,900       5,693
                                                   -----------
    TOTAL                                              29,648
                                                   -----------
FINANCIAL SERVICES (2.4%)
BA Merchant Services, Inc.                 50,500         903
Investors Financial Services C            200,000       5,550
Money Store, Inc.                         320,150       8,844
*WFS Financial Corporation                282,160       5,608
                                                   -----------
    TOTAL                                              20,905
                                                   -----------
FURNITURE / APPLIANCES (1.8%)
*Blythe Industries, Inc.                  224,400      10,238
Chicago Miniature Lamp                    136,900       5,681
                                                   -----------
    TOTAL                                              15,919
                                                   -----------
INSURANCE COMPANIES (2.0%)
Capmac Holdings Inc.                      250,000       8,281
CMAC Investment Corp.                     243,200       8,938
                                                   -----------
    TOTAL                                              17,219
                                                   -----------
MACHINERY / EQUIPMENT (0.4%)
*ABC Rail Products                        193,000       3,836
                                                   -----------
MEDIA (1.4%)
*Clear Channel Communications             150,000       5,419
Gartner Group, Inc.                       142,000       5,529
Universal Outdoor Holdings Inc.            53,000       1,245
                                                   -----------
    TOTAL                                              12,193
                                                   -----------
MEDICAL PRODUCTS/SUPPLIES (6.3%)
Cardinal Health, Inc.                     243,920      14,208
*Gulf South Medical Supply, Inc.          334,700       8,577
*Patterson Dental Co.                     234,650       6,629
*Physician Sales & Service, Inc.          212,100       3,049
*Steris Corp.                             299,500      13,028
*Sybron, Inc.                             285,100       9,408
                                                   -----------
    TOTAL                                              54,899
                                                   -----------
MEDICAL SERVICES (6.9%)
Capstone Pharmacy Services, Inc.          400,000       4,550
Compdent Corporation                      187,000       6,592
CRA Managed Care Inc.                     134,900       6,070
*Interim Service                          141,500       5,023
*Medcath Incorporated                     216,800       3,469
*Occusystems Inc.                         205,900       5,559
*Orthodontic Centers of America           392,800       6,285
*PhyCor, Inc.                             245,200       6,958

AGGRESSIVE GROWTH STOCK PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996

                                                     MARKET
                                                      VALUE
COMMON STOCK (90.8%)                    SHARES       (000'S)
--------------------------------------------------------------
MEDICAL SERVICES (CONTINUED)
*Quorum Health Group, Inc.                237,700  $    7,072
*Vivra Inc.                               310,900       8,589
                                                   -----------
    TOTAL                                              60,167
                                                   -----------
OIL-DOMESTIC (1.9%)
Parker and Parsley Petroleum Co.          249,500       9,169
Tosco Corporation                          95,900       7,588
                                                   -----------
    TOTAL                                              16,757
                                                   -----------
OIL-SERVICES (0.8%)
*Global Industries Ltd                    374,800       6,981
                                                   -----------

OFFICE EQUIPMENT (0.9%)
Danka Business Systems                    212,800       7,528
                                                   -----------
PAPER / FOREST PRODUCTS (0.2%)
Wausau Paper Mills Company                103,618       1,917
                                                   -----------
PRINTING / PUBLISHING (1.6%)
Getty Communication ADR                   216,200       3,243
*Catalina Marketing Corporation           201,900      11,130
                                                   -----------
    TOTAL                                              14,373
                                                   -----------
PROFESSIONAL SERVICES (7.2%)
Access Health, Inc.                       163,500       7,317
Apac Teleservices, Inc.                   172,500       6,620
Billing Information Concepts              190,000       5,462
Cintas Corp.                              173,000      10,164
*Corrections Corp. of America             262,400       8,036
Learning Tree International, Inc.         138,750       4,093
Nu Skin Asia Pacific, Inc.                163,900       5,060
*Robert Half International, Inc.          372,300      12,798
Teletech                                  134,600       3,499
                                                   -----------
    TOTAL                                              63,049
                                                   -----------
RAILROADS (1.1%)
*Wisconsin Central Transportation         232,300       9,205
                                                   -----------
RECREATIONAL (1.8%)
*Regal Cinemas                            288,750       8,879
*Scientific Games Holding Corp.           239,300       6,401
                                                   -----------
    TOTAL                                              15,280
                                                   -----------
RETAIL-GENERAL (1.6%)
*Kohls Department Stores                  229,800       9,020
*Tractor Supply Co.                       221,200       4,562
                                                   -----------
    TOTAL                                              13,582
                                                   -----------
RETAIL-SPECIALTY (5.3%)
Coporate Express, Inc.                    228,600       6,729
*CUC International, Inc.                  417,675       9,920
Fastenal Co.                              195,600       8,949
*Global Direct Mail Corp.                 221,000       9,641
*K & G Mens' Center, Inc.                 218,000       5,668
Mark's Bros. Jewelers, Inc.                60,000         697
Viking Office Products, Inc.              184,500       4,924
                                                   -----------
    TOTAL                                              46,528
                                                   -----------
RESTAURANT / LODGING (0.9%)
HFS Incorporated                          126,000  $    7,527
                                                   -----------
SEMICONDUCTORS (1.0%)
Altera Corporation                        116,000       8,432
                                                   -----------
TELECOMMUNICATIONS (2.5%)
Premiere Technologies, Inc.               112,300       2,807
Tellabs Inc.                              280,000      10,535
Tesco Technologies, Inc.                  152,600       5,608
West Teleservices Corporation             127,700       2,905
                                                   -----------
    TOTAL                                              21,855
                                                   -----------
TRANSPORTATION-MISC. (0.9%)
Coach USA, Inc.                           265,000       7,685
                                                   -----------
TRUCKING-SHIPPING (3.2%)
*Heartland Express Incorporated           380,193       9,267
Knight Transportation, Inc.               316,400       6,012
*Landstar System, Inc.                    278,800       6,482
Swift Transportation Co., Inc.            264,000       6,204
                                                   -----------
    TOTAL                                              27,965
                                                   -----------
UTILITY-TELEPHONE (0.7%)
LCI International                         248,700       5,347
Midcom Communication                       86,900         739
                                                   -----------
    TOTAL                                               6,086
                                                   -----------
    TOTAL COMMON STOCK                             $  791,634
                                                   -----------

                                                     MARKET
                                                      VALUE
MONEY MARKET INVESTMENTS (9.2%)           PAR        (000'S)
--------------------------------------------------------------
AEROSPACE (0.9%)
Raytheon Company, 5.36%, 1/17/97      $ 7,900,000  $    7,881
                                                   -----------
CMO & LOAN BACKED CERTIFICATES (1.4%)
Federal National Mortgage Assoc.,
 5.5%, 1/30/97                         12,000,000      11,947
                                                   -----------
FINANCIAL SERVICES (6.0%)
CIT Group, 7%, 1/3/97                  20,000,000      19,992
General Electric Capital Corp.,
 5.4%, 1/8/97                           8,000,000       7,992
IBM Credit Corporation, 5.5%,
 1/23/97                                8,000,000       7,973
Paccar Financial Corporation, 6.75%,
 1/2/97                                16,000,000      15,997
                                                   -----------
    TOTAL                                              51,954
                                                   -----------
TOBACCO (0.9%)
Philip Morris Companies, 5.57%,
 1/22/97                                8,000,000       7,974
                                                   -----------
    TOTAL MONEY MARKET
      INVESTMENTS                                      79,756
                                                   -----------
    TOTAL AGGRESSIVE GROWTH STOCK
      PORTFOLIO                                    $  871,390
                                                   -----------

*Non-Income Producing


    The Accompanying Notes are an Integral Part of the Financial Statements

INTERNATIONAL EQUITY PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996

                                                       MARKET
                                                        VALUE
COMMON STOCK (89.1%)           COUNTRY     SHARES      (000'S)
----------------------------------------------------------------
AIRLINES (0.9%)
Quantas Airways ( 144A )      Austrl.       165,000  $    2,754
Singapore Airlines Ltd.       Sing.         205,000       1,860
                                                     -----------
    TOTAL                                                 4,614
                                                     -----------
APPLIANCES & HOUSEHOLD DURABLES (0.9%)
Electrolux AB B Free          Swe.           48,200       2,799
Sony Corporation              Jpn.           23,800       1,560
                                                     -----------
    TOTAL                                                 4,359
                                                     -----------
AUTOMOBILES (3.9%)
Fiat SPA Ord.                 Italy         680,000       2,058
Renault SA                    Fr.           365,180       7,848
Volvo Aktiebogelegt, B Free   Swe.          433,000       9,556
                                                     -----------
    TOTAL                                                19,462
                                                     -----------
BANKING & CREDIT (17.7%)
Australia & New Zealand Bank
 Group                        Austrl.       926,097       5,837
Banco de Andulucia            Sp.            30,000       4,393
**Bancaria de Espania Corp.,
 ADR                          Sp.           195,000       4,387
**Banque National de Paris,
 ADR(144A)                    Fr.           146,500       5,670
Barclay's Bank, PLC           U.K.          311,016       5,339
BCO Bilboa Vizcaya            Sp.           162,500       8,781
BPI SGPS SA                   Port.         146,350       1,822
BPI-SGPS SPA "E"              Port.          55,613         692
Canadian Imperial Bank of
 Commerce                     Can.          177,000       7,814
Suisse Group Credit           Aus.           55,725       5,724
Deutsche Bank AG              Ger.          193,600       9,046
HSBC Holdings                 H.K.          308,237       6,595
Komercni Bank (144A)          Chez.          30,000         813
Komercni Bank "A"             Chez.          15,000       1,250
Merita Limited "A"            Fin.        1,800,000       5,599
National Bank of Canada
 Montreal                     Can.          360,000       3,641
Panin Bank                    Indo.       1,782,000       2,037
Stadshypotek AB "A"(144A)     Swe.          120,000       3,291
Svenska Hanelsbanken S.A.     Swe.          230,000       6,611
                                                     -----------
    TOTAL                                                89,342
                                                     -----------
BEVERAGES & TOBACCO (0.2%)
Swedish Match AB Fuerer       Swe.          240,000         845
                                                     -----------
BROADCAST ADVERTISING PUBLISHING (0.2%)
Marieberg Tidings "A" Free    Swe.           35,000         857
                                                     -----------
BUILDING MATERIALS AND COMPONENTS (1.9%)
Pioneer International Ltd.    Austrl.     3,197,946       9,532
                                                     -----------
BUSINESS & PUBLIC SERVICE (3.0%)
Esselte AB, Series "A" Free   Swe.          269,900       6,135
Hyder PLC                     U.K.          371,666       4,750
Hyder PLC Cum. Red. Pfd.      U.K.          401,400         706
Societe Generale de Surv
 Holdings                     Swtz.             885  $    2,175
* **Waste Management PLC,
 ADR                          U.K.          168,000       1,323
                                                     -----------
    TOTAL                                                15,089
                                                     -----------

CHEMICALS (4.7%)
Bayer AG                      Ger.          157,000       6,407
European Vinyls Corp. EVC
 International                Neth.          68,985       2,187
Rhone Poulenc SA, Series A    Fr.           314,508      10,724
Solvay Et Cie A NPV           Bel.            7,300       4,473
                                                     -----------
    TOTAL                                                23,791
                                                     -----------
CONSTRUCTION AND HOUSING (0.8%)
Kyudendo Corp.                Jpn.           33,000         342
Sirti SPA                     Italy         643,000       3,900
                                                     -----------
    TOTAL                                                 4,242
                                                     -----------
ELECTRICAL & ELECTRONICS (2.9%)
ABB AG Baden Bearer           Swtz.           4,730       5,884
Alcatel Alsthom DG            Fr.            58,519       4,701
Hitachi Ltd.                  Jpn.          113,000       1,054
Philips Electronic            Neth.          78,000       3,159
                                                     -----------
    TOTAL                                                14,798
                                                     -----------
ELECTRICAL COMPONENTS, INSTRUMENTS (1.1%)
BICC PLC                      U.K.        1,199,545       5,651
                                                     -----------
ENERGY SOURCES (3.2%)
Hafslund Nycomed "A"          Norw.         170,000       1,255
Repsol SA                     Sp.           122,000       4,683
Saga Petrolium                Norw.         260,000       4,369
Societe Nationale Elf
 Aquitane                     Fr.            66,801       6,081
                                                     -----------
    TOTAL                                                16,388
                                                     -----------
FINANCIAL SERVICES (2.4%)
AXA SA                        Fr.            47,813       3,041
*Capital Portugal Fund        Port.          14,500       1,674
Chile Fund                    U.S.           35,000         731
India Fund, Series "B"        U.K.        1,256,515       1,851
*JF Indonesia Fund, Inc.      H.K.          456,600         531
Korea International Trust     Kor.               52       1,625
Thai Fund Inc.                Thai.          71,516       1,180
*Thailand International Fund  Thai.              70       1,610
                                                     -----------
    TOTAL                                                12,243
                                                     -----------
FOOD & HOUSEHOLD PRODUCTS (3.1%)
Albert Fisher Group PLC       U.K.        6,734,995       4,904
CP Pokphand Co.               H.K.        2,609,900       1,029
Cafe de Coral Holdings, Ltd.  H.K.        7,672,000       2,058
Hillsdown Holdings            U.K.        1,800,892       6,170

INTERNATIONAL EQUITY PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996

                                                       MARKET
                                                        VALUE
COMMON STOCK (89.1%)           COUNTRY     SHARES      (000'S)
----------------------------------------------------------------
Vitro SA NPV                  Mex.          768,400  $    1,396
                                                     -----------
    TOTAL                                                15,557
                                                     -----------
FOREST PRODUCTS & PAPER (2.7%)
Barito Pacific Timber         Indo.         937,000         575
Carter Holt Harvey Ltd.       N.Z.        2,734,957       6,206
Metsa Serla OY "B"            Fin.          277,500       2,083
Stora Kapparbergs, Series
 "B"                          Swe.          350,000       4,773
                                                     -----------
    TOTAL                                                13,637
                                                     -----------
HEALTH & PERSONAL CARE (2.5%)
Astra AB Series "A" Free      Swe.          140,000       6,919
Nycomed ASA Series "A"        Norw.         227,000       3,476
Nycomed ASA Series "B"        Norw.         128,200       1,973
                                                     -----------
    TOTAL                                                12,368
                                                     -----------
INSURANCE (3.7%)
Aegon NV                      Neth.         121,792       7,757
ING Groep NV                  Neth.         190,000       6,836
London Insurance Group        Can.          325,200       4,323
                                                     -----------
    TOTAL                                                18,916
                                                     -----------
MACHINERY & ENGINEERING (0.9%)
VA Technologies AG
 Bearer(144A)                 Austrl.        30,000       4,709
                                                     -----------
MERCHANDISING (1.1%)
Koninklijke Bijenkorf Beheer  Neth.          44,098       3,176
Kwik Save Group               U.K.          465,057       2,573
                                                     -----------
    TOTAL                                                 5,749
                                                     -----------
METALS & MINING (2.2%)
Elkem A S Oslo ord "A"        Norw.         192,000       3,166
*Inmet Mining Ltd.            Can.          192,500         935
**Pechiney, ADR "A"           Fr.            48,183         952
Pechiney SA "A"               Fr.            19,000         796
Union Minerie, NPV            Bel.           65,171       4,420
Grupo Mexico "B"              Mex.          256,000         793
                                                     -----------
    TOTAL                                                11,062
                                                     -----------
MULTI-INDUSTRY (8.4%)
Amer Group "A"                Fin.          175,000       3,616
BTR Nylex, Ltd.               Austrl.     1,341,100       6,548
BTR, PLC "A"                  Austrl.       249,000       1,144
Comp Gen de Industrieset de
 Partec                       Fr.             4,500       1,241
Harrisons & Crossfield        U.K.          539,800       1,221
Hutchinson Whampoa            H.K.          798,000       6,268
Jardine Matheson Holdings     H.K.        1,035,501       6,834
Jardine Strategic Holdings    H.K.        1,019,055       3,689
Marine Wendel SA              Fr.            11,490       1,054
Nokia Corp., "A"              Fin.           71,000       4,124
Swire Pacific Class "A"       H.K.          472,500       4,521
Swire Pacific Limited B       H.K.        1,314,200  $    1,988
                                                     -----------
    TOTAL                                                42,248
                                                     -----------
RAILROAD (0.7%)
Brambles Ind. Ltd.            Austrl.       183,500       3,581
                                                     -----------
TELECOMMUNICATIONS (9.7%)
British Telecom               U.K.          608,000       4,114
**CIA de Telefons Chile, ADR  Chile          36,500       3,691
Cointel CONV Pfd.             Arg.           73,150       3,822
Nacional Financiera CNV
 PRIDES                       Mex.          117,802       3,976
**Phillipine Long Distance
 Telephone, ADR               Phil.          63,500       3,239
SPT Telecom AS                Chez.          36,000       4,482
Stet Di Risp Non-Conv.        Italy       2,490,000       8,413
**Telebras ADR                Braz.         103,500       7,918
Telefonica de Espania         Sp.           315,000       7,321
Telefonica del Peru SA "B"
 ADR                          Peru          115,300       2,176
                                                     -----------
    TOTAL                                                49,152
                                                     -----------
TEXTILES-APPAREL (0.2%)
Yizheng Chemical Fibre
 Company                      China       3,725,200         901
                                                     -----------
UTILITIES-ELECTRIC & GAS (9.1%)
British Gas                   U.K.        1,913,200       7,342
CEZ Ceske Energeticke Zavody  Chez          101,990       3,671
Consolidated Electric Power,
 Asia                         H.K.          219,000         514
Electricidad de Caracas       Venz.       3,986,308       4,043
Endesa National de Electric   Sp.            63,000       4,487
EVN Energie Versorgung        Aus.           38,400       5,781
Hong Kong Electric            H.K.          990,000       3,290
Iberdrola SA                  Sp.           587,500       8,333
National Power                U.K.          493,764       4,128
Thames Water                  U.K.          251,023       2,627
Veba Warrants                 Ger.            6,000       1,922
                                                     -----------
    TOTAL                                                46,138
                                                     -----------
WHOLESALE & INTERNATIONAL TRADE (1.0%)
Brierley Investments Ltd.     N.Z.        5,716,091       5,294
                                                     -----------
    TOTAL COMMON STOCK                                  450,525
                                                     -----------

                                                        MARKET
                                                        VALUE
BONDS (3.0%)                  COUNTRY       PAR        (000'S)
----------------------------------------------------------------
CMO AND LOAN BACKED CERTIFICATES (2.0%)
Federal National Mortgage
 Assoc. 1/30/97              U.S.       $10,000,000  $    9,956
                                                     -----------

INTERNATIONAL EQUITY PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996

                                                       MARKET
                                                        VALUE
BONDS (3.0%)                  COUNTRY       PAR        (000'S)
----------------------------------------------------------------
FEDERAL GOVERNMENT & AGENCIES (0.5%)
U.S. Treasury, 5 1/8%,
 4/30/98,                    U.S.         2,757,000       2,736
                                                     -----------
FINANCIAL SERVICES (0.5%)
PIV Financial Inv., Cayman   H.K.         2,750,000  $    2,433
                                                     -----------
    TOTAL BONDS                                          15,125
                                                     -----------
                                                       MARKET
MONEY MARKET                                            VALUE
 INVESTMENTS (7.5%)           COUNTRY       PAR        (000'S)
----------------------------------------------------------------
AEROSPACE-DEFENSE (2.0%)
Raytheon Co. 01/17/97        U.S.       $10,000,000  $    9,977
                                                     -----------

COMPUTERS-RELATED (1.9%)
IBM Corp. 01/23/97           U.S.        10,000,000       9,966
                                                     -----------
FINANCIAL (1.6%)
PACCAR Financial 1/2/97      U.S.         8,100,000       8,098
                                                     -----------

UTILITIES-ELECTRIC (2.0%)
General Electric Co. 1/8/97  U.S.       $10,000,000  $    9,990
                                                     -----------
    TOTAL MONEY MARKET
       INVESTMENTS                                       38,031
                                                     -----------
    TOTAL INTERNATIONAL
       EQUITY PORTFOLIO                              $  503,681
                                                     -----------

 * Non-Income Producing
** ADR-American Depository Receipts


    The Accompanying Notes are an Integral Part of the Financial Statements

GROWTH AND INCOME STOCK PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996

                                                     MARKET
                                                      VALUE
COMMON STOCK (97.3%)                     SHARES      (000'S)
--------------------------------------------------------------
AEROSPACE (3.0%)
Boeing Company                             65,800  $    6,999
                                                   -----------
AUTO & TRUCKS (1.9%)
General Motors Corporation                 79,000       4,404
                                                   -----------
BANKS (8.3%)
Corestates Financial Corp.                 37,500       1,945
Crestar Financial Corp.                    21,400       1,592
First Chicago NBD Corporation              70,200       3,773
First Tennessee National Corp.             34,700       1,301
*First USA Inc.                            68,800       2,382
Firstar Corporation                        41,300       2,168
Fleet Financial Group Inc.                 35,000       1,746
NationsBank Corp.                          47,100       4,604
                                                   -----------
    TOTAL                                              19,511
                                                   -----------
BEVERAGES (1.7%)
Pepsico Inc.                              134,000       3,919
                                                   -----------
BUILDING & CONSTRUCTION (0.5%)
*USG Corporation                           34,700       1,175
                                                   -----------
CHEMICALS (4.4%)
Albemarle Corporation                     118,600       2,150
E.I. Du Pont De Nemours & Co.              43,500       4,105
Union Carbide Corporation                  98,000       4,006
                                                   -----------
    TOTAL                                              10,261
                                                   -----------
COAL (1.4%)
Anadarko Petroleum Corp.                   16,600       1,075
Enron Corp.                                53,000       2,286
                                                   -----------
    TOTAL                                               3,361
                                                   -----------
COMPUTERS RELATED (5.6%)
*EMC Corporation                           77,800       2,577
Cisco Systems Incorporated                 42,500       2,704
*Compaq Computer Corporation               13,800       1,025
International Business Machines Corp.      20,500       3,095
Quantum Corp.                              84,600       2,422
Read-Rite Corporation                      53,400       1,348
                                                   -----------
    TOTAL                                              13,171
                                                   -----------
COMPUTER SOFTWARE (1.6%)
Autodesk, Inc.                             30,300         848
Bay Networks                               33,100         691
First Data Corporation                     28,900       1,055
Oracle Corporation                         28,600       1,194
                                                   -----------
    TOTAL                                               3,788
                                                   -----------
DIVERSIFIED (2.0%)
Allied Signal Inc.                         50,800       3,404
*Coltec Industries. Inc.                   64,000       1,208
                                                   -----------
    TOTAL                                               4,612
                                                   -----------
DRUGS (7.7%)
*Alza Corp.                                32,700  $      846
American Home Products Corporation         50,000       2,931
Bristol-Myers Squibb Company               24,400       2,653
*Forest Laboratories Inc.                  92,200       3,020
Pfizer Inc.                                22,700       1,881
Schering-Plough Corporation                17,600       1,140
SmithKline Beecham Corp., PLC              18,100       1,231
Warner-Lambert Company                     59,200       4,440
                                                   -----------
    TOTAL                                              18,142
                                                   -----------
ELECTRICAL EQUIPMENT (3.1%)
General Instrument Corp.                  154,300       3,337
W.W. Grainger, Inc.                        47,700       3,828
                                                   -----------
    TOTAL                                               7,165
                                                   -----------
ELECTRONICS (2.2%)
Intel Corp.                                16,600       2,174
Perkin-Elmer Corporation                   20,600       1,213
Sensormatic Electronics Corp.             106,900       1,791
                                                   -----------
    TOTAL                                               5,178
                                                   -----------
ENVIRONMENTAL CONTROL (2.7%)
Johnson Controls Inc.                      29,100       2,412
WMX Technologies, Inc.                    122,000       3,980
                                                   -----------
    TOTAL                                               6,392
                                                   -----------
FINANCIAL SERVICES (1.8%)
Dean Witter, Discover & Co.                47,000       3,114
Great Western Financial Corporation        17,800         516
Salomon Inc.                               10,300         485
                                                   -----------
    TOTAL                                               4,115
                                                   -----------
FOODS (2.6%)
Kellogg Company                            17,300       1,135
Ralston Purina Group                       32,100       2,355
Unilever, N.V.                             14,900       2,611
                                                   -----------
    TOTAL                                               6,101
                                                   -----------
INSURANCE (3.9%)
Ambac, Inc.                                24,400       1,620
ITT Hartford Group, Inc.                   44,300       2,990
MBIA Incorporated                           5,800         587
Providian Corporation                      75,700       3,889
                                                   -----------
    TOTAL                                               9,086
                                                   -----------
LEISURE RELATED (0.4%)
*Viacom Incorporated                       26,500         924
                                                   -----------
MACHINERY (1.0%)
*Cooper Cameron Corp.                      16,760       1,282
Cooper Industries, Inc.                    26,700       1,125
                                                   -----------
    TOTAL                                               2,407
                                                   -----------

GROWTH AND INCOME STOCK PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996


                                                     MARKET
                                                      VALUE
COMMON STOCK (97.3%)                     SHARES      (000'S)
--------------------------------------------------------------

MEDIA (3.8%)
Time Warner Inc.                          103,400  $    3,878
*Tele Communications, Inc.                382,800       5,000
                                                   -----------
    TOTALS                                              8,878
                                                   -----------
MEDICAL PRODUCTS / SUPPLIES (0.4%)
Bausch & Lomb Inc.                         23,800         833
                                                   -----------
MEDICAL SERVICES (3.5%)
Columbia/Hca Healthcare Corp.              79,100  $    3,223
*Humana, Inc.                              57,200       1,094
United Healthcare Corp.                    84,700       3,812
                                                   -----------
    TOTAL                                               8,129
                                                   -----------

METALS & MINING (0.8%)
Aluminum Co. of America                    31,000       1,976
                                                   -----------
OFFICE EQUIPMENT - SERVICES (0.9%)
Learning Inc.                              79,700       1,146
Paging Network                             68,300       1,042
                                                   -----------
    TOTAL                                               2,188
                                                   -----------
OIL & GAS - DOMESTIC (0.9%)
Ashland Inc.                               49,100       2,154
                                                   -----------
OIL & GAS - INTERNATIONAL (6.9%)
British Petroleum Co. Ltd.                 23,563       3,331
Exxon Corporation                          93,300       9,143
Royal Dutch Petroleum Co.                  22,100       3,774
                                                   -----------
    TOTAL                                              16,248
                                                   -----------
PAPER (0.7%)
Temple-Inland Inc.                         29,700       1,608
                                                   -----------
RAILROADS (1.3%)
Union Pacific Corporation                  50,700       3,048
                                                   -----------
RETAIL - GENERAL (4.9%)
Circuit City Stores, Inc.                  76,200       2,296
*Federated Department Stores, Inc.         51,100       1,744
*Toys R Us                                 62,300       1,869
Walmart Stores Inc.                       247,200       5,655
                                                   -----------
    TOTAL                                              11,564
                                                   -----------
SOAPS & TOILETRIES (3.0%)
Procter & Gamble Company                   65,900       7,084
                                                   -----------
STEEL (1.2%)
Allegheny Teledyne Inc.                   118,930       2,735
                                                   -----------
TELECOMMUNICATIONS (1.5%)
TCI Satellite Entertainment Inc.          103,300       1,020
World Communications Inc.                  94,700       2,468
                                                   -----------
    TOTAL                                               3,488
                                                   -----------
TOBACCO (3.3%)
Philip Morris Companies                    67,600       7,613
                                                   -----------
TRUCKING - SHIPPING (1.2%)
Consolidated Freightways Corp.             50,800  $      451
Consolidated Freightways, Inc.            101,600       2,261
                                                   -----------
    TOTAL                                               2,712
                                                   -----------
UTILITY - ELECTRIC (2.7%)
Allegheny Power System Inc                 46,000       1,397
Dominion Resources Inc.                    35,400       1,363
Duke Power Company                         24,600       1,138
Edison International                       58,500       1,163
Pacific Gas & Electric Co.                 58,700       1,233
                                                   -----------
    TOTAL                                               6,294
                                                   -----------
UTILITY - TELEPHONE (4.5%)
Bell Atlantic Corporation                  45,200       2,927
GTE Corporation                            25,800       1,174
MCI Communications Corporation             98,100       3,207
SBC Communications Incorporated            30,400       1,573
U S West Inc.                              48,200       1,554
                                                   -----------
    TOTAL                                              10,435
                                                   -----------
    TOTAL COMMON STOCK                                227,698
                                                   -----------

                                                     MARKET
                                                      VALUE
BONDS (0.4%)                              PAR        (000'S)
--------------------------------------------------------------
FINANCIAL SERVICES (0.4%)
Berkshire Hathaway, 1%, 12/3/01        $1,000,000  $      913
                                                   -----------
    TOTAL BONDS                                           913
                                                   -----------

                                                     MARKET
                                                      VALUE
MONEY MARKET INVESTMENTS (2.3%)           PAR        (000'S)
--------------------------------------------------------------
AEROSPACE (0.3%)
Raytheon Company, 5.36%, 1/17/97       $  600,000  $      599
                                                   -----------
CMO & LOAN BACKED CERTIFICATES (0.4%)
Federal National Mortgage
 Assoc., 5.5%, 1/30/97                  1,000,000         995
                                                   -----------
FINANCIAL SERVICES (1.2%)
Paccar Financial Corporation, 6.75%,
 1/2/97                                 2,800,000       2,799
                                                   -----------
TOBACCO (0.4%)
Philip Morris Companies, 5.57%,
 1/22/97                                1,000,000         997
                                                   -----------
    TOTAL MONEY MARKET
      INVESTMENTS                                       5,390
                                                   -----------
    TOTAL GROWTH AND INCOME STOCK
      PORTFOLIO                                    $  234,001
                                                   -----------


    The Accompanying Notes are an Integral Part of the Financial Statements

INDEX 500 STOCK PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996


                                                     MARKET
                                                      VALUE
COMMON STOCK (94.6%)                     SHARES      (000'S)
--------------------------------------------------------------
AEROSPACE (2.1%)
Boeing Company                             44,483  $    4,732
EG&G, Inc.                                  5,900         119
General Dynamics Corporation                7,800         550
Lockheed Martin Corporation                23,954       2,192
McDonnell Douglas Corporation              26,300       1,683
Northrop Grumman Corporation                7,200         596
Raytheon Company                           29,300       1,410
Rockwell International Corporation         27,100       1,650
TRW, Inc.                                  15,800         782
United Technologies Corp.                  29,800       1,967
                                                   -----------
    TOTAL                                              15,681
                                                   -----------
AIRLINES (0.3%)
*AMR Corporation                           11,300         996
Delta Air Lines Inc.                        9,300         659
Southwest Airlines Co.                     18,000         398
*USAir Group, Inc.                          8,000         187
                                                   -----------
    TOTAL                                               2,240
                                                   -----------
APPAREL TEXTILE (0.5%)
*Fruit of the Loom, Incorporated            9,500         360
Liz Claiborne, Inc.                         8,900         344
Nike, Inc.                                 35,700       2,133
Reebok International Ltd.                   6,900         290
Russell Corp.                               4,700         140
Springs Industries, Inc.                    2,500         107
Stride Rite Corp.                           6,200          62
VF Corporation                              7,900         533
                                                   -----------
    TOTAL                                               3,969
                                                   -----------
AUTO & TRUCKS (1.8%)
Chrysler Corporation                       90,400       2,983
Ford Motor Company                        147,100       4,689
General Motors Corp.                       93,800       5,229
ITT Industries Inc.                        14,700         360
*Navistar International Corp.               9,100          83
Paccar Incorporated                         4,835         329
                                                   -----------
    TOTAL                                              13,673
                                                   -----------
AUTO PARTS MANUFACTURERS (0.5%)
Cooper Tire & Rubber Company               10,200         201
Dana Corporation                           12,600         411
Eaton Corporation                           9,600         670
Echlin Inc.                                 7,700         244
Genuine Parts Company                      14,900         663
Goodyear Tire & Rubber Company             19,300         992
Snap-On Incorporated                        7,550         269
                                                   -----------
    TOTAL                                               3,450
                                                   -----------
BANKS (7.3%)
Banc One Corporation                       53,045       2,281
Bank of Boston Corporation                 19,000       1,221
Bank of New York Company Inc.              48,700       1,644
BankAmerica Corporation                    44,500       4,439
Bankers Trust New York Corporation         10,100         871
Barnett Banks Inc.                         24,200         995
Boatmans Bancshares, Inc.                  19,200       1,238
Chase Manhattan Corporation                54,456       4,860
Citicorp                                   58,400       6,015
Comerica, Inc.                             13,300         697
Corestates Financial Corp.                 27,600       1,432
Fifth Third Bancorp                        13,100         823
First Bank System Inc.                     16,700       1,140
First Chicago NBD Corporation              39,528       2,125
First Union Corporation                    35,235       2,607
Fleet Financial Group Inc.                 32,530       1,622
KeyCorp                                    28,000       1,414
Mellon Bank Corporation                    16,050       1,140
J.P. Morgan & Company, Inc.                23,100       2,255
National City Corp.                        27,500       1,234
NationsBank Corp.                          35,700       3,490
Norwest Corporation                        46,000       2,001
PNC Bank Corp.                             42,300       1,592
Republic New York Corporation               6,900         563
Suntrust Banks Inc.                        27,700       1,364
US Bancorp of Oregon                       18,800         845
Wachovia Corporation                       20,500       1,158
Wells Fargo & Company                      11,433       3,084
                                                   -----------
    TOTAL                                              54,150
                                                   -----------
BEVERAGES (3.6%)
Anheuser-Busch Companies, Inc.             62,000       2,480
Brown-Forman Corp.                          8,600         393
The Coca-Cola Company                     308,800      16,251
Adolph Coors Co.                            4,700          89
Pepsico Inc.                              192,800       5,639
Seagram Company Ltd.                       46,300       1,794
                                                   -----------
    TOTAL                                              26,646
                                                   -----------
BUILDING & CONSTRUCTION (0.4%)
Case Corporation                            9,100         496
Centex Corporation                          3,500         132
Crane Co.                                   5,750         167
Fluor Corporation                          10,400         653
Kaufman & Broad Home Corp.                  4,800          62
Masco Corporation                          19,900         716
Owens Corning Fiberglas Corp.               6,400         273
Pulte Corporation                           2,900          89
Sherwin-Williams Company                   10,700         599
                                                   -----------
    TOTAL                                               3,187
                                                   -----------
CHEMICALS (2.6%)
Air Products & Chemicals, Inc.             13,800         954
B.F. Goodrich Company                       6,700         271
Dow Chemical Company                       30,200       2,367
E.I. du Pont de Nemours & Co.              69,900       6,597
Eastman Chemical Company                    9,625         532

INDEX 500 STOCK PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996

                                                     MARKET
                                                      VALUE
COMMON STOCK (94.6%)                     SHARES      (000'S)
--------------------------------------------------------------
CHEMICALS (CONTINUED)
Ecolab, Inc.                                8,000  $      301
*FMC Corporation                            4,600         323
Hercules Incorporated                      12,700         549
Mallinckrodt, Inc.                          9,200         406
Monsanto Company                           73,000       2,838
Nalco Chemical Company                      8,400         303
PPG Industries Inc.                        22,800       1,280
Praxair                                    19,400         895
Rohm & Haas Company                         7,900         645
Union Carbide Corporation                  15,800         646
                                                   -----------
    TOTAL                                              18,907
                                                   -----------
CHEMICALS-SPECIALITY (0.4%)
Avery Dennison Corp.                       13,000         460
Engelhard Corp.                            17,900         342
W.R. Grace & Co.                           11,100         574
Great Lakes Chemical                        7,900         369
Morton International, Inc.                 17,700         721
Sigma-Aldrich Corp.                         6,200         387
                                                   -----------
    TOTAL                                               2,853
                                                   -----------
CMO & LOAN BACKED CERTIFICATES (1.0%)
Federal Home Loan Mortgage Corp.           22,200       2,445
Federal National Mortgage Assoc.          135,500       5,047
                                                   -----------
    TOTAL                                               7,492
                                                   -----------
COAL (0.4%)
Coastal Corp.                              13,100         640
Eastern Enterprises                         2,500          88
Enron Corp                                 31,600       1,363
ENSERCH Corporation                         8,600         198
Panenergy Corp.                            18,700         841
                                                   -----------
    TOTAL                                               3,130
                                                   -----------
COMPUTERS AND RELATED SERVICES (4.3%)
3COM Corporation                           21,600       1,585
*Amdahl Corporation                        15,100         183
*Apple Computer, Inc.                      15,400         321
*Ceridian Corp.                             8,600         348
Cisco Systems Incorporated                 80,600       5,128
*Compaq Computer Corporation               33,600       2,495
*Data General Corporation                   4,900          71
*Dell Computer Corp.                       22,400       1,190
*Digital Equipment Corporation             19,200         698
*EMC Corporation                           28,900         957
Hewlett-Packard Company                   126,200       6,342
International Business Machines Corp.      64,200       9,694
*Seagate Technology Inc.                   26,600       1,051
*Silicon Graphics                          21,700         553
*Sun Microsystems Inc                      45,600       1,171
*Tandem Computers Inc.                     14,700         202
*Unisys Corporation                        21,700         146
                                                   -----------
    TOTAL                                              32,135
                                                   -----------
COMPUTER SOFTWARE (0.9%)
Autodesk, Inc.                              5,700         160
Bay Networks                               24,100         503
Cabletron Systems Inc.                     19,400         645
First Data Corporation                     55,500       2,026
Oracle Corporation                         81,600       3,407
Shared Medical Systems Corp.                2,900         143
                                                   -----------
    TOTAL                                               6,884
                                                   -----------

CONTAINERS (0.2%)
Ball Corporation                            3,800          99
Bemis Company, Inc.                         6,500         240
*Crown Cork & Seal Company, Inc.           15,900         865
*Tupperware                                 7,700         413
                                                   -----------
    TOTAL                                               1,617
                                                   -----------
DIVERSIFIED (1.8%)
Alco Standard Corporation                  16,200         836
Allied Signal Inc.                         35,100       2,352
Cognizant Corp.                            21,200         700
Corning Inc.                               28,600       1,323
Loews Corp.                                14,300       1,348
Minnesota Mining & Manufacturing Co.       51,900       4,301
Tenneco Inc.                               21,200         957
Textron Inc.                               10,300         971
Whitman Education Group Inc.               12,900         295
                                                   -----------
    TOTAL                                              13,083
                                                   -----------
DRUGS (6.1%)
Alza Corp.                                 10,500         272
American Home Products
 Corporation                               79,300       4,649
*Amgen Inc.                                32,800       1,784
Bristol-Myers Squibb Company               62,200       6,764
Eli Lilly & Company                        68,500       5,000
Merck & Co., Inc.                         149,600      11,856
Pfizer Inc.                                80,000       6,630
Pharmacia & Upjohn Inc.                    63,105       2,501
Schering-Plough Corporation                45,800       2,966
*Warner-Lambert Company                    33,700       2,528
                                                   -----------
    TOTAL                                              44,950
                                                   -----------
ELECTRICAL EQUIPMENT (3.6%)
Emerson Electric Co.                       27,800       2,690
General Electric Company                  204,300      20,200
General Instrument Corp.                   17,000         368
W.W. Grainger, Inc.                         6,600         530
Honeywell Inc.                             15,700       1,032
Raychem Corp.                               5,500         441
Thomas & Betts Corporation                  6,600         293

INDEX 500 STOCK PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996

                                                     MARKET
                                                      VALUE
COMMON STOCK (94.6%)                      SHARES     (000'S)
--------------------------------------------------------------
ELECTRICAL EQUIPMENT (CONTINUED)
Westinghouse Electric Corp.                52,300  $    1,039
                                                   -----------
    TOTAL                                              26,593
                                                   -----------
ELECTRONICS (0.5%)
AMP Incorporated                           27,272       1,047
*Applied Materials Inc.                    22,300         801
Harris Corporation                          4,800         329
Intergraph Corp.                            5,900          60
*LSI Logic Corp.                           16,000         428
*National Semiconductor
 Corporation                               17,200         419
Perkin-Elmer Corporation                    5,400         318
Tektronix, Inc.                             4,100         210
                                                   -----------
    TOTAL                                               3,612
                                                   -----------
ENVIRONMENTAL CONTROL (0.7%)
Browning-Ferris Industries Inc.            26,400         693
Johnson Controls Inc.                       5,100         423
Laidlaw Transporation Limited, Class B     39,000         448
Millipore Corp.                             5,400         223
Safety-Kleen Corp.                          7,200         118
Tyco International Ltd.                    19,400       1,026
WMX Technology                             60,200       1,964
                                                   -----------
    TOTAL                                               4,895
                                                   -----------
FINANCIAL SERVICES (2.6%)
H.F. Ahmanson & Company                    13,100         426
American Express Company                   58,800       3,322
American General Corporation               25,200       1,030
Beneficial Corporation                      6,700         425
Dean Witter, Discover & Co.                20,000       1,325
Golden West Financial Corporation           7,100         448
Great Western Financial Corporation        17,100         496
Green Tree Financial Corporation           17,100         660
Household International Inc.               12,000       1,107
MBNA Corp.                                 27,600       1,145
Marsh & McLennan Companies Inc.             8,900         926
Merrill Lynch & Co.                        20,400       1,663
Morgan Stanley Group Inc.                  18,900       1,080
Salomon Inc.                               13,500         636
Transamerica Corporation                    8,200         648
Travelers Group Inc.                       79,465       3,606
                                                   -----------
    TOTAL                                              18,943
                                                   -----------
FOOD SERVICE/LODGING (1.1%)
Darden Restaurant Inc.                     19,600         171
HFS Incorporated                           16,000         956
Hilton Hotels Corporation                  29,100         760
*ITT Corp.                                 14,400         625
Luby's Cafeterias, Inc.                     3,000          60
Marriott International                     15,900         878
Mc Donald's Corporation                    86,600       3,919
*Ryan's Family Steak Houses, Inc.           6,300          43
*Shoney's Inc.                              6,000          42
Wendy's International, Inc.                16,100         330
                                                   -----------
    TOTAL                                               7,784
                                                   -----------
FOODS (2.8%)
Archer Daniels Midland Company             67,570       1,487
CPC International Corp.                    17,800       1,380
Campbell Soup Company                      29,000       2,327
Conagra Inc.                               29,900       1,488
General Mills, Inc.                        19,400       1,229
H.J. Heinz Company                         45,650       1,632
Hershey Foods Corp.                        19,100         836
Kellogg Company                            26,200       1,719
Pioneer Hi-Bred International              10,200         714
Quaker Oats Company                        16,900         644
Ralston Purina Group                       13,100         961
Sara Lee Corporation                       60,000       2,235
Unilever, N.V.                             19,900       3,487
Wm. Wrigley Jr. Company                    14,400         810
                                                   -----------
    TOTAL                                              20,949
                                                   -----------
HOUSEHOLD FURNITURE (0.4%)
Armstrong World Industries Inc.             5,100         354
Black & Decker Corporation                 10,900         328
Maytag Corporation                         12,400         245
Newell Co.                                 19,700         621
Rubbermaid, Inc.                           18,600         423
The Stanley Works                          11,000         297
Whirlpool Corporation                       9,200         429
                                                   -----------
    TOTAL                                               2,697
                                                   -----------
INSURANCE (3.1%)
Aetna Inc.                                 18,663       1,493
Alexander & Alexander Services              5,600          97
Allstate Corporation                       55,214       3,196
American International Group, Inc.         58,250       6,306
Aon Corporation                            13,400         832
CIGNA Corporation                           9,300       1,271
The Chubb Corporation                      21,600       1,161
General Re Corporation                     10,300       1,625
ITT Hartford Group                         14,600         985
Jefferson-Pilot Corp.                       8,800         498
Lincoln National Corporation               12,900         677
MBIA Incorporated                           5,400         547
MGIC Investment Corp.                       7,300         555
Providian Corporation                      11,600         596
SAFECO Inc.                                15,600         615
St. Paul Companies, Inc.                   10,300         604
Torchmark Corporation                       8,700         439
UNUM Corporation                            9,100         657
USF&G Corp.                                14,400         301
USLIFE Corporation                          4,250         141
                                                   -----------
    TOTAL                                              22,596
                                                   -----------

INDEX 500 STOCK PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996

                                                     MARKET
                                                      VALUE
COMMON STOCK (94.6%)                     SHARES      (000'S)
--------------------------------------------------------------
LEISURE RELATED (1.3%)
Brunswick Corporation                      12,200  $      293
Walt Disney Company                        84,169       5,860
Fleetwood Enterprises, Inc.                 4,400         121
Harrahs Entertainment                      12,800         254
Hasbro Inc.                                10,700         416
*King World Productions, Inc.               4,600         170
Mattel, Inc.                               33,688         935
*Viacom Incorporated                       43,956       1,533
                                                   -----------
    TOTAL                                               9,582
                                                   -----------

MACHINERY/EQUIPMENT (1.2%)
Briggs & Stratton Corporation               3,600         158
Caterpillar Inc.                           23,800       1,791
Cincinnati Milacron Inc.                    4,900         107
Cooper Industries, Inc.                    13,400         564
Cummins Engine Company, Inc.                4,900         225
Deere & Company                            32,100       1,304
Dover Corporation                          14,000         704
Foster Wheeler Corporation                  5,000         186
General Signal Corporation                  6,200         265
Giddings & Lewis Company                    4,100          53
Harnischfeger Industries, Inc.              6,100         294
Illinois Tool Works Inc.                   15,400       1,230
Ingersoll-Rand Company                     13,600         605
NACCO Industries, Inc.                      1,000          54
Pall Corporation                           14,300         365
Parker-Hannifin Corporation                 9,250         358
Timken Company                              3,900         179
TRINOVA Corp.                                3500         127
                                                   -----------
    TOTAL                                               8,569
                                                   -----------
MEDIA (0.8%)
Comcast Corp.                              40,550         722
Tele Communications, Inc.                  82,400       1,076
Time Warner Inc.                           70,600       2,648
*U S West Media Group                      77,500       1,434
                                                   -----------
    TOTAL                                               5,880
                                                   -----------
MEDICAL PRODUCTS/SUPPLIES (2.8%)
Abbott Laboratories Inc.                   96,400       4,892
Allergan Incorporated                       8,100         289
Allergan Incorporated - Rights                183           0
C.R. Bard, Inc.                             7,100         199
Bausch & Lomb Inc.                          6,900         241
Baxter International Inc.                  33,900       1,390
Becton, Dickinson & Company                15,500         672
*Biomet, Inc.                              14,400         218
*Boston Scientific Corp.                   22,100       1,326
*Guidant Corp.                              9,200         524
Johnson & Johnson                         165,300       8,224
Medtronic, Incorporated                    29,700       2,020
*St. Jude Medical, Inc.                    10,200         435
U.S. Surgical Corporation                   7,800         307
                                                   -----------
    TOTAL                                              20,737
                                                   -----------
MEDICAL SERVICES (0.8%)
*Beverly Enterprises, Inc.                 12,300         157
Columbia/HCA Healthcare
 Corporation                               83,300       3,394
Humana, Inc.                               20,200         386
Manor Care, Inc.                            7,800         211
*Tenet Healthcare Corp.                    26,900         588
United Healthcare Corp.                    22,800       1,026
                                                   -----------
    TOTAL                                               5,762
                                                   -----------

METALS & MINING (1.1%)
Alcan Aluminum Limited                     28,100         945
Aluminum Co. of America                    21,500       1,371
ASARCO, Inc.                                5,300         132
Barrick Gold Corporation                   44,300       1,274
Battle Mountain Gold Company               27,900         192
Cyprus Minerals Co.                        11,550         270
Echo Bay Mines Limited Co.                 17,300         115
Freeport-McMoRan Copper & Gold Inc.        24,000         717
Homestake Mining Company                   18,200         259
Inco Limited                               20,900         666
Newmont Mining Corporation                 12,388         554
Phelps Dodge Corporation                    8,000         540
Placer Dome Incorporated                   29,700         646
Reynolds Metals Company                     7,900         445
Santa Fe Pacific Gold Corporation          16,360         252
                                                   -----------
    TOTAL                                               8,378
                                                   -----------
OFFICE EQUIPMENT-SERVICES (2.8%)
Automatic Data Processing, Inc.            36,000       1,544
Computer Associates International
 Inc.                                      45,275       2,252
*Computer Sciences Corp.                    9,400         772
*Microsoft Corporation                    148,300      12,253
Moore Corporation Ltd.                     12,400         253
*Novell, Inc.                              42,700         404
Pitney Bowes Inc.                          18,400       1,003
Xerox Corporation                          40,300       2,121
                                                   -----------
    TOTAL                                              20,602
                                                   -----------
OIL & GAS-DOMESTIC (1.9%)
Amerada Hess Corporation                   11,600         671
Amoco Company                              61,700       4,967
Ashland, Inc.                               8,000         351
Atlantic Richfield Company                 20,000       2,650
Kerr-McGee Corporation                      6,000         432
Louisiana Land & Exploration Co.            4,200         225
Occidental Petroleum Corporation           40,800         954
*ORYX Energy Company                       13,000         322
Pennzoil Company                            5,800         328

INDEX 500 STOCK PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996

                                                     MARKET
                                                      VALUE
COMMON STOCK (94.6%)                      SHARES     (000'S)
--------------------------------------------------------------
OIL & GAS-DOMESTIC (CONTINUED)
Phillips Petroleum Company                 32,700  $    1,447
*Santa Fe Energy Resources, Inc.           11,300         157
Sun Company, Inc.                           9,100         222
USX - U S Steel Group Inc.                 10,500         329
Unocal Corp.                               31,100       1,263
                                                   -----------
    TOTAL                                              14,318
                                                   -----------
OIL & GAS-INTERNATIONAL (5.5%)
Chevron Corp.                              81,000       5,265
Exxon Corporation                         154,100      15,102
Mobil Corporation                          48,900       5,978
Royal Dutch Petroleum Co., ADR             66,500      11,355
Texaco Inc.                                32,800       3,219
                                                   -----------
    TOTAL                                              40,919
                                                   -----------
OIL & GAS-PROGRAMS (0.1%)
Union Pacific Resource Group               30,992         907
                                                   -----------
OIL FIELD SERVICES (0.9%)
Baker Hughes Inc.                          17,900         618
Burlington Resource Inc.                   15,500         781
Dresser Industries, Inc.                   21,800         677
Halliburton Company                        15,500         934
Helmerich & Payne, Inc.                     3,100         162
McDermott International, Inc.               6,800         113
*Rowan Companies, Inc.                     10,600         240
Schlumberger Limited                       30,600       3,056
*Western Atlas International Inc.           6,700         475
                                                   -----------
    TOTAL                                               7,056
                                                   -----------
PAPER/FOREST PRODUCTS (1.4%)
Boise Cascade Corporation                   6,000         190
Champion International                     11,900         515
Georgia-Pacific Corp.                      11,300         814
International Paper Company                37,300       1,506
James River Corp. of Virginia              10,700         354
Kimberly-Clark Corporation                 35,022       3,336
Louisiana Pacific Corporation              13,500         285
Mead Corp.                                  6,500         378
Potlatch Corporation                        3,600         155
Stone Container Corporation                12,300         183
Temple-Inland Inc.                          6,900         373
Union Camp Corporation                      8,600         411
Westvaco Corporation                       12,650         364
Weyerhaeuser Company                       24,600       1,165
Willamette Industries Inc.                  6,900         485
                                                   -----------
    TOTAL                                              10,514
                                                   -----------
PHOTO & OPTICAL (0.5%)
Eastman Kodak Company                      41,400       3,322
Polaroid Corporation                        5,600         244
                                                   -----------
    TOTAL                                               3,566
                                                   -----------
PRINTING & PUBLISHING (0.9%)
American Greetings Corp.                    9,300         264
Deluxe Corp.                               10,200         334
R.R. Donnelley & Sons Company              18,700         587
Dow Jones & Company, Inc.                  12,000         406
Dun & Bradstreet Corporation               21,100         501
Gannet Company Inc.                        17,500       1,310
Harcourt General                            8,800         406
John H. Harland Company                     3,800         125
Jostens, Inc.                               4,800         101
Knight-Ridder Inc.                         11,600         444
McGraw-Hill Companies Inc.                 12,300         567
Meredith Corporation                        3,300         174
New York Times Company                     12,000         456
Times Mirror Company                       12,300         612
Tribune Company                             7,600         599
                                                   -----------
    TOTAL                                               6,886
                                                   -----------
PROFESSIONAL SERVICES (0.2%)
H & R Block, Inc.                          12,900         374
Interpublic Group of Cos. Inc.             10,100         480
National Service Industries, Inc.           5,900         221
Service Corporation International          29,300         820
                                                   -----------
    TOTAL                                               1,895
                                                   -----------
RAILROADS (0.9%)
Burlington Northern Santa Fe               19,007       1,642
CSX Corporation                            26,900       1,137
Conrail Incorporated                        9,919         988
Norfolk Southern Corporation               15,500       1,356
Union Pacific Corporation                  30,400       1,828
                                                   -----------
    TOTAL                                               6,951
                                                   -----------
RETAIL-FOOD (0.6%)
Albertson's, Inc.                          31,300       1,115
American Stores Co.                        18,100         740
Fleming Companies, Inc.                     4,700          81
Giant Food Inc.                             7,400         255
Great Atlantic & Pacific Tea Co., Inc.      4,700         150
*The Kroger Company                        15,700         730
Supervalue Inc.                             8,400         238
Sysco Corporation                          22,200         724
Winn-Dixie Stores, Inc.                    18,800         595
                                                   -----------
    TOTAL                                               4,628
                                                   -----------
RETAIL-GENERAL (3.9%)
CUC International Inc.                     48,825       1,160
CVS Corporation                            38,100       1,576
*Charming Shoppes Incorporated             13,000          66
Circuit City Stores, Inc.                  12,200         368
Dayton Hudson Corporation                  26,900       1,056
Dillard Department Stores, Inc.            14,100         435
*Federated Department Stores, Inc.         25,800         880
The Gap, Inc.                              35,200       1,060
Home Depot, Inc.                           59,599       2,987

INDEX 500 STOCK PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996
                                                     MARKET
                                                      VALUE
COMMON STOCK (94.6%)                     SHARES      (000'S)
--------------------------------------------------------------
RETAIL-GENERAL (CONTINUED)
K Mart Corporation                         60,100  $      624
The Limited Inc.                           33,600         617
Longs Drug Stores Corp.                     2,400         118
Lowe's Companies, Inc.                     21,400         760
May Department Stores Company              31,300       1,463
Mercantile Stores Company                   4,600         227
Nordstrom, Inc.                            10,100         358
J.C. Penney Company Inc.                   28,600       1,394
Pep Boys - Manny, Moe & Jack                7,800         240
*Price/Costco, Inc.                        24,407         613
Rite Aid Corporation                       15,200         604
Sears, Roebuck & Company                   48,600       2,242
TJX Companies, Inc.                         9,600         455
Tandy Corporation                           7,200         317
*Toys "R" Us                               34,000       1,020
Wal-Mart Stores Inc.                      284,700       6,513
Walgreen Company                           30,500       1,220
*Woolworth Corp.                           16,600         363
                                                   -----------
    TOTAL                                              28,736
                                                   -----------
SOAPS & TOILETRIES (2.4%)
Alberto-Culver Company                      3,500         168
Avon Products, Inc.                        16,500         943
Clorox Company                              6,400         642
Colgate-Palmolive Co.                      18,200       1,679
Gillette Company                           55,400       4,307
International Flavors & Fragrances,
 Inc.                                      13,700         617
Procter & Gamble Company                   84,600       9,093
                                                   -----------
    TOTAL                                              17,449
                                                   -----------
STEEL (0.3%)
Allegheny Teledyne Inc.                    21,635         498
*Armco Inc.                                13,200          54
*Bethlehem Steel Corporation               13,900         125
Inland Steel Industries, Inc.               6,100         122
Nucor Corp.                                10,900         556
USX-Marathon Group                         35,700         852
Worthington Industries                     11,250         204
                                                   -----------
    TOTAL                                               2,411
                                                   -----------
TECHNOLOGY (2.2%)
*Advanced Micro Devices, Inc.              16,900         435
Intel Corp.                               101,800      13,329
Micron Technology                          25,900         754
Texas Instruments Incorporated             23,600       1,505
                                                   -----------
    TOTAL                                              16,023
                                                   -----------
TELECOMMUNICATIONS (1.8%)
*Andrew Corporation                         7,525         399
DSC Communications Corp.                   14,600         261
Lucent Technologies Inc.                   79,040       3,656
Motorola, Inc.                             73,600       4,517
Northern Telecom Limited                   32,100       1,986
Scientific-Atlanta, Inc.                    9,600  $      144
*Tellabs Inc.                              22,200         835
*WorldCom Inc.                             50,800       1,324
                                                   -----------
    TOTAL                                              13,122
                                                   -----------
TOBACCO (1.8%)
American Brands Inc.                       21,100       1,047
Philip Morris Companies, Inc.             101,100      11,386
UST Incorporated                           23,100         748
                                                   -----------
    TOTAL                                              13,181
                                                   -----------
TRUCKING-SHIPPING (0.1%)
Caliber System, Inc.                        4,900          94
*Federal Express Corp.                     14,100         627
Ryder System, Inc.                         10,200         287
                                                   -----------
    TOTAL                                               1,008
                                                   -----------
UTILITY-ELECTRIC (2.9%)
American Electric Power Co. Inc.           23,300         958
Baltimore Gas & Electric Co.               18,300         490
Carolina Power & Light Company             18,800         686
Central & South West Corporation           26,200         671
Cinergy Corporation                        19,617         655
Consolidated Edison Co. of New York        29,200         854
DTE Energy Company                         18,000         583
Dominion Resources Inc.                    22,400         862
Duke Power Company                         25,000       1,156
Edison International                       53,800       1,069
Entergy Corporation                        28,700         796
FPL Group, Inc.                            22,700       1,044
GPU, Inc.                                  43,500       1,463
Houston Industries Incorporated            29,100         658
*Niagara Mohawk Power
 Corporation                               17,900         177
Northern States Power Company               8,600         395
Ohio Edison Company                        18,900         430
PECO Energy Company                        27,600         697
P P & L Resources, Inc.                    20,100         462
Pacific Enterprises                        10,600         322
Pacific Gas & Electric Company             51,200       1,075
PacifiCorp                                 36,600         750
Public Service Entrprise Group, Inc.       29,600         807
Southern Company                           83,600       1,891
Texas Utilities Company                    27,900       1,137
UNICOM Corp.                               26,800         727
Union Electric Company                     12,700         489
                                                   -----------
    TOTAL                                              21,304
                                                   -----------
UTILITY-GAS (0.4%)
Columbia Gas System Inc.                    6,900         439
Consolidated Natural Gas Company           11,800         652
Nicor Inc.                                  6,200         222
Noram Energy Corporation                   17,000         261

INDEX 500 STOCK PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996

                                                     MARKET
                                                      VALUE
COMMON STOCK (94.6%)                     SHARES      (000'S)
--------------------------------------------------------------
UTILITY-GAS (CONTINUED)
ONEOK, Inc.                                 3,400  $      102
Peoples Energy Corporation                  4,300         146
Sonat Inc.                                 10,700         551
Williams Companies Inc.                    19,500         731
                                                   -----------
    TOTAL                                               3,104
                                                   -----------
UTILITY-TELEPHONE (6.0%)
ALLTEL Corporation                         23,500         737
AT&T Corporation                          201,100       8,748
Airtouch Communications Inc.               62,200       1,571
Ameritech Corporation                      68,200       4,135
Bell Atlantic Corporation                  54,300       3,516
Bellsouth Corporation                     123,300       4,978
GTE Corporation                           119,400       5,433
MCI Communications Corporation             85,000       2,778
NYNEX Corp.                                54,600       2,628
Pacific Telesis Group                      53,200       1,955
SBC Communications Incorporated            74,900       3,876
Sprint Corporation                         53,400       2,129
U S West Inc.                              59,300       1,912
                                                   -----------
    TOTAL                                              44,396
                                                   -----------
    TOTAL COMMON STOCK                                700,000
                                                   -----------

                                                       MARKET
                                                       VALUE
PREFERRED STOCK (0.0%)                     SHARES     (000'S)
--------------------------------------------------------------
DRUGS (0.00%)
Fresenius National Medical Car             11,600  $        2
                                                   -----------
INSURANCE (0.0%)
Aetna Incorporated                          1,288         102
                                                   -----------
    TOTAL PREFERRED STOCK                                 104
                                                   -----------

                                                     MARKET
                                                      VALUE
MONEY MARKET INVESTMENTS (5.4%)           PAR        (000'S)
--------------------------------------------------------------
AEROSPACE (1.1%)
+ Raytheon Company, 5.36%, 1/17/97     $8,000,000  $    7,981
                                                   -----------
CMO & LOAN BACKED CERTIFICATES (0.9%)
+ Federal National Mortgage Assoc.,
 5.5%, 1/30/97                          7,000,000       6,969
                                                   -----------
FEDERAL GOVERNMENT & AGENCIES (0.7%)
+ U.S. Treasury, 4.98%, 5/1/97          5,000,000       4,913
                                                   -----------
FINANCIAL SERVICES (2.7%)
+ IBM Credit Corporation, 5.5%,
 1/23/97                                8,000,000       7,973
+ Paccar Financial Corporation, 5.5%,
 1/23/97                                8,300,000       8,272
+ Paccar Financial Corporation,
 6.75%, 1/2/97                          3,550,000       3,549
                                                   -----------
    TOTAL                                              19,794
                                                   -----------
    TOTAL MONEY MARKET INVESTMENTS                     39,657
                                                   -----------
    TOTAL INDEX 500 STOCK PORTFOLIO                $  739,761
                                                   -----------

* Non-Income Producing
+ Partially held by the custodian in a segregated account as collateral for open futures positions. Information regarding open futures contracts as of December 31, 1996 is summarized below:

                                                  UNREALIZED
                                                APPRECIATION/
                      NUMBER OF    EXPIRATION   (DEPRECIATION)
ISSUER                CONTRACTS       DATE         (000'S)
--------------------  ----------  ------------  --------------
S&P 500 Stock Index       93       March 1997        $793
S&P 500 Stock Index       9        June 1997        $(64)
                                                --------------
Total                                                $729
                                                --------------
                                                --------------


    The Accompanying Notes are an Integral Part of the Financial Statements

MONEY MARKET PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996

                                                     MARKET
                                                     VALUE
MONEY MARKET INVESTMENTS (92.8%)          PAR       (000'S)
-------------------------------------------------------------
AUTO RELATED (9.8%)
General Motors Acceptance Corp.,
 5.39%, 4/16/97                        $8,500,000  $   8,366
Paccar Financial Corporation, 5.5%,
 1/23/97                                3,700,000      3,688
Paccar Financial Corporation, 5.5%,
 1/27/97                                5,000,000      4,980
                                                   ----------
    TOTAL                                             17,034
                                                   ----------
BUILDING-FOREST PRODUCTS (4.6%)
Weyerhaeuser Company, 5.3%, 2/21/97     8,090,000      8,029
                                                   ----------
CHEMICALS (4.6%)
Monsanto Company, 5.3%, 1/30/97         8,000,000      7,966
                                                   ----------
DRUGS (4.0%)
American Home Products Corporation,
 5.95%, 1/27/97                         7,000,000      6,970
                                                   ----------
FINANCE COMPANIES (13.7%)
Ford Motor Credit Company, 5.55%,
 1/9/97                                 7,450,000      7,441
Household Finance Corporation, 5.32%,
 1/24/97                                7,900,000      7,873
Sears Roebuck Acceptance Corp.,
 5.31%, 2/12/97                         8,700,000      8,645
                                                   ----------
    TOTAL                                             23,959
                                                   ----------
FINANCIAL SERVICES (15.9%)
American Express Credit Corp., 5.3%,
 1/15/97                                8,000,000      7,984
Cit Group, 7.0%, 1/3/97                 3,298,000      3,297
General Electric Capital Corp., 5.3%,
 1/17/97                                8,000,000      7,981
Transamerica Financial Corp., 5.38%,
 3/27/97                                8,600,000      8,491
                                                   ----------
    TOTAL                                             27,753
                                                   ----------
FOODS (4.4%)
H.J. Heinz Company, 5.37%, 1/16/97      2,500,000      2,494
H.J. Heinz Company, 5.39%, 1/17/97      3,159,000      3,151
H.J. Heinz Company, 3.45%, 1/27/97      2,000,000      1,992
                                                   ----------
    TOTAL                                              7,637
                                                   ----------
OFFICE EQUIPMENT (10.7%)
International Business Machines,
 5.31%, 1/28/97                         7,900,000      7,869

Xerox Credit Corporation, 6.85%,
 1/2/97                                $2,888,000  $   2,887
Xerox Corporation, 5.29%, 2/4/97        7,900,000      7,861
                                                   ----------
    TOTAL                                             18,617
                                                   ----------
PRINTING & PUBLISHING (4.6%)
Dow Jones & Co. Inc., 5.35%, 2/5/97     8,100,000      8,058
                                                   ----------
PROFESSIONAL SERVICES (4.0%)
PHH Corp., 5.47%, 1/23/97               7,000,000      6,977
                                                   ----------
RETAIL-GENERAL (4.5%)
J.C. Penney Funding Corporation,
 5.32%, 1/23/97                         1,700,000      1,694
J.C. Penney Funding Corporation,
 5.33%, 3/7/97                          6,200,000      6,140
                                                   ----------
    TOTAL                                              7,834
                                                   ----------
TELECOMMUNICATIONS (2.6%)
Bellsouth Telecommunications, 5.37%,
 3/4/97                                 4,520,000      4,478
                                                   ----------
TOBACCO (4.8%)
BAT Capital Corporation, 5.42%,
 2/14/97                                8,500,000      8,444
                                                   ----------
UTILITY-ELECTRIC (4.6%)
National Rural Utility Coop Finance,
 5.3%, 2/11/97                          8,000,000      7,952
                                                   ----------
    TOTAL COMMERCIAL PAPER                           161,708
                                                   ----------

                                                     MARKET
                                                     VALUE
ASSET-BACKED SECURITIES (7.2%)            PAR       (000'S)
-------------------------------------------------------------
AUTO RELATED (2.6%)
Carco Auto Loan Master Trust, 5.655%,
 1/15/97 (Variable rate; puttable;
 coupon indexed to one month
 Commercial Paper rate plus 7.5 basis
 points; reset monthly)                $4,550,000  $   4,550
                                                   ----------
FINANCIAL SERVICES (4.6%)
Reig Commercial Mortgage Funding,
 5.667%, 1/25/97                        8,000,000      8,000
                                                   ----------
    TOTAL ASSET-BACKED SECURITIES                     12,550
                                                   ----------
    TOTAL INVESTMENTS                              $ 174,258
                                                   ----------


    The Accompanying Notes are an Integral Part of the Financial Statements

BALANCED PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996

                                                 MARKET VALUE
COMMON STOCK (54.1%)                   SHARES      (000'S)
-------------------------------------------------------------
AEROSPACE (1.2%)
Boeing Company                           79,849  $     8,494
EG&G, Inc.                               10,500          211
General Dynamics Corporation             14,100          994
Lockheed Martin Corporation              42,961        3,931
McDonnell Douglas Corporation            47,300        3,027
Northrop Grumman Corporation             12,900        1,067
Raytheon Company                         52,600        2,531
Rockwell International Corporation       48,700        2,965
TRW Inc.                                 28,300        1,401
United Technologies Corp.                53,600        3,538
                                                 ------------
    TOTAL                                             28,159
                                                 ------------
AIRLINES (0.2%)
*AMR Corporation                         20,300        1,788
Delta Air Lines Inc.                     16,600        1,177
Southwest Airlines Co.                   32,300          715
*USAir Group, Inc.                       14,300          334
                                                 ------------
    TOTAL                                              4,014
                                                 ------------
APPAREL-TEXTILE (0.3%)
*Fruit Of The Loom Incorporated          17,100          648
Liz Claiborne, Inc.                      15,900          614
Nike, Inc.                               64,200        3,836
Reebok International Ltd.                12,400          521
Russell Corp.                             8,500          253
Springs Industries, Inc.                  4,500          194
Stride Rite Corp.                        11,100          111
VF Corporation                           14,200          959
                                                 ------------
    TOTAL                                              7,136
                                                 ------------
AUTO & TRUCKS (1.1%)
Chrysler Corporation                    162,400        5,359
Ford Motor Company                      264,200        8,421
General Motors Corporation              168,400        9,388
ITT Industries Inc.                      26,300          644
*Navistar International Corp.            16,370          149
PACCAR Incorporated                       8,695          591
                                                 ------------
    TOTAL                                             24,552
                                                 ------------
AUTO PARTS MANUFACTURES (0.3%)
Cooper Tire & Rubber Company             18,300          361
Dana Corporation                         22,700          741
Eaton Corporation                        17,200        1,200
Echlin Inc.                              13,800          436
Genuine Parts Company                    26,850        1,195
Goodyear Tire & Rubber Company           34,600        1,778
Snap-On Incorporated                     13,550          483
                                                 ------------
    TOTAL                                              6,194
                                                 ------------
BANKS (4.2%)
Banc One Corporation                     95,210        4,094
Bank of Boston Corporation               34,100        2,191
Bank of New York Company Inc.            87,400        2,950
BankAmerica Corporation                  80,000        7,980
Bankers Trust New York Corporation       18,200  $     1,570
Barnett Banks Inc.                       43,500        1,789
Boatmans Bancshares, Inc.                34,500        2,225
Chase Manhattan Corporation              97,824        8,731
Citicorp                                104,800       10,794
Comerica, Inc.                           23,900        1,252
Corestates Financial Corp.               49,600        2,573
Fifth Third Bancorp                      23,600        1,482
First Bank System Inc.                   30,000        2,048
First Chicago NBD Corporation            71,005        3,817
First Union Corporation                  63,205        4,677
Fleet Financial Group Inc.               58,419        2,914
KeyCorp                                  50,200        2,535
Mellon Bank Corporation                  28,850        2,048
J.P. Morgan & Company, Inc.              41,500        4,051
National City Corp.                      49,400        2,217
NationsBank Corp.                        64,000        6,256
Norwest Corporation                      82,500        3,589
PNC Bank Corp.                           76,000        2,859
Republic New York Corporation            12,300        1,004
Suntrust Banks Inc.                      49,700        2,448
U.S. Bancorp of Oregon                   33,700        1,514
Wachovia Corporation                     36,800        2,079
Wells Fargo & Company                    20,566        5,548
                                                 ------------
    TOTAL                                             97,235
                                                 ------------
BEVERAGES (2.1%)
Anheuser-Busch Companies Inc.           111,300        4,452
Brown-Forman Corp.                       15,400          705
The Coca-Cola Company                   554,400       29,175
Adolph Coors Co.                          8,400          160
Pepsico Inc.                            346,200       10,126
Seagram Company Ltd.                     83,100        3,220
                                                 ------------
    TOTAL                                             47,838
                                                 ------------
BUILDING & CONSTRUCTION (0.3%)
Case Corporation                         16,400          894
Centex Corporation                        6,300          237
Crane Co.                                10,250          297
Fluor Corporation                        18,600        1,167
Kaufman & Broad Home Corp.                8,700          112
Masco Corporation                        35,800        1,289
Owens-Corning Fiberglas Corp.            11,500          490
Pulte Corporation                         5,200          160
Sherwin-Williams Company                 19,100        1,070
                                                 ------------
    TOTAL                                              5,716
                                                 ------------
CHEMICALS (1.5%)
Air Products & Chemicals, Inc.           24,900        1,721
Dow Chemical Company                     54,100        4,240
E.I. du Pont de Nemours & Company       125,400       11,835

BALANCED PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996

                                                 MARKET VALUE
COMMON STOCK (54.1%)                   SHARES      (000'S)
-------------------------------------------------------------
CHEMICALS (CONTINUED)
Eastman Chemical Company                 17,275  $       954
Ecolab, Inc.                             14,400          542
*FMC Corporation                          8,300          582
B.F. Goodrich Company                    12,000          486
Hercules Incorporated                    22,800          986
Mallinckrodt Group                       16,500          728
Monsanto Company                        131,000        5,093
Nalco Chemical Company                   15,000          542
PPG Industries Inc.                      40,900        2,296
Praxair                                  34,900        1,610
Rohm & Haas Company                      14,300        1,167
Union Carbide Corporation                28,400        1,161
                                                 ------------
    TOTAL                                             33,943
                                                 ------------
CHEMICALS-SPECIALITY (0.2%)
Avery Dennison Corp.                     23,200          821
Engelhard Corp.                          32,100          614
W.R. Grace & Co.                         19,800        1,025
Great Lakes Chemical                     14,100          659
Morton International, Inc.               31,800        1,296
Sigma-Aldrich Corp.                      11,100          693
                                                 ------------
    TOTAL                                              5,108
                                                 ------------
CMO & LOAN BACKED CERTIFICATES (0.6%)
Federal Home Loan Mortgage Corp.         39,800        4,383
Federal National Mortgage Assoc.        243,300        9,063
                                                 ------------
    TOTAL                                             13,446
                                                 ------------
COAL (0.3%)
Coastal Corp.                            23,500        1,149
Eastern Enterprises                       4,500          159
Enron Corp.                              56,700        2,445
ENSERCH Corporation                      15,500          357
Panenergy Corp.                          33,700        1,517
                                                 ------------
    TOTAL                                              5,627
                                                 ------------
COMPUTERS & RELATED SERVICES (2.5%)
3COM Corporation                         38,700        2,840
*Amdahl Corporation                      27,000          327
*Apple Computer, Inc.                    27,700          578
*Ceridian Corp.                          15,400          624
Cisco Systems Incorporated              144,700        9,207
*Compaq Computer Corporation             60,300        4,477
*Data General Corporation                 8,700          126
Dell Computer Corp.                      40,100        2,130
*Digital Equipment Corporation           34,500        1,255
*EMC Corporation                         51,800        1,716
Hewlett-Packard Company                 226,600       11,387
International Business Machines
 Corp.                                  115,300       17,410
*Seagate Technology Inc.                 47,700        1,884
*Silicon Graphics                        39,000          995
*Sun Microsystems Inc.                   81,800        2,101
*Tandem Computers Inc.                   26,300  $       362
*Unisys Corporation                      39,000          263
                                                 ------------
    TOTAL                                             57,682
                                                 ------------
COMPUTER SOFTWARE (0.5%)
Autodesk, Inc.                           10,200          286
Bay Networks                             43,200          902
Cabletron Systems Inc.                   34,800        1,157
First Data Corporation                   99,700        3,639
Oracle Corporation                      146,500        6,116
Shared Medical Systems Corp.              5,200          256
                                                 ------------
    TOTAL                                             12,356
                                                 ------------
CONTAINERS (0.1%)
Ball Corporation                          6,800          177
Bemis Company, Inc.                      11,700          431
*Crown Cork & Seal Company, Inc.         28,600        1,555
*Tupperware Corporation                  13,900          745
                                                 ------------
    TOTAL                                              2,908
                                                 ------------
DIVERSIFIED (1.0%)
Alco Standard Corporation                29,000        1,497
Allied Signal Inc.                       63,000        4,221
Cognizant Corp.                          38,100        1,257
Corning Inc.                             51,300        2,373
Loews Corp.                              25,600        2,413
Minnesota Mining & Manufacturing
 Co.                                     93,100        7,716
Tenneco Inc.                             38,000        1,715
Textron Inc.                             18,400        1,734
Whitman Education Group Inc.             23,100          528
                                                 ------------
    TOTAL                                             23,454
                                                 ------------
DRUGS (3.5%)
Alza Corp.                               18,800          486
American Home Products Corporation      142,300        8,342
*Amgen Inc.                              58,900        3,203
Bristol-Myers Squibb Company            111,600       12,136
Eli Lilly & Company                     123,000        8,979
Merck & Co., Inc.                       268,600       21,287
Pfizer Inc.                             143,600       11,901
Pharmacia & Upjohn Inc.                 113,230        4,487
Schering-Plough Corporation              82,300        5,329
*Warner-Lambert Company                  60,400        4,530
                                                 ------------
    TOTAL                                             80,680
                                                 ------------
ELECTRICAL EQUIPMENT (2.1%)
Emerson Electric Co.                     50,000        4,837
General Electric Company                366,900       36,277
General Instrument Corp.                 30,500          659
W.W. Grainger, Inc.                      11,800          947
Honeywell Inc.                           28,200        1,854
Raychem Corp.                            10,000          801

BALANCED PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996

                                                    MARKET
                                                     VALUE
COMMON STOCK (54.1%)                   SHARES       (000'S)
-------------------------------------------------------------
Thomas & Betts Corporation               11,800  $       523
Westinghouse Electric Corporation        93,900        1,866
                                                 ------------
    TOTAL                                             47,764
                                                 ------------
ELECTRONICS (0.3%)
AMP Incorporated                         48,936        1,878
*Applied Materials Inc.                  40,100        1,441
Harris Corporation                        8,700          597
Intergraph Corp.                         10,600          109
*LSI Logic Corp.                         28,700          768
*National Semiconductor Corporation      30,900          753
Perkin-Elmer Corporation                  9,600          565
Tektronix, Inc.                           7,300          374
                                                 ------------
    TOTAL                                              6,485
                                                 ------------
ENVIRONMENTAL CONTROL (0.4%)
Browning-Ferris Industries Inc.          47,400        1,244
Johnson Controls Inc.                     9,200          762
Laidlaw Transportation Limited,
 Class B                                 69,900          804
Millipore Corp.                           9,600          397
Safety-Kleen Corp.                       13,000          213
Tyco International Ltd.                  34,900        1,845
WMX Technologies, Inc.                  108,100        3,527
                                                 ------------
    TOTAL                                              8,792
                                                 ------------
FINANCIAL SERVICES (1.5%)
H.F. Ahmanson & Company                  23,500          764
American Express Company                105,600        5,966
American General Corporation             45,300        1,852
Beneficial Corporation                   12,000          761
Dean Witter, Discover & Co.              35,850        2,375
Golden West Financial Corporation        12,800          808
Great Western Financial Corporation      30,700          890
Green Tree Financial Corp.               30,600        1,182
Household International Inc.             21,600        1,993
MBNA Corp.                               49,625        2,059
Marsh & McLennan Companies Inc.          16,000        1,664
Merrill Lynch & Co.                      36,700        2,991
Morgan Stanley Group Inc.                34,000        1,942
Salomon Inc.                             24,300        1,145
Transamerica Corporation                 14,800        1,169
Travelers Group Inc.                    142,726        6,476
                                                 ------------
    TOTAL                                             34,037
                                                 ------------
FOOD SERVICE/LODGING (0.6%)
Darden Restaurant Inc.                   35,100          307
HFS Incorporated                         28,700        1,715
Hilton Hotels Corporation                55,000        1,437
*ITT Corp.                               25,900        1,123
Luby's Cafeterias, Inc.                   5,400          107
Marriott International                   28,500  $     1,575
Mc Donald's Corporation                 155,500        7,036
*Ryan's Family Steak Houses, Inc.        11,300           78
*Shoney's Inc.                           10,800           76
Wendy's International, Inc.              28,800          590
                                                 ------------
    TOTAL                                             14,044
                                                 ------------
FOODS (1.6%)
Archer Daniels Midland Company          121,218        2,667
CPC International Corp.                  32,000        2,480
Campbell Soup Company                    52,100        4,181
Conagra Inc.                             53,600        2,667
General Mills, Inc.                      34,900        2,212
H.J. Heinz Company                       81,950        2,930
Hershey Foods Corp.                      34,200        1,496
Kellogg Company                          47,000        3,084
Pioneer Hi-Bred International            18,400        1,288
Quaker Oats Company                      30,300        1,155
Ralston Purina Group                     23,600        1,732
Sara Lee Corporation                    107,800        4,016
Unilever, N.V.                           35,700        6,256
Wm. Wrigley Jr. Company                  25,900        1,457
                                                 ------------
    TOTAL                                             37,621
                                                 ------------
HOUSEHOLD FURNITURE (0.2%)
Armstrong World Industries Inc.           9,200          639
Black & Decker Corporation               19,600          590
Maytag Corporation                       22,300          440
Newell Co.                               35,400        1,115
Rubbermaid, Inc.                         33,400          760
The Stanley Works                        19,800          535
Whirlpool Corporation                    16,600          774
                                                 ------------
    TOTAL                               156,300        4,853
                                                 ------------
INSURANCE (1.8%)
Aetna Inc.                               33,593        2,687
Alexander & Alexander Services           10,100          175
Allstate Corporation                     99,047        5,732
American International Group, Inc.      104,650       11,328
Aon Corporation                          24,100        1,497
CIGNA Corporation                        16,800        2,295
The Chubb Corporation                    38,800        2,086
General Re Corporation                   18,400        2,903
ITT Hartford Group                       26,200        1,768
Jefferson-Pilot Corp.                    15,850          898
Lincoln National Corporation             23,200        1,218
MBIA Incorporated                         9,600          972
MGIC Investment Corp.                    13,100          996
Providian Corporation                    20,900        1,074
SAFECO Inc.                              28,100        1,108
St. Paul Companies, Inc.                 18,500        1,085
Torchmark Corporation                    15,700          793
UNUM Corporation                         16,300        1,178

BALANCED PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996

                                                    MARKET
                                                     VALUE
COMMON STOCK (54.1%)                   SHARES       (000'S)
-------------------------------------------------------------
INSURANCE (CONTINUED)
USF&G Corp.                              25,800  $       538
USLIFE Corporation                        7,650          254
                                                 ------------
    TOTAL                                             40,585
                                                 ------------
LEISURE RELATED (0.7%)
Brunswick Corporation                    21,900          526
Walt Disney Company                     151,136       10,523
Fleetwood Enterprises, Inc.               7,900          217
Harrahs Entertainment                    22,900          455
Hasbro Inc.                              19,200          746
*King World Productions, Inc.             8,300          306
Mattel, Inc.                             60,560        1,681
*Viacom Incorporated                     78,856        2,750
                                                 ------------
    TOTAL                                             17,204
                                                 ------------
MACHINERY/EQUIPMENT (0.7%)
Briggs & Stratton Corporation             6,400          282
Caterpillar Inc.                         42,700        3,213
Cincinnati Milacron Inc.                  8,900          195
Cooper Industries, Inc.                  24,100        1,015
Cummins Engine Company, Inc.              8,800          405
Deere & Company                          57,600        2,340
Dover Corporation                        25,100        1,261
Foster Wheeler Corporation                9,100          338
General Signal Corporation               11,100          475
Giddings & Lewis Company                  7,400           95
Harnischfeger Industries, Inc.           10,900          525
Illinois Tool Works Inc.                 27,600        2,205
Ingersoll-Rand Company                   24,400        1,086
NACCO Industries, Inc.                    1,800           96
Pall Corporation                         25,666          654
Parker-Hannifin Corporation              16,600          643
Timken Company                            7,000          321
TRINOVA Corp.                             6,200          226
                                                 ------------
    TOTAL                                             15,375
                                                 ------------
MEDIA (0.4%)
Comcast Corp.                            72,750        1,296
Tele-Communications, Inc.               148,000        1,933
Time Warner Inc.                        126,700        4,751
*U.S. West Media Group                  139,200        2,575
                                                 ------------
    TOTAL                                             10,555
                                                 ------------
MEDICAL PRODUCTS/SUPPLIES (1.6%)
Abbott Laboratories Inc.                173,100        8,785
Allergan Incorporated                    14,600          520
Allergan Incorporated-Warrants              463            0
C.R. Bard, Inc.                          12,700          356
Bausch & Lomb Inc.                       12,400          434
Baxter International Inc.                60,800        2,493
Becton, Dickinson & Company              27,700        1,201
*Biomet, Inc.                            25,800          390
*Boston Scientific Corp.                 39,600        2,376
*Guidant Corp.                           16,500          941
Johnson & Johnson                       296,700  $    14,761
Medtronic, Incorporated                  53,400        3,631
*St. Jude Medical, Inc.                  18,050          769
U.S. Surgical Corporation                14,000          551
                                                 ------------
    TOTAL                                             37,208
                                                 ------------
MEDICAL SERVICES (0.4%)
*Beverly Enterprises, Inc.               22,100          282
Columbia/HCA Healthcare Corporation     149,550        6,094
Humana, Inc.                             36,200          692
Manor Care, Inc.                         14,000          378
*Tenet Healthcare Corp.                  48,400        1,059
United Healthcare Corp.                  41,000        1,845
                                                 ------------
    TOTAL                                             10,350
                                                 ------------
METALS & MINING (0.6%)
Alcan Aluminum Limited                   50,400        1,694
Aluminum Co. of America                  38,600        2,461
ASARCO, Inc.                              9,500          236
Barrick Gold Corporation                 79,600        2,288
Battle Mountain Gold Company             50,100          344
Cyprus Minerals Co.                      20,800          486
Echo Bay Mines Limited Co.               31,100          206
Freeport-McMoRan Copper & Gold Inc.      43,100        1,288
Homestake Mining Company                 32,700          466
Inco Limited                             37,500        1,195
Newmont Mining Corporation               22,189          993
Phelps Dodge Corporation                 14,400          972
Placer Dome Incorporated                 53,400        1,161
Reynolds Metals Company                  14,200          801
Santa Fe Pacific Gold Corporation        29,340          451
                                                 ------------
    TOTAL                                             15,042
                                                 ------------
OFFICE EQUIPMENT-SERVICES (1.6%)
Automatic Data Processing, Inc.          64,700        2,774
Computer Associates International
 Inc.                                    81,275        4,043
*Computer Sciences Corp.                 16,900        1,388
*Microsoft Corporation                  266,300       22,003
Moore Corporation Ltd.                   22,300          454
*Novell, Inc.                            76,600          725
Pitney Bowes Inc.                        33,100        1,804
Xerox Corporation                        72,300        3,805
                                                 ------------
    TOTAL                                             36,996
                                                 ------------
OIL & GAS-DOMESTIC (1.1%)
Amerada Hess Corporation                 20,800        1,204
Amoco Company                           110,800        8,919
Ashland, Inc.                            14,400          632
Atlantic Richfield Company               35,800        4,743
Kerr-McGee Corporation                   10,800          778
Louisiana Land & Exploration Co.          7,600          408

BALANCED PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996

                                                    MARKET
                                                     VALUE
COMMON STOCK (54.1%)                   SHARES       (000'S)
-------------------------------------------------------------
OIL & GAS - DOMESTIC (CONTINUED)
Occidental Petroleum Corporation         73,300  $     1,713
*ORYX Energy Company                     23,400          579
Pennzoil Company                         10,400          588
Phillips Petroleum Company               58,600        2,593
*Santa Fe Energy Resources, Inc.         20,200          280
Sun Company, Inc.                        16,300          397
USX-U S Steel Group Inc.                 18,800          590
Unocal Corp.                             55,800        2,267
                                                 ------------
    TOTAL                                             25,691
                                                 ------------
OIL & GAS-INTERNATIONAL (3.2%)
Chevron Corp.                           145,400        9,451
Exxon Corporation                       276,700       27,117
Mobil Corporation                        87,800       10,734
Royal Dutch Petroleum Co., ADR          119,500       20,405
Texaco Inc.                              58,900        5,780
                                                 ------------
    TOTAL                               688,300       73,487
                                                 ------------
OIL & GAS-PROGRAMS (0.1%)
Union Pacific Resource Group             55,658        1,628
                                                 ------------
OIL FIELD SERVICES (0.5%)
Baker Hughes Inc.                        32,200        1,111
Burlington Resource Inc.                 27,800        1,400
Dresser Industries, Inc.                 39,200        1,215
Halliburton Company                      27,900        1,681
Helmerich & Payne, Inc.                   5,500          287
McDermott International, Inc.            12,200          203
*Rowan Companies, Inc.                   19,100          432
Schlumberger Limited                     54,900        5,483
*Western Atlas International Inc.        12,000          851
                                                 ------------
    TOTAL                                             12,663
                                                 ------------
PAPER/FOREST PRODUCTS(0.8%)
Boise Cascade Corporation                10,800          343
Champion International                   21,300          921
Georgia-Pacific Corp.                    20,400        1,469
International Paper Company              66,900        2,701
James River Corp of Virginia             19,200          636
Kimberly-Clark Corporation               62,966        5,998
Louisiana-Pacific Corporation            24,200          511
Mead Corp.                               11,600          674
Potlatch Corporation                      6,400          275
Stone Container Corporation              22,100          329
Temple-Inland Inc.                       12,300          666
Union Camp Corporation                   15,500          740
Westvaco Corporation                     22,650          651
Weyerhaeuser Company                     44,200        2,094
Willamette Industries Inc.               12,300          864
                                                 ------------
    TOTAL                                             18,872
                                                 ------------
PHOTO & OPTICAL (0.3%)
Eastman Kodak Company                    74,300  $     5,963
Polaroid Corporation                     10,100          439
                                                 ------------
    TOTAL                                              6,402
                                                 ------------
PRINTING & PUBLISHING (0.5%)
American Greetings Corp.                 16,700          474
Deluxe Corp.                             18,400          603
R.R. Donnelley & Sons Company            33,500        1,051
Dow Jones & Company, Inc.                21,500          728
Dun & Bradstreet Corporation             37,900          900
Gannet Company Inc.                      31,400        2,351
Harcourt General                         15,800          729
John H. Harland Company                   6,900          228
Jostens, Inc.                             8,600          182
Knight-Ridder Inc.                       20,900          799
McGraw-Hill Companies Inc.               22,200        1,024
Meredith Corporation                      6,000          317
New York Times Company                   21,600          821
Times Mirror Company                     22,000        1,095
Tribune Company                          13,700        1,081
                                                 ------------
    TOTAL                                             12,383
                                                 ------------
PROFESSIONAL SERVICES (0.1%)
H & R Block, Inc.                        23,200          673
Interpublic Group of Cos. Inc.           18,100          860
National Service Industry, Inc.          10,600          396
Service Corporation International        52,500        1,470
                                                 ------------
    TOTAL                                              3,399
                                                 ------------
RAILROADS (0.5%)
Burlington Northern Santa Fe Co.         34,033        2,940
CSX Corporation                          48,300        2,041
Conrail Incorporated                     17,896        1,783
Norfolk Southern Corporation             27,900        2,441
Union Pacific Corporation                54,500        3,277
                                                 ------------
    TOTAL                                             12,482
                                                 ------------
RETAIL-FOOD (0.4%)
Albertson's, Inc.                        56,200        2,002
American Stores Co.                      32,500        1,328
Fleming Companies, Inc.                   8,400          145
Giant Food Inc.                          13,300          459
Great Atlantic & Pacific Tea Co.,
 Inc.                                     8,500          271
*The Kroger Company                      28,100        1,307
Supervalue Inc.                          15,000          426
Sysco Corporation                        39,900        1,302
Winn-Dixie Stores, Inc.                  33,700        1,066
                                                 ------------
    TOTAL                                              8,306
                                                 ------------
RETAIL-GENERAL (2.2%)
*CUC International Inc.                  87,675        2,082
CVS Corporation                          70,700        2,925
*Charming Shoppes Incorporated           23,400          118

BALANCED PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996

                                                    MARKET
                                                    VALUE
COMMON STOCK (54.1%)                   SHARES      (000'S)
-------------------------------------------------------------
Circuit City Stores, Inc.                21,800  $       657
Dayton Hudson Corporation                48,300        1,896
Dillard Department Stores, Inc.          25,300          781
*Federated Department Stores, Inc.       46,300        1,580
The Gap, Inc.                            63,200        1,904
Home Depot, Inc.                        107,067        5,367
K Mart Corporation                      107,800        1,118
The Limited Inc.                         60,400        1,110
Longs Drug Stores Corp.                   4,300          211
Lowe's Companies, Inc.                   38,500        1,367
May Department Stores Company            56,100        2,623
Mercantile Stores Company                 8,200          405
Nordstrom, Inc.                          18,100          641
J.C. Penney Company Inc.                 51,400        2,506
Pep Boys - Manny, Moe & Jack             13,900          427
*Price/Costco, Inc.                      43,851        1,102
Rite Aid Corporation                     27,300        1,085
Sears, Roebuck & Company                 87,200        4,022
TJX Companies, Inc.                      17,300          820
Tandy Corporation                        13,000          572
*Toys 'R' Us                             61,100        1,833
Wal-mart Stores Inc.                    511,100       11,691
Walgreen Company                         54,800        2,192
Woolworth Corp.                          29,700          650
                                                 ------------
    TOTAL                                             51,685
                                                 ------------
SOAPS & TOILETRIES (1.3%)
Alberto-Culver Company                    6,200          298
Avon Products, Inc.                      29,600        1,691
Clorox Company                           11,500        1,154
Colgate-Palmolive Co.                    32,700        3,016
Gillette Company                         99,400        7,728
International Flavors & Fragrances,
 Inc.                                    24,700        1,112
Procter & Gamble Company                152,000       16,340
                                                 ------------
    TOTAL                                             31,339
                                                 ------------
STEEL (0.2%)
Allegheny Teledyne Inc.                  38,862          894
*Armco Inc.                              23,800           98
*Bethlehem Steel Corporation             24,800          223
Inland Steel Industries, Inc.            10,900          218
Nucor Corp.                              19,500          995
USX-Marathon Group                       64,100        1,530
Worthington Industries                   20,200          366
                                                 ------------
    TOTAL                                              4,324
                                                 ------------
TECHNOLOGY (1.2%)
Advanced Micro Devices, Inc.             30,400          783
Intel Corp.                             182,800       23,935
Micron Technology                        46,500        1,354
Texas Instruments Incorporated           42,300        2,697
                                                 ------------
    TOTAL                                             28,769
                                                 ------------
TELECOMMUNICATIONS (1.0%)
*Andrew Corporation                      13,475  $       715
*DSC Communications Corp.                26,100          467
Lucent Technologies Inc.                141,843        6,560
Motorola, Inc.                          132,100        8,108
Northern Telecom Limited                 57,600        3,564
Scientific-Atlanta, Inc.                 17,200          258
*Tellabs Inc.                            39,900        1,501
*WorldCom Inc.                           91,200        2,377
                                                 ------------
    TOTAL                                             23,550
                                                 ------------
TOBACCO (1.0%)
American Brands Inc.                     37,900        1,881
Philip Morris Companies, Inc.           181,500       20,441
UST Incorporated                         41,500        1,344
                                                 ------------
    TOTAL                                             23,666
                                                 ------------
TRUCKING-SHIPPING (0.1%)
Caliber System, Inc.                      8,700          167
*Federal Express Corp.                   25,400        1,130
Ryder System, Inc.                       18,200          512
                                                 ------------
    TOTAL                                              1,809
                                                 ------------
UTILITY-ELECTRIC (1.6%)
American Electric Power Co. Inc.         41,800        1,719
Baltimore Gas & Electric Co.             32,900          880
Carolina Power & Light Company           33,700        1,230
Central & South West Corporation         47,000        1,204
Cinergy Corporation                      35,105        1,172
Consolidated Edison Co. of New York      52,400        1,533
DTE Energy Company                       32,300        1,046
Dominion Resources Inc.                  40,100        1,544
Duke Power Company                       44,900        2,077
Edison International                     96,500        1,918
Entergy Corporation                      51,500        1,429
FPL Group, Inc.                          40,800        1,877
GPU, Inc.                                80,700        2,714
Houston Industries Incorporated          52,200        1,181
*Niagara Mohawk Power Corporation        32,200          318
Northern States Power Company            15,400          706
Ohio Edison Company                      34,000          774
PECO Energy Company                      49,600        1,252
P P & L Resources, Inc.                  36,200          833
Pacific Enterprises                      19,000          577
Pacific Gas & Electric Co.               91,900        1,930
PacifiCorp                               65,700        1,347
Public Service Enterprise Group,
 Inc.                                    53,100        1,447
Southern Company                        150,100        3,396
Texas Utilities Company                  50,000        2,037
UNICOM Corp.                             48,100        1,305

BALANCED PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996

                                                   MARKET
                                                    VALUE
COMMON STOCK (54.1%)                   SHARES      (000'S)
-------------------------------------------------------------
Union Electric Company                   22,800  $       878
                                                 ------------
    TOTAL                                             38,324
                                                 ------------
UTILITY-GAS (0.2%)
Columbia Gas System Inc.                 12,300          783
Consolidated Natural Gas Co.             21,100        1,166
Nicor Inc.                               11,100          397
Noram Energy Corporation                 30,600          470
ONEOK, Inc.                               6,100          183
Peoples Energy Corporation                7,800          264
Sonat Inc.                               19,200          989
Williams Companies Inc.                  34,950        1,311
                                                 ------------
    TOTAL                                              5,563
                                                 ------------
UTILITY-TELEPHONE (3.4%)
AT&T Corporation                        361,000       15,703
Airtouch Communications Inc.            111,700        2,820
ALLTEL Corporation                       42,200        1,324
Ameritech Corporation                   122,400        7,420
Bell Atlantic Corporation                97,500        6,313
Bellsouth Corporation                   221,400        8,939
GTE Corporation                         214,300        9,751
MCI Communications Corporation          152,600        4,988
NYNEX Corp.                              98,000        4,716
Pacific Telesis Group                    95,400        3,506
SBC Communications Incorporated         134,500        6,960
Sprint Corporation                       95,900        3,824
U S West Inc.                           106,400        3,431
                                                 ------------
    TOTAL                                             79,695
                                                 ------------
    TOTAL COMMON STOCK                             1,256,996
                                                 ------------
                                                     MARKET
                                                      VALUE
PREFERRED STOCKS (0.0%)                  SHARES      (000'S)
--------------------------------------------------------------
DRUGS (0.0%)
Fresenius National Medical Care            21,900  $        3
                                                   -----------
INSURANCE (0.0%)
Aetna Incorporated                          2,599         206
                                                   -----------
    TOTAL PREFERRED STOCK                                 209
                                                   -----------
                                                     MARKET
                                                      VALUE
BONDS (30.0%)                             PAR        (000'S)
--------------------------------------------------------------
AEROSPACE (0.4%)
Lockheed Corporation, 6 3/4%,
 3/15/03                              $ 5,000,000  $    4,983
Northrop Grumman Corporation,
 7 3/4%, 3/1/16                         4,000,000       4,024
                                                   -----------
    TOTAL                                               9,007
                                                   -----------
AUTO RELATED (1.0%)
Electronic Data Systems Corporation,
 8.8%, 3/1/21                         $ 6,500,000  $    7,492
Hertz Corp, 9.04%, 6/14/00              4,100,000       4,417
Team Fleet Financing Corporation,
 6.65%, 12/15/02(144A)                 11,800,000      11,708
                                                   -----------
    TOTAL                                              23,617
                                                   -----------
AUTO-TRUCK (0.2%)
Daimler-Benz Vehicle Trust, 5.85%,
 7/20/03                                4,603,541       4,602
                                                   -----------
BANKS (1.8%)
BT Institutional Capital Trust,
 7 3/4%, 12/1/26(144A)                 12,000,000      11,451
Chase Capital I, 7.67%, 12/1/26         1,500,000       1,474
First Chicago Capital Trust, 7.95%,
 12/1/26(144A)                          1,500,000       1,470
First Security Corporation, 8.41%,
 12/15/26(144A)                         4,000,000       4,107
JPM Capital Trust I, 7.54%, 1/15/27     4,000,000       3,912
Natwest Capital Corporation,
 12 1/8%, 11/15/02                     10,450,000      10,955
Security Capital Industrial Trust,
 7.3%, 5/15/01                          8,000,000       7,989
                                                   -----------
    TOTAL                                              41,358
                                                   -----------
BEVERAGES (0.5%)
Coca-Cola Enterprises, Inc., 8%,
 1/4/05                                10,000,000      10,820
                                                   -----------
CHEMICALS (0.5%)
Dow Capital B.V., 8 1/2%, 6/8/10        8,200,000       9,205
Nova Chemicals Ltd, 7 1/4%,
 8/15/28(144A)                          3,000,000       3,000
                                                   -----------
    TOTAL                                              12,205
                                                   -----------
CMO & LOAN BACKED CERTIFICATES (7.2%)
CIT RV Owner Trust, 6 1/4%, 1/15/11     4,437,102       4,432
Federal Home Loan Mortgage Corp.,
 7 1/2%, 6/1/26                         1,179,126       1,181
Federal Home Loan Mortgage Corp.,
 7 1/2%, 8/1/26                           833,831         835
Federal Home Loan Mortgage Corp.,
 7 1/2%, 9/1/26                         2,525,026       2,528
Federal Home Loan Mortgage Corp.,
 7 1/2%, 9/1/26                         2,513,834       2,517
Federal Home Loan Mortgage Corp.,
 7 1/2%, 9/1/26                         6,885,532       6,894
Federal Home Loan Mortgage Corp.,
 7 1/2%, 10/1/26                        1,278,565       1,280
Federal Home Loan Mortgage Corp.,
 7 1/2%, 9/1/26                         3,023,856       3,028
Federal Home Loan Mortgage Corp.,
 7 1/2%, 9/1/26                        15,650,947      15,671

BALANCED PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996

                                                     MARKET
                                                      VALUE
BONDS (30.0%)                             PAR        (000'S)
--------------------------------------------------------------
CMO & LOAN BACKED CERTIFICATES (CONTINUED)
Federal Home Loan Mortgage Corp.,
 7 1/2%, 9/1/26                       $   577,387  $      578
Federal Home Loan Mortgage Corp.,
 6 1/2%, 2/1/11                         5,565,073       5,468
Federal Home Loan Mortgage Corp.,
 6 1/2%, 4/1/11                         5,318,155       5,225
Federal Home Loan Mortgage Corp.,
 7 1/4%, 4/15/18                        8,748,196       8,815
Federal Home Loan Mortgage Corp.,
 7%, 3/15/07                            7,250,000       7,235
Federal Home Loan Mortgage Corp.,
 6 1/2%, 4/1/11                        12,463,803      12,246
Federal Home Loan Mortgage Corp.,
 6%, 7/15/07                           19,250,000      18,692
Federal Home Loan Mortgage Corp.,
 7 1/2%, 5/1/26                           496,254         497
Federal National Mortgage Assoc.,
 6 3/4%, 12/25/23                       6,500,000       6,147
Federal National Mortgage Assoc.,
 8.4%, 2/25/09                         10,910,000      11,489
Federal National Mortgage Assoc.,
 7%, 4/1/26                            27,659,036      27,063
Federal National Mortgage Assoc.,
 7%, 6/1/03                             8,011,091       7,838
Federal National Mortgage Assoc.,
 7%, 6/1/03                             6,859,997       6,712
Premier Auto Trust, 6.65%, 4/2/98       4,395,790       4,409
Rural Housing Trust 1987-1, 6.33%,
 4/1/26                                 8,360,448       8,194
                                                   -----------
    TOTAL                                             168,974
                                                   -----------
FEDERAL GOVERNMENT & AGENCIES (11.0%)
Goverment National Mortgage Assoc.,
 7%, 12/15/26                           7,187,896       7,064
Goverment National Mortgage Assoc.,
 7%, 9/15/23                              105,187         103
Goverment National Mortgage Assoc.,
 7%,10/15/23                              194,801         191
Goverment National Mortgage Assoc.,
 7 1/2%, 8/15/24                          884,096         887
Goverment National Mortgage Assoc.,
 7%, 9/15/23                               22,503          22
Goverment National Mortgage Assoc.,
 7%, 7/15/23                              729,789         717
Goverment National Mortgage Assoc.,
 7%, 5/15/23                            8,666,586       8,518
Goverment National Mortgage Assoc.,
 7%, 5/15/23                            6,185,618       6,079
Goverment National Mortgage Assoc.,
 7%, 6/15/23                              291,685         287
Goverment National Mortgage Assoc.,
 7%,10/15/23                               28,515          28
Goverment National Mortgage Assoc.,
 7%, 5/15/23                              203,959         200
Goverment National Mortgage Assoc.,
 7 1/2%, 1/15/24                          202,019         203
Goverment National Mortgage Assoc.,
 7%, 7/15/23                              723,852         711
Goverment National Mortgage Assoc.,
 8 1/2%, 2/15/25                           98,671         103
Goverment National Mortgage Assoc.,
 7%, 8/15/23                               28,989          28
Goverment National Mortgage Assoc.,
 8 1/2%, 7/15/24                          184,028         192
Goverment National Mortgage Assoc.,
 7%, 6/15/23                              686,360         675
Goverment National Mortgage Assoc.,
 7%, 7/15/23                               58,075          57
Goverment National Mortgage Assoc.,
 7%,10/15/23                              139,685         137
Goverment National Mortgage Assoc.,
 7%, 9/15/23                              635,325         624
Goverment National Mortgage Assoc.,
 7 1/2%, 5/15/24                          925,312         929
Goverment National Mortgage Assoc.,
 7%,10/15/23                              104,293         102
Goverment National Mortgage Assoc.,
 7 1/2%, 1/15/24                        1,030,704       1,035
Goverment National Mortgage Assoc.,
 7%, 11/15/23                             706,058         694
Goverment National Mortgage Assoc.,
 7%, 11/15/23                             745,487         733
Goverment National Mortgage Assoc.,
 8 1/2%, 2/15/25                           16,334          17
Goverment National Mortgage Assoc.,
 7%, 11/15/23                             520,301         511
Goverment National Mortgage Assoc.,
 7%, 9/15/23                               34,562          34
Goverment National Mortgage Assoc.,
 8 1/2%, 7/15/24                          198,576         207
Goverment National Mortgage Assoc.,
 8 1/2%, 4/15/26                          850,992         888
Goverment National Mortgage Assoc.,
 7%, 10/15/23                              98,922          97
Goverment National Mortgage Assoc.,
 8 1/2%, 11/15/24                         183,555         191
Goverment National Mortgage Assoc.,
 8 1/2%, 1/15/25                           18,647          19
Goverment National Mortgage Assoc.,
 7 1/2%, 11/15/24                         988,390         992
Goverment National Mortgage Assoc.,
 7 1/2%, 2/15/24                        1,541,156       1,547
Goverment National Mortgage Assoc.,
 7 1/2%, 3/15/24                        1,414,953       1,420

BALANCED PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996

                                                     MARKET
                                                      VALUE
BONDS (30.0%)                             PAR        (000'S)
--------------------------------------------------------------
FEDERAL GOVERNMENT & AGENCIES (CONTINUED)
Goverment National Mortgage Assoc.,
 7 1/2%, 8/15/24                      $   971,015  $      975
Goverment National Mortgage Assoc.,
 8 1/2%, 3/15/26                           15,156          16
Goverment National Mortgage Assoc.,
 8 1/2%, 1/15/26                          843,469         880
Goverment National Mortgage Assoc.,
 7 1/2%, 5/15/24                        1,308,075       1,313
Goverment National Mortgage Assoc.,
 7 1/2%, 4/15/24                          879,325         883
Goverment National Mortgage Assoc.,
 7 1/2%, 5/15/24                        1,268,637       1,273
Goverment National Mortgage Assoc.,
 8 1/2%, 6/15/24                           21,557          22
Goverment National Mortgage Assoc.,
 8 1/2%, 1/15/25                           50,949          53
Goverment National Mortgage Assoc.,
 7 1/2%, 6/15/24                        1,325,694       1,331
Goverment National Mortgage Assoc.,
 7 1/2%, 8/15/24                          978,520         982
Goverment National Mortgage Assoc.,
 8 1/2%, 1/15/25                          118,658         124
Goverment National Mortgage Assoc.,
 7 1/2%, 8/15/24                        1,049,997       1,054
Goverment National Mortgage Assoc.,
 8 1/2%, 8/15/24                          178,771         187
Goverment National Mortgage Assoc.,
 7 1/2%, 6/15/24                           35,611          36
Goverment National Mortgage Assoc.,
 8 1/2%, 5/15/26                          923,441         963
Goverment National Mortgage Assoc.,
 8 1/2%, 5/15/26                          806,647         842
Goverment National Mortgage Assoc.,
 8 1/2%, 5/15/26                          682,625         712
Goverment National Mortgage Assoc.,
 8 1/2%, 9/15/24                          302,700         316
Goverment National Mortgage Assoc.,
 8%, 4/15/26                           33,318,097      33,984
Goverment National Mortgage Assoc.,
 8 1/2%, 4/15/26                          140,756         147
Goverment National Mortgage Assoc.,
 8 1/2%, 2/15/25                           41,364          43
Goverment National Mortgage Assoc.,
 8 1/2%,12/15/24                           25,266          26
Goverment National Mortgage Assoc.,
 8 1/2%, 2/15/25                           42,427          44
Goverment National Mortgage Assoc.,
 8 1/2%, 1/15/26                           27,014          28
Goverment National Mortgage Assoc.,
 8 1/2%, 3/15/26                           25,291          26
Goverment National Mortgage Assoc.,
 8 1/2%, 1/15/26                           62,449          65
Goverment National Mortgage Assoc.,
 8 1/2%, 2/15/26                           45,636          48
Goverment National Mortgage Assoc.,
 8 1/2%, 5/15/26                          462,390         482
Goverment National Mortgage Assoc.,
 8 1/2%, 4/15/26                          926,761         967
Goverment National Mortgage Assoc.,
 8 1/2%, 4/15/26                           78,886          82
Goverment National Mortgage Assoc.,
 8 1/2%, 4/15/26                          890,665         929
Goverment National Mortgage Assoc.,
 8 1/2%, 4/15/26                           91,390          95
Goverment National Mortgage Assoc.,
 8 1/2%, 5/15/26                           37,168          39
Goverment National Mortgage Assoc.,
 8 1/2%, 5/15/26                          855,776         893
Goverment National Mortgage Assoc.,
 8 1/2%, 9/15/22                           15,555          16
Goverment National Mortgage Assoc.,
 8 1/2%,10/15/22                          210,285         219
Goverment National Mortgage Assoc.,
 7%, 5/15/23                              449,340         442
Goverment National Mortgage Assoc.,
 8 1/2%, 9/15/21                          184,067         192
Goverment National Mortgage Assoc.,
 8 1/2%, 7/15/21                          157,482         164
Goverment National Mortgage Assoc.,
 8 1/2%, 5/15/22                            8,580           9
Goverment National Mortgage Assoc.,
 8 1/2%, 10/15/22                          11,955          12
Goverment National Mortgage Assoc.,
 8 1/2%, 9/15/22                          183,944         192
Goverment National Mortgage Assoc.,
 8 1/2%, 10/15/22                          45,824          48
Goverment National Mortgage Assoc.,
 8 1/2%,12/15/22                           51,407          54
Goverment National Mortgage Assoc.,
 8 1/2%,11/15/22                           24,480          26
U.S. Treasury, 6 3/4%, 8/15/26         13,100,000      13,190
U.S. Treasury, 6 1/2%, 11/15/26        12,000,000      11,775
U.S. Treasury, 6 3/8%, 5/15/99        110,700,000     111,669
U.S. Treasury, 7%, 7/15/06             28,050,000      29,146
                                                   -----------
    TOTAL                                             253,256
                                                   -----------
FINANCE COMPANIES (0.3%)
Associates Corp. of North America,
 7.95%, 2/15/10                         5,550,000       6,056
                                                   -----------
FINANCIAL SERVICES (0.7%)
Eaglemark Trust, 6 3/4%,
 11/15/02(144A)                         8,184,312       8,266
Union Planters Capital Trust A,
 8.2%, 12/15/26(144A)                   4,000,000       3,964

BALANCED PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996

                                                     MARKET
                                                      VALUE
BONDS (30.0%)                             PAR        (000'S)
--------------------------------------------------------------
FINANCIAL SERVICES (CONTINUED)
General Motors Acceptance Corp.,
 6 5/8%, 10/1/02                      $ 5,000,000  $    4,952
                                                   -----------
    TOTAL                                              17,182
                                                   -----------
FOREIGN GOVERNMENT BONDS (0.4%)
Goverment Trust Certificates -
 Greece, 8%, 5/15/98                    1,470,411       1,488
Province of Quebec, 6 1/2%, 1/17/06     7,500,000       7,238
                                                   -----------
    TOTAL                                               8,726
                                                   -----------
MEDIA (1.2%)
News America Holdings Inc., 7 1/2%,
 3/1/00                                 6,500,000       6,633
News America Holdings Inc., 8.45%,
 8/1/34                                10,000,000      10,896
Tele Communications, Inc., 7 3/8%,
 2/15/00                                8,000,000       8,030
Time Warner Entertainment Inc.,
 8 5/8%, 10/1/12                        1,500,000       1,648
Time Warner Entertainment Inc.,
 7 1/4%, 9/1/08                         1,500,000       1,458
                                                   -----------
    TOTAL                                              28,665
                                                   -----------
PAPER/FOREST PRODUCTS (0.3%)
Crown Cork & Seal Finance Plc,
 6 3/4%, 12/15/03                       8,000,000       7,939
                                                   -----------
RETAIL-GENERAL (0.2%)
May Department Stores Company,
 7.45%, 10/15/16                        4,000,000       4,024
                                                   -----------
TOBACCO (0.6%)
Nabisco Inc., 8%, 1/15/00               3,500,000       3,630
RJR Nabisco Inc., 8 5/8%, 12/1/02       4,000,000       4,034
Philip Morris Companies, 9 1/4%,
 2/15/00                                1,000,000       1,074
Philip Morris Companies, 7 1/4%,
 1/15/03                                5,000,000       5,062
                                                   -----------
    TOTAL                                              13,800
                                                   -----------
UTILITY-ELECTRIC (3.4%)
Atlantic City Electric Company,
 6 5/8%, 8/1/13                         4,000,000       3,728
Beaver Valley Funding Corp.,
 8 1/4%, 6/1/03                         5,500,000       5,528
Cleveland Electric Illum Co.,
 7 3/8%, 6/1/03                         2,000,000       1,964
UNICOM Corp., 6 1/2%, 4/15/00           4,000,000       3,982
Dayton Power & Light Company, 8.15%,
 1/15/26                                5,750,000       6,046
Long Island Lighting Co., 9 5/8%,
 7/1/24                                 1,500,000       1,544
Long Island Lighting Co., 8 5/8%,
 4/15/04                                2,700,000       2,798
Ohio Edison Company, 7 3/8%, 9/15/02    3,665,000       3,703
Pacific Gas & Electric Co., 7 1/4%,
 3/1/26                                 9,050,000       8,722
Pacific Gas & Electric Co., 5 3/8%,
 8/1/98                                 5,000,000       4,945
PECO Energy Company, 7 1/2%, 1/15/99    4,250,000       4,343
PECO Energy Company, 7 3/4%, 3/1/23     8,850,000       8,620
Public Service Electric & Gas,
 6 7/8%, 1/1/03                         9,000,000       8,991
Southern California Edison Co.,
 7 1/4%, 3/1/26                        10,000,000       9,541
Texas Utilities Electric Co.,
 7 7/8%, 3/1/23                         4,000,000       3,984
                                                   -----------
    TOTAL                                              78,439
                                                   -----------
UTILITY-GAS (0.3%)
Columbia Gas System Inc., 7.32%,
 11/28/10                               7,571,000       7,440
                                                   -----------
    TOTAL BONDS                                       696,110
                                                   -----------
                                                   MARKET
                                                    VALUE
MONEY MARKET INVESTMENTS (15.9%)       PAR         (000'S)
-------------------------------------------------------------
CHEMICALS (0.7%)
E.I. du Pont de Nemours & Co.,
 5.27%, 1/22/97                    $16,800,000  $     16,747
                                                -------------
DRUGS (1.1%)
+ Pfizer Inc., 5.3%, 3/12/97        25,000,000        24,734
                                                -------------
FEDERAL GOVERNMENT & AGENCIES (0.1%)
+ U.S. Treasury, 4.98%, 5/1/97       2,000,000         1,965
                                                -------------
FINANCE COMPANIES (3.1%)
Associates Corp. of North
 America, 6 7/8%, 1/15/97            7,800,000         7,803
Avco Financial Services Inc.,
 5 7/8%, 10/15/97                    6,800,000         6,802
Ford Motor Credit Company, 5.33%,
 1/17/97                            25,000,000        24,941
Ford Motor Credit Company,
 5 5/8%, 3/3/97                      9,000,000         9,000
Sears Roebuck Acceptance Corp.,
 5.31%, 2/12/97                     25,000,000        24,841
                                                -------------
    TOTAL                                             73,387
                                                -------------
FINANCIAL SERVICES (7.4%)
BAT Capital Corporation, 5.42%,
 2/14/97                            25,000,000        24,834
Beneficial Corporation 6.86%,
 11/19/97                            7,800,000         7,867
Beneficial Corporation 9 3/8%,
 7/28/97                             5,000,000         5,104

BALANCED PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996

                                                   MARKET
                                                    VALUE
MONEY MARKET INVESTMENTS (15.9%)       PAR         (000'S)
-------------------------------------------------------------
FINANCIAL SERVICES (CONTINUED)
CIT Group, 5.39%, 1/10/97          $25,000,000  $     24,966
General Electric Capital Corp.
 5.34%, 1/31/97                     25,000,000        24,889
+ General Motors Acceptance Corp.
 5.34%, 1/27/97                     25,000,000        24,903
General Motors Acceptance Corp.,
 8 3/8%, 5/1/97                      3,000,000         3,025
Household Finance Corporation,
 5.54%, 1/3/97                      25,000,000        24,992
Paccar Financial Corporation,
 6.75%, 1/2/97                       6,700,000         6,699
Xerox Credit Corporation, 5.28%,
 3/5/97                             25,000,000        24,760
                                                -------------
    TOTAL                                            172,039
                                                -------------
FOODS (1.0%)
H.J. Heinz Company, 5.4%, 1/13/97   24,000,000        23,957
                                                -------------
OFFICE EQUIPMENT (1.4%)
International Business Machines,
 5.3%, 1/13/97                      25,000,000        24,955
International Business Machines,
 6 3/8%, 11/1/97                     7,000,000         7,028
                                                -------------
    TOTAL                                             31,983
                                                -------------
RETAIL-GENERAL (1.1%)
J.C. Penney Funding Corporation,
 5.31%, 1/8/97                      25,000,000        24,974
                                                -------------
    TOTAL MONEY MARKET
     INVESTMENTS                                     369,786
                                                -------------
    TOTAL BALANCED PORTFOLIO                    $  2,323,101
                                                -------------
* Non-Income Producing

+Partially held by the custodian in a segregated account as collateral for open futures positions. Information regarding open futures contracts as of December 31, 1996 is summarized below:

                                                  UNREALIZED
                       NUMBER OF    EXPIRATION   APPRECIATION
ISSUER                 CONTRACTS       DATE        (000'S)
------                 ---------    ----------   ------------
S&P 500 Stock Index       51       March 1997         1


    The Accompanying Notes are an Integral Part of the Financial Statements

SELECT BOND PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996

                                                     MARKET
                                                      VALUE
BONDS (89.4%)                             PAR        (000'S)
--------------------------------------------------------------
AEROSPACE (0.9%)
Lockheed Corporation, 6 3/4%, 3/15/03  $1,000,000  $      997
Northrop Grumman Corporation, 7 3/4%,
 3/1/16                                 1,000,000       1,006
                                                   -----------
    TOTAL                                               2,003
                                                   -----------
AUTO RELATED (0.5%)
Hertz Corp., 9.04%, 6/14/00               900,000         970
                                                   -----------
AUTO & TRUCK (1.6%)
Daimler-Benz Vehicle Trust, 5.85%,
 7/20/03                                1,918,142       1,918
Electronic Data Systems Corporation,
 8.8%, 3/1/21                           1,250,000       1,441
                                                   -----------
    TOTAL                                               3,359
                                                   -----------
BANKS (4.5%)
BT Institutional Capital Trust,
 7 3/4%, 12/1/26(144A)                  3,000,000       2,863
Chase Capital I, 7.67%, 12/1/26           500,000         491
First Chicago Capital Trust, 7.95%,
 12/1/26(144A)                            500,000         490
First Security Corporation, 8.41%,
 12/15/26(144A)                         1,000,000       1,027
JPM Capital Trust, 7.54%, 1/15/27       1,000,000         978
Natwest Capital Corporation, 12 1/8%,
 11/15/02                               1,700,000       1,782
Security Capital Industrial Trust,
 7.3%, 5/15/01                          2,000,000       1,997
                                                   -----------
    TOTAL                                               9,628
                                                   -----------
BEVERAGES (2.6%)
Coca-Cola Enterprises Inc., 8%,
 1/4/05                                 5,000,000       5,410
                                                   -----------
CHEMICALS (1.4%)
Dow Capital B.V., 8 1/2%, 6/8/10        1,800,000       2,021
Nova Chemicals Ltd, 7 1/4%,
 8/15/28(144A)                          1,000,000       1,000
                                                   -----------
    TOTAL                                               3,021
                                                   -----------
CMO & LOAN BACKED CERTIFICATES (20.8%)
Federal Home Loan Mortgage Corp., 7%,
 6/1/25                                 5,869,610       5,763
Federal Home Loan Mortgage Corp.,
 7 1/2%, 6/1/26                         2,526,692       2,530
Federal Home Loan Mortgage Corp.,
 7 1/2%, 7/1/26                           566,000         567
Federal Home Loan Mortgage Corp.,
 7 1/2%, 8/1/26                           167,116         167
Federal Home Laon Mortgage Corp.,
 7 1/2%, 8/1/26                           552,131         553
Federal Home Loan Mortgage Corp.,
 7 1/2%, 8/1/26                           413,265         414
Federal Home Loan Mortgage Corp.,
 7 1/2%, 8/1/26                           156,990         157
Federal Home Loan Mortgage Corp.,
 7 1/2%, 8/1/26                           353,900         354
Federal Home Loan Mortgage Corp.,
 7 1/2%, 8/1/26                           205,060         205
Federal Home Loan Mortgage Corp.,
 7 1/2%, 9/1/26                         2,993,171       2,997
Federal Home Loan Mortgage Corp.,
 7 1/2%, 10/1/26                          887,068         888
Federal Home Loan Mortgage Corp.,
 7 1/2%, 9/1/26                           408,450         409
Federal Home Loan Mortgage Corp.,
 7 1/4%, 4/15/18                        2,054,661       2,070
Federal Home Loan Mortgage Corp., 7%,
 3/15/07                                1,875,000       1,871
Federal Home Loan Mortgage Corp.,
 7 1/2%, 1/1/26                           243,110         243
Federal Home Loan Mortgage Corp.,
 7 1/2%, 8/1/26                           100,378         100
Federal Home Loan Mortgage Corp.,
 6 1/2%, 4/1/11                         6,409,666       6,297
Federal Home Loan Mortgage Corp., 6%,
 7/15/07                                3,900,000       3,787
Federal Home Loan Mortgage Corp.,
 7 1/2%, 8/1/26                           412,918         413
Federal National Mortgage Assoc.,
 6 3/4%, 12/25/23                       3,500,000       3,310
Federal National Mortgage Assoc.,
 8.4%, 2/25/09                          2,500,000       2,633
Federal National Mortgage Assoc., 7%,
 6/1/03                                 4,003,321       4,013
Premier Auto Trust, 6.65%, 4/2/98       2,093,233       2,100
Rural Housing Trust, 6.33%, 4/1/26      2,255,994       2,211
                                                   -----------
    TOTAL                                              44,052
                                                   -----------
FEDERAL GOVERNMENT AND AGENCIES (32.4%)
Government National Mortgage Assoc.,
 8 1/2%, 3/15/23                           10,829          11
Government National Mortgage Assoc.,
 7%, 5/15/23                              461,199         454
Government National Mortgage Assoc.,
 7 1/2%, 2/15/24                        1,776,622       1,783
Government National Mortgage Assoc.,
 7%, 5/15/23                            2,897,022       2,847
Government National Mortgage Assoc.,
 8 1/2%, 9/15/24                           15,373          16
Government National Mortgage Assoc.,
 8 1/2/%, 6/15/23                          18,051          19
Government National Mortgage Assoc.,
 8 1/2%, 6/15/24                          349,657         365
Government National Mortgage Assoc.,
 8 1/2%, 7/15/24                           84,851          88

SELECT BOND PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996
                                                     MARKET
                                                      VALUE
BONDS (89.4%)                             PAR        (000'S)
--------------------------------------------------------------
FEDERAL GOVERNMENT AND AGENCIES (CONTINUED)
Government National Mortgage Assoc.,
 8 1/2%, 2/15/25                       $  115,319  $      120
Government National Mortgage Assoc.,
 7 1/2%, 1/15/24                          878,867         882
Government National Mortgage Assoc.,
 7 1/2%, 1/15/24                          828,733         832
Government National Mortgage Assoc.,
 8 1/2%, 2/15/25                           16,462          17
Government National Mortgage Assoc.,
 8 1/2%, 11/15/24                         311,088         325
Government National Mortgage Assoc.,
 8 1/2%, 5/15/26                          226,272         236
Government National Mortgage Assoc.,
 7 1/2%, 6/15/24                        1,625,306       1,631
Government National Mortgage Assoc.,
 8 1/2%, 11/15/24                         300,760         314
Government National Mortgage Assoc.,
 8 1/2%, 4/15/26                          371,731         388
Government National Mortgage Assoc.,
 8 1/2%, 11/15/24                         460,181         480
Government National Mortgage Assoc.,
 8 1/2%, 4/15/26                          374,448         391
Government National Mortgage Assoc.,
 8 1/2%, 5/15/26                          734,194         766
Government National Mortgage Assoc.,
 8%, 8/15/26                            9,872,306      10,070
Government National Mortgage Assoc.,
 8 1/2%, 9/15/21                          175,912         184
Government National Mortgage Assoc.,
 7%, 6/15/23                            2,649,822       2,604
U.S. Treasury, 6 3/4%, 8/15/26          8,035,000       8,090
U.S. Treasury, 6 1/2%, 11/15/26         3,000,000       2,944
U.S. Treasury, 6 3/8%, 5/15/99         19,100,000      19,267
U.S. Treasury, 7%, 7/15/06             12,900,000      13,404
                                                   -----------
    TOTAL                                              68,528
                                                   -----------
FOREIGN GOVERNMENT BONDS (1.1%)
Province of Quebec, 6 1/2%, 1/17/06     2,500,000       2,413
                                                   -----------
FINANCE COMPANIES (0.8%)
Associates Corp. of North America,
 7.95%, 2/15/10                         1,500,000       1,637
                                                   -----------
FINANCIAL SERVICES (2.8%)
Eaglemark Trust, 6 3/4%,
 11/15/02(144A)                         1,636,862       1,653
Team Fleet Financing Corporation,
 6.65%, 12/15/02(144A)                  3,200,000       3,175
Union Planters Capital Trust A, 8.2%,
 12/15/26(144A)                         1,000,000         991
                                                   -----------
    TOTAL                                               5,819
                                                   -----------
FOOD (0.7%)
Nabisco Inc., 8%, 1/15/00               1,500,000       1,556
                                                   -----------
MEDIA (4.1%)
News America Holdings Inc., 7 1/2%,
 3/1/00                                $3,500,000  $    3,572
News America Holdings Inc., 8 1/4%,
 8/10/18                                1,000,000       1,011
Tele Communications, Inc., 7 3/8%,
 2/15/00                                2,000,000       2,007
Time Warner Entertainment Inc.,
 8 7/8%, 10/1/12                        2,000,000       2,198
                                                   -----------
    TOTAL                                               8,788
                                                   -----------
PAPER / FOREST PRODUCTS (0.9%)
Crown Cork & Seal Finance PLC 6 3/4%,
 12/15/03                               2,000,000       1,985
                                                   -----------
RECREATIONAL VEHICLES (0.7%)
CIT RV Owner Trust, 6 1/4%, 1/15/11     1,479,034       1,478
                                                   -----------
RETAIL-GENERAL (0.5%)
May Department Stores Company, 7.45%,
 10/15/16                               1,000,000       1,006
                                                   -----------
TOBACCO (2.1%)
Philip Morris Companies, 9%, 5/15/98    1,750,000       1,811
Philip Morris Companies, 9 1/4%,
 2/15/00                                  500,000         537
Philip Morris Companies, 7 1/4%,
 1/15/03                                1,000,000       1,012
RJR Nabisco Inc., 8 5/8%, 12/1/02       1,000,000       1,008
                                                   -----------
    TOTAL                                               4,368
                                                   -----------
UTILITY-ELECTRIC (10.1%)
Beaver Valley Funding Corp., 8 1/4%,
 6/1/03                                 1,500,000       1,507
Cleveland Electric Illum Co., 7 3/8%,
 6/1/03                                   500,000         491
Unicom Corp., 6 1/2%, 4/15/00           1,000,000         996
Long Island Lighting Co., 9 5/8%,
 7/1/24                                 1,500,000       1,544
Long Island Lighting Co., 8 5/8%,
 4/15/04                                1,000,000       1,036
Ohio Edison Company, 7 3/8%, 9/15/02    1,000,000       1,010
Pacific Gas & Electric Co., 7 1/4%,
 3/1/26                                 3,500,000       3,373
Pacific Gas & Electric Co, 5 3/8%,
 8/1/98                                 2,600,000       2,572
Pennsylvania Power & Light, 5 1/2%,
 4/1/98                                 3,000,000       2,976
Peco Energy Company, 7 1/2%, 1/15/99    1,500,000       1,533
Peco Energy Company, 7 3/4%, 3/1/23     1,150,000       1,120

SELECT BOND PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996
                                                     MARKET
                                                      VALUE
BONDS (89.4%)                             PAR        (000'S)
--------------------------------------------------------------
Public Service Electric & Gas Co.,
 6 7/8%, 1/1/03                        $2,250,000  $    2,248
Texas Utilities Electric Co., 7 7/8%,
 3/1/23                                 1,000,000         996
                                                   -----------
    TOTAL                                              21,402
                                                   -----------
UTILITY-GAS (0.9%)
Columbia Gas System Inc., 7.32%,
 11/28/10                               2,000,000       1,965
                                                   -----------
    TOTAL BONDS                                       189,388
                                                   -----------

                                                     MARKET
                                                      VALUE
MONEY MARKET INVESTMENTS (10.6%)          PAR        (000'S)
--------------------------------------------------------------
AEROSPACE (1.6%)
Raytheon Company, 5.36%, 1/17/97       $3,400,000  $    3,392
                                                   -----------
COMPUTER RELATED (1.4%)
International Business Machines
 Corp., 6 3/8%, 11/1/97                 3,000,000       3,012
                                                   -----------
FINANCE COMPANIES (2.1%)
Associates Corp. of North America,
 6 7/8%, 1/15/97                        2,200,000       2,200
Avco Financial Services Inc., 5 7/8%,
 10/15/97                              $2,200,000  $    2,201
                                                   -----------
    TOTAL                                               4,401
                                                   -----------
FINANCIAL SERVICES (3.4%)
Beneficial Corp., 6.86%, 11/19/97       2,200,000       2,219
General Electric Capital Corp., 5.4%,
 1/8/97                                 5,000,000       4,995
                                                   -----------
    TOTAL                                               7,214
                                                   -----------
UTILITY-ELECTRIC (2.1%)
DTE Energy Company, 5.41%, 5/1/97       4,000,000       3,997
Duke Power Company, 6.85%, 1/2/97         400,000         400
                                                   -----------
    TOTAL                                               4,397
                                                   -----------
    TOTAL MONEY MARKET
      INVESTMENTS                                      22,416
                                                   -----------
    TOTAL SELECT BOND PORTFOLIO                    $  211,804
                                                   -----------


    The Accompanying Notes are an Integral Part of the Financial Statements

HIGH YIELD BOND PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996
                                                     MARKET
                                                      VALUE
BONDS (87.0%)                              PAR       (000'S)
--------------------------------------------------------------
APPAREL-TEXTILES (2.3%)
Polysindo International Finance,
 11 3/8%, 6/15/06                        $2,000,000  $   2,153
                                                    ----------
AUTO RELATED (2.2%)
++Exide Corporation, 12 1/4%, 12/15/04   1,100,000      1,001
Speedy Muffler King Inc., 10 7/8%,
 10/1/06                                 1,000,000      1,072
                                                    ----------
    TOTAL                                               2,073
                                                    ----------
BROADCASTING (4.4%)
Gray Communications, 10 5/8%, 10/1/06    2,000,000      2,115
Katz Media Corp., 10 1/2%,
 1/15/07(144A)                           1,000,000      1,025
Lamar Advertising Company, 9 5/8%,
 12/1/06                                 1,000,000      1,035
                                                    ----------
    TOTAL                                               4,175
                                                    ----------
BUILDING & CONSTRUCTION (0.8%)
Primeco Inc., 12 3/4%, 3/1/05              666,000        759
                                                    ----------
CABLE TELEVISION (9.3%)
Adelphia Communications, 12 1/2%,
 5/15/02                                 1,500,000      1,537
Adelphia Communications, 9 1/2%,
 2/15/04 PIK                             1,000,000        865
Cablevision Systems Corp., 9 7/8%,
 5/15/06                                 1,000,000      1,026
Lenfest Communications, Inc., 10 1/2%,
 6/15/06                                 2,500,000      2,637
++Marcus Cable Operating, 13 1/2%,
 8/1/04                                  3,250,000      2,657
                                                    ----------
    TOTAL                                               8,722
                                                    ----------
CHEMICALS (6.0%)
++NL Industries, Inc., 13%, 10/15/05     3,500,000      3,019
Tri Polyta Finance BV, 11 3/8%,
 12/1/03                                 2,500,000      2,600
                                                    ----------
    TOTAL                                               5,619
                                                    ----------
ENVIRONMENTAL CONTROL (1.1%)
Allied Waste North American, 10 1/4%,
 12/1/06(144A)                           1,000,000      1,049
                                                    ----------
FINANCIAL INSTITUTION (7.0%)
First Nationwide Holdings, 12 1/2%,
 4/15/03                                 2,000,000      2,200
First Nationwide Holdings, 10 5/8%,
 10/1/03(144A)                           2,000,000      2,160
Homeside Inc., 11 1/4%, 5/15/03          2,000,000      2,230
                                                    ----------
    TOTAL                                               6,590
                                                    ----------
FINANCIAL SERVICES (2.2%)
Outsourcing Solutions, 11%,
 11/1/06(144A)                           2,000,000      2,095
                                                    ----------
FOREIGN/GOVERMENT BONDS (2.2%)
Republic Of Argentina, 11%, 10/9/06     $2,000,000  $   2,095
                                                    ----------
HEALTHCARE (4.5%)
Dade International, Inc., 11 1/8%,
 5/1/06                                  1,000,000      1,080
Prime Succession Acq. Co., 10 3/4%,
 8/15/04(144A)                           1,000,000      1,082
Quest Diagnostic, 10 3/4%, 12/15/06      2,000,000      2,100
                                                    ----------
    TOTAL                                               4,262
                                                    ----------
LEISURE RELATED (11.7%)
Alliance Gaming, 12 7/8%, 6/30/03        1,500,000      1,590
Casino America, 12 1/2%, 8/1/03          2,000,000      1,897
Cobb Theatres/Fin Corp., 10 5/8%,
 3/1/03                                  1,000,000      1,052
Cobblestone Holdings, Inc., 0%, 6/1/04   2,875,000      1,251
Station Casinos, Inc., 10 1/8%,
 3/15/06                                   500,000        501
Trump Atlantic City, 11 1/4%, 5/1/06     3,000,000      2,970
Trump Hotels & Casino Resort, 15 1/2%,
 6/15/05                                 1,500,000      1,716
                                                    ----------
    TOTAL                                              10,977
                                                    ----------
MISCELLANEOUS BASIC MATERIALS (2.4%)
Cemex SA, 12 3/4%, 7/15/06               2,000,000      2,235
                                                    ----------
OFFICE EQUIPMENT (1.2%)
United Stationer Supply Co., 12 3/4%,
 5/1/05                                  1,000,000      1,105
                                                    ----------
OIL & GAS INDEPENDENT (3.9%)
Bridas Corporation, 12 1/2%,
 6/10/03(144A)                           1,500,000      1,541
Transtexas Gas, 11 1/2%, 6/15/02         2,000,000      2,162
                                                    ----------
    TOTAL                                               3,703
                                                    ----------
PAPER (2.3%)
Grupo Industrial Durango, 12 5/8%,
 8/1/03                                  2,000,000      2,175
                                                    ----------
REFINING (0.9%)
++Transamerican Refining, 18 1/2%,
 2/15/02                                 1,000,000        820
                                                    ----------
RETAIL-FOOD (8.7%)
Fleming Companies, Inc., 10 5/8%,
 12/15/01                                1,500,000      1,523
Grand Union Company, 12%, 9/1/04         2,000,000      2,120
Jitney-Jungle Stores, 12%, 3/1/06        2,500,000      2,650
P & C Food Markets, Inc., 11 1/2%,
 10/15/01                                  375,000        332
Pathmark Stores, 11 5/8%, 6/15/02        1,500,000      1,530
                                                    ----------
    TOTAL                                               8,155
                                                    ----------
TELECOMMUNICATIONS (8.1%)
Comtel Brasileira Ltda., 10 3/4%,
 9/26/04(144A)                           2,000,000      2,058

HIGH YIELD BOND PORTFOLIO

NORTHWESTERN MUTUAL SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996

                                                      MARKET
                                                      VALUE
BONDS (87.0%)                              PAR       (000'S)
--------------------------------------------------------------
++Mobilemedia Communications, 10 1/2%,
 12/1/03                                $2,000,000  $     410
Paging Network, 10%, 10/15/08(144A)      2,000,000      2,028
Sprint Spectrum L.P./Fin., 11%,
 8/15/06                                 1,000,000      1,083
++Sprint Spectrum L.P./Fin., 12 1/2%,
 8/15/06                                 1,000,000        673
++Telewest PLC, 11%, 10/1/07             2,000,000      1,390
                                                    ----------
    TOTAL                                               7,642
                                                    ----------
TRUCKING-SHIPPING (2.3%)
Ryder System Incorporated, 10%,
 12/1/06(144A)                           1,000,000      1,038
Stena AB, 10 1/2%, 12/15/05              1,000,000      1,080
                                                    ----------
    TOTAL                                               2,118
                                                    ----------
UTILITY-PROJECT (3.4%)
CE Casecan Water & Energy, 11.95%,
 11/15/10                                1,000,000      1,113
Calpine Corp., 10 1/2%, 5/15/06          2,000,000      2,118
                                                    ----------
    TOTAL                                               3,231
                                                    ----------
    TOTAL BONDS                                        81,753
                                                    ----------

                                                      MARKET
                                                      VALUE
COMMON STOCK (1.5%)                       SHARES     (000'S)
--------------------------------------------------------------
APPAREL-TEXTILES (1.2%)
Ithaca Industries                          136,000  $   1,088
                                                    ----------
ELECTRONICS (0.1%)
Exide Electronics Group-Warrants
 (144A)                                      2,000         60
                                                    ----------
LEISURE RELATED (0.1%)
Cobblestone Holdings, Inc.                   2,875         43
                                                    ----------
PAPER (0.1%)
*SDW Holdings Corporation-Warrants          20,000         80
                                                    ----------
    TOTAL COMMON STOCK                                  1,271
                                                    ----------

                                                      MARKET
                                                      VALUE
PREFERRED STOCK (5.1%)                    SHARES     (000'S)
--------------------------------------------------------------
CABLE (2.0%)
Cablevision Systems Corp. PIK               10,000  $     898
Cablevision Systems Corp.                   10,293        962
                                                    ----------
    TOTAL                                               1,860
                                                    ----------
LEISURE RELATED (2.1%)
Alliance Gaming PIK                         15,636      1,483
Station Casinos                             10,000        479
                                                    ----------
    TOTAL                                               1,962
                                                    ----------
PRINTING & PUBLISHING (1.0%)
K-III Communications                        10,000        980
Time Warner, Inc.                              260         28
                                                    ----------
    TOTAL                                               1,008
                                                    ----------
    TOTAL PREFERRED STOCK                               4,830
                                                    ----------

                                                      MARKET
                                                      VALUE
MONEY MARKET INVESTMENTS (6.4%)            PAR       (000'S)
--------------------------------------------------------------
FINANCIAL SERVICES (0.7%)
IBM Credit Corporation, 5.5%, 1/23/97   $  700,000  $     698
                                                    ----------
TOBACCO (5.7%)
Philip Morris Companies, 6.5%, 1/2/97    5,400,000      5,399
                                                    ----------
    TOTAL MONEY MARKET
      INVESTMENTS                                       6,097
                                                    ----------
    TOTAL HIGH YIELD BOND PORTFOLIO                 $  93,951
                                                    ----------

 *Non-Income Producing.
++Denotes deferred interest security that receives no coupon payments until a predetermined date at which the stated coupon rate becomes effective.


  The Accompanying Notes are an Integral Part of the Financial Statements